       AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 28, 2003

                                                     REGISTRATION NOS. 333-53836
                                                                   AND 811-10213
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
--------------------------------------------------------------------------------
                                    FORM N-4

                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933

                           PRE-EFFECTIVE AMENDMENT NO.                      / /

                         POST-EFFECTIVE AMENDMENT NO. 5                     /X/

                                       AND

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

                                 AMENDMENT NO. 6                            /X/

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
                           (EXACT NAME OF REGISTRANT)

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                          435 HUDSON STREET, 2ND FLOOR
                            NEW YORK, NEW YORK 10014
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
                  DEPOSITOR'S TELEPHONE NUMBER: (800) 853-1969

Name and Address of Agent for Service:           Copy to:

Craig A. Hawley. Esq.                            Michael Berenson, Esq.
Secretary and General Counsel                    Christopher D. Menconi, Esq.
Inviva, Inc.                                     Morgan, Lewis & Bockius LLP
9920 Corporate Campus Drive, Suite 1000          1111 Pennsylvania Avenue, N.W.
Louisville, Kentucky 40223                       Washington, D.C. 20004


It is proposed that this filing will become effective:
/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/ / on _____ pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/X/ on May 1, 2003 pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:

/ / this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment

 Title of Securities Being Registered: Units of interest in the Separate Account under flexible premium variable deferred annuity contracts

                               ADVANTAGE STRATEGY
              INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY CONTRACT


                                    ISSUED BY

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I

                                       and

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

   This prospectus describes the Advantage Strategy individual flexible premium deferred annuity contract, fixed and variable accounts (CONTRACT) offered by Jefferson National Life Insurance Company (we, us, our). This contract provides for the accumulation of contract values and subsequent annuity payments on a fixed basis, a variable basis or a combination of both.

   The annuity contract has a variety of investment options which include a fixed account and several subaccounts that invest in investment portfolios listed below. You can put your money in the fixed account and/or the subaccounts. Money you put in a subaccount is invested exclusively in a single portfolio. Your investments in the portfolios are not guaranteed. You could lose your money. Currently, you can invest in up to 15 investment options at the same time. In certain states, your contract may not offer a fixed account option. Money you direct into the fixed account earns interest at a rate guaranteed by us.


THE ALGER AMERICAN FUND
MANAGED BY FRED ALGER MANAGEMENT, INC.
   -  Alger American Growth Portfolio
   -  Alger American Leveraged AllCap Portfolio
   -  Alger American MidCap Growth Portfolio
   -  Alger American Small Capitalization Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
MANAGED BY AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.
   -  VP Income & Growth Fund
   -  VP International Fund
   -  VP Value Fund




CONSECO SERIES TRUST
MANAGED BY CONSECO CAPITAL MANAGEMENT, INC.
   -  Balanced Portfolio
   -  Conseco 20 Focus Portfolio
   -  Equity Portfolio
   -  Fixed Income Portfolio
   -  Government Securities Portfolio
   -  High Yield Portfolio
   -  Money Market Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES) MANAGED BY THE DREYFUS CORPORATION
SUB-ADVISED BY NCM CAPITAL MANAGEMENT GROUP, INC.

DREYFUS STOCK INDEX FUND (INITIAL SHARES)
MANAGED BY THE DREYFUS CORPORATION AND MELLON EQUITY ASSOCIATES

DREYFUS VARIABLE INVESTMENT FUND ("DREYFUS VIF") (INITIAL SHARES)
MANAGED BY THE DREYFUS CORPORATION
   -  Dreyfus VIF--Disciplined Stock Portfolio
   -  Dreyfus VIF--International Value Portfolio

FEDERATED INSURANCE SERIES
MANAGED BY FEDERATED INVESTMENT MANAGEMENT COMPANY

   -  Federated Capital Income Fund II (formerly, Utility Fund II)
   -  Federated High Income Bond Fund II (Primary Shares)


MANAGED BY FEDERATED GLOBAL INVESTMENT MANAGEMENT CORP.
   -  Federated International Equity Fund II
   -  Federated International Small Company Fund II

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.
MANAGED BY U.S. BANCORP ASSET MANAGEMENT, INC.
   -  First American Large Cap Growth Portfolio
   -  First American Mid Cap Growth Portfolio

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                                                  2003 ACCOUNT I

VARIABLE ANNUITY


INVESCO VARIABLE INVESTMENT FUNDS, INC.
MANAGED BY INVESCO FUNDS GROUP, INC.
   -  INVESCO VIF--Core Equity Fund (formerly Equity Income Fund)
   -  INVESCO VIF--Financial Services Fund
   -  INVESCO VIF--Health Sciences Fund
   -  INVESCO VIF--High Yield Fund
   -  INVESCO VIF--Real Estate Opportunity Fund
   -  INVESCO VIF--Technology Fund
   -  INVESCO VIF--Telecommunications Fund

JANUS ASPEN SERIES
MANAGED BY JANUS CAPITAL MANAGEMENT LLC

   -  Global Portfolio (______ Shares)

   -  Growth Portfolio (Service Shares)

   -  Growth & Income Portfolio (______ Shares)
   - Mid Cap Portfolio (formerly, Aggressive Growth Portfolio) (Institutional Shares)

   -  Worldwide Growth Portfolio (Service Shares)

LAZARD RETIREMENT SERIES, INC.
MANAGED BY LAZARD ASSET MANAGEMENT
   -  Lazard Retirement Equity Portfolio
   -  Lazard Retirement Small Cap Portfolio


LEVCO SERIES TRUST
MANAGED BY JOHN A. LEVIN & CO., INC.
   -  Levco Equity Value Fund (Class A Shares)
   -  Van Eck - Levin Mid Cap Value Fund


LORD ABBETT SERIES FUND, INC.
MANAGED BY LORD, ABBETT & CO.
   -  Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
MANAGED BY NEUBERGER BERMAN MANAGEMENT, INC.
   -  Limited Maturity Bond Portfolio
   -  Midcap Growth Portfolio
   -  Partners Portfolio

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
MANAGED BY PIONEER INVESTMENT MANAGEMENT, INC.
   -  Pioneer Equity Income VCT Portfolio


   -  Pioneer Fund VCT Portfolio

RYDEX VARIABLE TRUST
MANAGED BY RYDEX GLOBAL ADVISORS
   -  Nova Fund
   -  OTC Fund
   -  U.S. Government Money Market Fund

SELIGMAN PORTFOLIOS, INC.
MANAGED BY J. & W. SELIGMAN & CO. INCORPORATED
   -  Seligman Communications and Information Portfolio (Class 2 Shares)
   -  Seligman Global Technology Portfolio (Class 2 Shares)

STRONG OPPORTUNITY FUND II, INC.
ADVISED BY STRONG CAPITAL MANAGEMENT, INC.
   -  Strong Opportunity Fund II

STRONG VARIABLE INSURANCE FUNDS, INC.
ADVISED BY STRONG CAPITAL MANAGEMENT, INC.
   -  Strong Mid Cap Growth Fund II

VAN ECK WORLDWIDE INSURANCE TRUST
MANAGED BY VAN ECK ASSOCIATES CORPORATION

   -  Ultra Short Term Bond Fund

   -  Worldwide Bond Fund
   -  Worldwide Emerging Markets Fund
   -  Worldwide Hard Assets Fund
   -  Worldwide Real Estate Fund

   Please read this prospectus before investing. You should keep it for future reference. It contains important information about the contract.


   To learn more about the contract, you can obtain a copy of our Statement of Additional Information (SAI) dated May 1, 2003. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The SAI's Table of Contents is at the end of this prospectus. For a free copy of the SAI, call us at (866) 667-0561 or write us at our administrative office: [P.O. Box ____, Louisville, Kentucky _______].


THE CONTRACTS:
   -  ARE NOT BANK DEPOSITS
   -  ARE NOT FEDERALLY INSURED
   -  ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY
   -  ARE NOT GUARANTEED AND MAY BE SUBJECT TO LOSS OF PRINCIPAL


May 1, 2003

TABLE OF CONTENTS


                                                                            PAGE
INDEX OF SPECIAL TERMS                                                        XX

HIGHLIGHTS                                                                    XX

FEE TABLE                                                                     XX

THE COMPANY                                                                   XX

THE ADVANTAGE STRATEGY ANNUITY CONTRACT                                       XX

PURCHASE                                                                      XX
     Purchase Payments                                                        XX
     Allocation of Purchase Payments                                          XX
     Free Look                                                                XX

INVESTMENT OPTIONS                                                            XX
     Investment Portfolios                                                    XX
     The Fixed Account                                                        XX
     The General Account                                                      XX
     Voting Rights                                                            XX
     Substitution                                                             XX
     Transfers                                                                XX
     Excessive Trading Limits                                                 XX
     Dollar Cost Averaging Program                                            XX
     Rebalancing Program                                                      XX
     Sweep Program                                                            XX

EXPENSES                                                                      XX
     Insurance Charges                                                        XX
     Earnings Protection Benefit Rider                                        XX
     Guaranteed Minimum Withdrawal Benefit                                    XX
     Contract Maintenance Charge                                              XX
     Contingent Deferred Sales Charge                                         XX
     Waiver of Contingent Deferred Sales Charge                               XX
     Reduction or Elimination of the Contingent Deferred Sales Charge         XX
     Transfer Fee                                                             XX
     Premium Taxes                                                            XX
     Income Taxes                                                             XX
     Investment Portfolio Expenses                                            XX

CONTRACT VALUE                                                                XX
     Accumulation Units                                                       XX

ACCESS TO YOUR MONEY                                                          XX
     Optional Guaranteed Minimum Withdrawal Benefit                           XX
     Systematic Withdrawal Program                                            XX
     Suspension of Payments or Transfers                                      XX

DEATH BENEFIT                                                                 XX
     Upon Your Death During the Accumulation Period                           XX

     Death Benefit Amount During the Accumulation Period                      XX
     Optional Guaranteed Minimum Death Benefit                                XX
     Earnings Protection Benefit                                              XX
     Payment of the Death Benefit During the Accumulation Period              XX
     Death of Contract Owner During the Annuity Period                        XX
     Death of Annuitant                                                       XX

ANNUITY PAYMENTS (THE ANNUITY PERIOD)                                         XX
     Annuity Payment Amount                                                   XX
     Optional Guaranteed Minimum Income Benefit                               XX
     Annuity Options                                                          XX

TAXES                                                                         XX
     Annuity Contracts in General                                             XX
     Tax Status of the Contracts                                              XX
     Taxation of Non-Qualified Contracts                                      XX
     Taxation of Qualified Contracts                                          XX
     Possible Tax Law Changes                                                 XX

OTHER INFORMATION                                                             XX
     Legal Proceedings                                                        XX
     Legal Matters                                                            XX
     The Separate Account                                                     XX
     Distributor                                                              XX
     Ownership                                                                XX
     Beneficiary                                                              XX
     Assignment                                                               XX
     Internal Appeals Procedures                                              XX
     Appeal of Final Decision                                                 XX
     Dispute Resolution Procedures                                            XX
     Financial Statements                                                     XX

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION                  XX

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need additional explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.


                                                                            PAGE
Accumulation Period                                                           XX
Accumulation Unit                                                             XX
Annuitant                                                                     XX
Annuity Date                                                                  XX
Annuity Options                                                               XX
Annuity Payments                                                              XX
Annuity Period                                                                XX
Annuity Unit                                                                  XX
Beneficiary                                                                   XX
Contract                                                                      XX
Investment Portfolios                                                         XX
Joint Owner                                                                   XX
Non-Qualified                                                                 XX
Owner                                                                         XX
Purchase Payment                                                              XX
Qualified                                                                     XX
Tax Deferral                                                                  XX

HIGHLIGHTS


   The variable annuity contract that we are offering is a contract between you (the owner) and us (the insurance company). The contract provides a way for you to invest on a tax-deferred basis in the subaccounts of Jefferson National Life Annuity Account I (Separate Account) and the fixed account. The fixed account may not be available in your state. The contract is intended to be used to accumulate money for retirement or other long-term tax-deferred investment purposes.

   We offer, for an additional charge, a Guaranteed Minimum Withdrawal Benefit. Subject to certain limitations, this benefit allows you to make withdrawals from your contract irrespective of the value of your contract. This benefit is described in more detail under the heading "Optional Guaranteed Minimum Withdrawal Benefit."

   The contract offers a choice of two guaranteed minimum death benefit options and a guaranteed minimum income benefit option. If you elect the Guaranteed Minimum Income Benefit option, you must also elect one of the guaranteed minimum death benefit options. These options guarantee minimum death benefit and annuity payment amounts. There is an additional charge for these options. These options may not be available in your state.

   We also offer, for an additional charge, an Earnings Protection Benefit ("EPB") option. The EPB option is designed to help your beneficiary defray federal and state taxes that may apply to the death benefit paid from the contract. The EPB option is not available for qualified contracts and may not be available in your state. This benefit is described in more detail under the heading "Earnings Protection Benefit."

   All deferred annuity contracts, like the contract, have two periods: the accumulation period and the annuity period. During the accumulation period, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. If you make a withdrawal during the accumulation period, we may assess a charge of up to 7% of each purchase payment withdrawn. The annuity period occurs when you begin receiving regular annuity payments from your contract.


   You can choose to receive annuity payments on a variable basis, on a fixed basis or a combination of both. If you choose variable payments, the amount of the variable annuity payments will depend upon the investment performance of the investment portfolios you select for the annuity period. If you choose fixed payments, the amount of the fixed annuity payments are constant for the entire annuity period.


   FREE LOOK. If you cancel the contract within 10 days after receiving it (or whatever longer time period is required in your state), we will cancel the contract without assessing a contingent deferred sales charge. You will receive whatever your contract is worth on the day we receive your request for cancellation. This may be more or less than your original payment. We will return your original payment if required by law. If we are required to return your original payment, we will allocate your money to the Rydex U.S. Government Money Market subaccount during the free look period. At the end of that period, we will allocate amounts held in the Rydex U.S. Government Money Market subaccount to the investment options you have selected.

   TAX PENALTY. In general, your earnings are not taxed until you take money out of your contract. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as income. Payments during the annuity period are considered partly a return of your original investment. The part of each payment that is a return of your investment is not taxable as income. Once you have recovered the full amount of your investment, however, the entire amount of your annuity payment will be taxable income to you.


   INQUIRIES. If you need more information, please contact us at:

   Jefferson National Life Insurance Company
   [P.O. Box ____
   Louisville, Kentucky _______]
   (866) 667-0561

FEE TABLE


   The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. The first table describes the fees and expenses that you will pay at the time you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted.

OWNER TRANSACTION EXPENSES



CONTINGENT DEFERRED SALES CHARGE (as a percentage
of purchase payments withdrawn)(1/)                  7%

TRANSFER FEE(2/)                                     You may make up to 12
                                                     transfers each contract
                                                     year without charge.
                                                     Thereafter, we may charge a
                                                     fee of $25 per transfer.



   The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including the investment portfolios' fees and expenses.



                                                                  CURRENT CHARGE                     MAXIMUM CHARGE
CONTRACT MAINTENANCE CHARGE(3/)                             $30 per contract per year           $60 per contract per year

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

Mortality and Expense Risk and Administrative Charges                 1.40%                               1.65%

TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                                1.40%                               1.65%
(without optional riders)

OPTIONAL GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER
(as a percentage of average account value)
                  5 YEAR WAITING PERIOD                               0.35%                               0.50%
                  7 YEAR WAITING PERIOD                               0.25%                               0.40%

GUARANTEED MINIMUM DEATH BENEFIT OPTION 1 RIDER (as a
percentage of average account value)                                  0.35%                               0.50%

GUARANTEED MINIMUM DEATH BENEFIT OPTION 2 RIDER (as a
percentage of average account value)                                  0.45%                               0.65%

GUARANTEED MINIMUM DEATH BENEFIT OPTION 1 AND OPTIONAL
GUARANTEED MINIMUM INCOME BENEFIT RIDERS (as a
percentage of average account value)(4/)                              0.65%                               1.00%

GUARANTEED MINIMUM DEATH BENEFIT OPTION 2 AND OPTIONAL
GUARANTEED MINIMUM INCOME BENEFIT RIDERS (as a
percentage of average account value)(4/)                              0.75%                               1.15%

OPTIONAL EARNINGS PROTECTION BENEFIT RIDER
(as a percentage of contract value as of the contract
anniversary date)                                                     0.25%                               0.25%

TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES
(assuming Guaranteed Minimum Withdrawal Benefit (With
5 Year Waiting Period), Guaranteed Minimum Death
Benefit Option 2, Guaranteed Minimum Income Benefit
and Earnings Protection Benefit rider)                                2.75%                               3.55%



   The next item shows the minimum and maximum total operating expenses charged by the investment portfolios that you may pay periodically during the time that you own the contract. More detail concerning each investment portfolio's fees and expenses is contained in the prospectus for each investment portfolio.



                                                                           MINIMUM      MAXIMUM
TOTAL INVESTMENT PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from investment portfolio assets,
including management fees and other expenses)                                X.XX%        X.XX%



(1/) The contingent deferred sales charge, which applies separately to each purchase payment, decreases to zero over time in accordance with the following schedule:


     NO. OF CONTRACT YEARS FROM                                  CONTINGENT DEFERRED
     RECEIPT OF PURCHASE PAYMENT                                SALES CHARGE PERCENT
     -------------------------------------------------------------------------------
     0-1                                                                        7%
     2                                                                          7%
     3                                                                          6%
     4                                                                          5%
     5                                                                          4%
     6                                                                          3%
     7                                                                          2%
     8 AND MORE                                                                 0%
     ------------------------------------------------------------------------------





     Once each contract year, you can take money out of your contract without a contingent deferred sales charge. The amount of money you can withdraw without a contingent deferred sales charge is the greater of: (i) 10% of the value of your contract (on a non-cumulative basis); (ii) the IRS minimum distribution requirement for your contract if issued in connection with certain Individual Retirement Annuities; or (iii) the total of your purchase payments that have been in the contract more than 7 complete years.

(2/) Transfers made for the Dollar Cost Averaging, Sweep or Rebalancing Programs and transfers made at the end of the free look period do not count toward the 12 transfers per contract year limit. All reallocations made on the same day count as one transfer.

(3/) Jefferson National will not charge the contract maintenance charge if the value of your contract is $50,000 or more.

(4/) You can purchase the Guaranteed Minimum Income Benefit rider only if you purchase either Guaranteed Minimum Death Benefit Option 1 rider or Guaranteed Minimum Death Benefit Option 2 rider.

EXAMPLES OF FEES AND EXPENSES

     This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, contract fees, Separate Account annual expenses, and investment portfolio fees and expenses.

     The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the investment portfolios. Examples 1, 2 and 3 assume that you have not purchased any optional riders. Examples 4, 5 and 6 assume that you have purchased Guaranteed Minimum Withdrawal Benefit (with __ Year Waiting Period), Guaranteed Minimum Death Benefit Option 2, Guaranteed Minimum Income Benefit and Earnings Protection Benefit riders. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     (1) If you surrender your contract at the end of the applicable time period and have not purchased any riders:



          1 YEAR          3 YEARS         5 YEARS     10 YEARS
          $_____          $_____          $_____      $_____



     (2) If you annuitize at the end of the applicable time period and have not purchased any riders:



          1 YEAR          3 YEARS         5 YEARS     10 YEARS
          $_____          $_____          $_____      $_____



     (3) If you do not surrender your contract and have not purchased any riders:



          1 YEAR          3 YEARS         5 YEARS     10 YEARS
          $_____          $_____          $_____      $_____



     (4) If you surrender your contract at the end of the applicable time period and have purchased Guaranteed Minimum Withdrawal Benefit (with
          __ Year Waiting Period), Guaranteed Minimum Death Benefit Option 2, Guaranteed Minimum Income Benefit and Earnings Protection Benefit riders with a maximum aggregate charge of ____%:



          1 YEAR          3 YEARS         5 YEARS     10 YEARS
          $_____          $_____          $_____      $_____



     (5) If you annuitize at the end of the applicable time period and have purchased Guaranteed Minimum Withdrawal Benefit (with __ Year Waiting Period), Guaranteed Minimum Death Benefit Option 2, Guaranteed Minimum Income Benefit and Earnings Protection Benefit riders with a maximum aggregate charge of ____%:



          1 YEAR          3 YEARS         5 YEARS     10 YEARS
          $_____          $_____          $_____      $_____



     (6) If you do not surrender your contract and have purchased Guaranteed Minimum Withdrawal Benefit (with __ Year Waiting Period), Guaranteed Minimum Death Benefit Option 2, Guaranteed Minimum Income Benefit and Earnings Protection Benefit riders with a maximum aggregate charge of ____%:

          1 YEAR          3 YEARS         5 YEARS     10 YEARS
          $_____          $_____          $_____      $_____



CONDENSED FINANCIAL INFORMATION

   Appendix B to this prospectus contains tables that show accumulation unit values and the number of accumulation units outstanding for each of the subaccounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are in the Statement of Additional Information.

THE COMPANY


   Jefferson National Life Insurance Company (Jefferson National) was originally organized in 1937. Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company and prior to October 7, 1998, we were known as Great American Reserve Insurance Company.

   We are principally engaged in the life insurance business in 49 states and the District of Columbia. We are a stock company organized under the laws of the state of Texas and are an indirect wholly-owned subsidiary of Inviva, Inc.

THE ADVANTAGE STRATEGY ANNUITY CONTRACT


   This prospectus describes the variable annuity contract we are offering. An annuity is a contract between you (the owner) and our insurance company, where you make purchase payments and we promise to pay you an income in the form of periodic annuity payments. Until you decide to begin receiving annuity payments, your contract is in the ACCUMULATION PERIOD. Once you begin receiving annuity payments, your contract is in the ANNUITY PERIOD.

   The contract benefits from tax deferral. TAX DEFERRAL means that you are not taxed on any earnings or appreciation on the assets in your contract until you take money out of your contract.

   The contract is called a variable annuity because you can choose among the investment portfolios, and depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation period depends upon the investment performance of the investment portfolio(s) you select.


   You can choose to receive annuity payments on a variable basis, fixed basis or a combination of both. If you choose variable payments, the amount of the annuity payments you receive will depend upon the investment performance of the investment portfolio(s) you select for the annuity period. If you elect to receive payments on a fixed basis, the payments you receive will remain level for the period of time selected.


PURCHASE

PURCHASE PAYMENTS

   A PURCHASE PAYMENT is the money you give us to buy the contract. The minimum purchase payment we will accept is $5,000 when the contract is bought as a non-qualified contract. If you are buying the contract as a qualified contract, the minimum we will accept is $2,000. The maximum of total purchase payments is $2,000,000 without our prior approval.

   You can make additional purchase payments of $500 or more to a non-qualified contract and $50 or more to a qualified contract. If you select the automatic payment check option or electronic funds transfer (EFT), you can make additional payments of $200 each month for non-qualified contracts and $50 each month for qualified contracts.

ALLOCATION OF PURCHASE PAYMENTS


   You control where your purchase payments are invested. When you purchase a contract, we will allocate your purchase payment as you direct to the fixed account (if available), and the investment portfolios you select. Currently, you can allocate money to as many as 15 investment options (investment portfolios and fixed account) at any one time. When you make additional purchase payments, we will allocate them in the same way as your first purchase payment, unless you tell us otherwise. Allocation percentages must be in whole numbers.


   Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days. If you do not provide us all of the information needed, we will contact you to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional purchase payments, we will credit these amounts to your contract as of the business day they are received. Our business day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.

FREE LOOK


   If you change your mind about owning the contract, you can cancel it within 10 days after receiving it (or whatever longer time period is required in your state). When you cancel the contract within this time period, we will not assess a contingent deferred sales charge. However, our insurance charges will have been deducted. On the day we receive your request at our administrative office, we will return the value of your contract. In some states, we may be required to refund your purchase payment. If you have purchased the contract as an IRA, we are required to return your purchase payment if you decide to cancel your contract within 10 days after receiving it (or whatever period is required in your state). If we are required to return your original payment, we will allocate your money to the Rydex U.S. Government Money Market subaccount during the free look period. At the end of that period, we will allocate amounts held in the Rydex U.S. Government Money Market subaccount to the investment options you have selected.


INVESTMENT OPTIONS

INVESTMENT PORTFOLIOS


   The contract offers several subaccounts, each of which invests exclusively in an INVESTMENT PORTFOLIO listed below. Money you invest in the subaccounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the portfolios in which those subaccounts invest. You bear the investment risk that those portfolios might not meet their investment objectives. Additional investment portfolios may be available in the future.

   You should read the prospectuses for these portfolios carefully. Copies of these prospectuses will be sent to you with your contract. If you would like a copy of the fund prospectuses, call us at: (866) 667-0561. See Appendix A which contains a summary of the investment objectives and strategies for each portfolio.


   The investment objectives and policies of certain of the investment portfolios are similar to the investment objectives and policies of other mutual funds managed by the same investment advisers. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation that, the investment results of similar funds will be comparable even though the portfolios have the same investment advisers.




THE ALGER AMERICAN FUND
   Managed by Fred Alger Management, Inc.
   -  Alger American Growth Portfolio
   -  Alger American Leveraged AllCap Portfolio
   -  Alger American MidCap Growth Portfolio
   -  Alger American Small Capitalization Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   Managed by American Century Investment Management, Inc.
   -  VP Income & Growth Fund
   -  VP International Fund
   -  VP Value Fund




CONSECO SERIES TRUST
   Managed by Conseco Capital Management, Inc.
   -  Balanced Portfolio
   -  Conseco 20 Focus Portfolio
   -  Equity Portfolio
   -  Fixed Income Portfolio
   -  Government Securities Portfolio
   -  High Yield Portfolio
   -  Money Market Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)
   Managed by The Dreyfus Corporation
   Sub-Advised by NCM Capital Management Group, Inc.

DREYFUS STOCK INDEX FUND (INITIAL SHARES)
   Managed by The Dreyfus Corporation and Mellon Equity Associates

DREYFUS VARIABLE INVESTMENT FUND ("DREYFUS VIF") (INITIAL SHARES)
   Managed by The Dreyfus Corporation
   -  Dreyfus VIF--Disciplined Stock Portfolio
   -  Dreyfus VIF--International Value Portfolio

FEDERATED INSURANCE SERIES
   Managed by Federated Investment Management Company
   -  Federated Capital Income Fund II (formerly, Utility Fund II)

   -  Federated High Income Bond Fund II (Primary Shares)
   Managed by Federated Global Investment Management Corp.

   -  Federated International Equity Fund II
   -  Federated International Small Company Fund II

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.
   Managed by U.S. Bancorp Asset Management, Inc.
   -  First American Large Cap Growth Portfolio
   -  First American Mid Cap Growth Portfolio

INVESCO VARIABLE INVESTMENT FUNDS, INC.
   Managed by INVESCO Funds Group, Inc.
   -  INVESCO VIF--Core Equity Fund (formerly Equity Income Fund)
   -  INVESCO VIF--Financial Services Fund
   -  INVESCO VIF--Health Sciences Fund
   -  INVESCO VIF--High Yield Fund
   -  INVESCO VIF--Real Estate Opportunity Fund
   -  INVESCO VIF--Technology Fund
   -  INVESCO VIF--Telecommunications Fund

JANUS ASPEN SERIES
   Managed by Janus Capital Management LLC

   - Global Portfolio (______ Shares)

   - Growth Portfolio (Service Shares)

   - Growth & Income Portfolio (______ Shares)
   - Mid Cap (formerly, Aggressive Growth) Portfolio (Institutional Shares)

   - Worldwide Growth Portfolio (Service Shares)

LAZARD RETIREMENT SERIES, INC.
   Managed by Lazard Asset Management
   -  Lazard Retirement Equity Portfolio
   -  Lazard Retirement Small Cap Portfolio


LEVCO SERIES TRUST
   Managed by John A. Levin & Co., Inc.
   -  Levco Equity Value Fund (Class A Shares)
   -  Van Eck - Levin Mid Cap Value Fund


LORD ABBETT SERIES FUND, INC.
   Managed by Lord, Abbett & Co.
   -  Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
   Managed by Neuberger Berman Management, Inc.
   -  Limited Maturity Bond Portfolio
   -  Midcap Growth Portfolio
   -  Partners Portfolio

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
   Managed by Pioneer Investment Management, Inc.
   -  Pioneer Equity Income VCT Portfolio


   -  Pioneer Fund VCT Portfolio

RYDEX VARIABLE TRUST
   Managed by Rydex Global Advisors
   -  Nova Fund
   -  OTC Fund
   -  U.S. Government Money Market Fund

SELIGMAN PORTFOLIOS, INC.
   Managed by J. & W. Seligman & Co. Incorporated
   -  Seligman Communications and Information Portfolio (Class 2 Shares)
   -  Seligman Global Technology Portfolio (Class 2 Shares)

STRONG OPPORTUNITY FUND II, INC.
   Advised by Strong Capital Management, Inc.
   -  Strong Opportunity Fund II

STRONG VARIABLE INSURANCE FUNDS, INC.
   Advised by Strong Capital Management, Inc.
   -  Strong Mid Cap Growth Fund II

VAN ECK WORLDWIDE INSURANCE TRUST
   Managed by Van Eck Associates Corporation

   -  Ultra Short Term Bond Fund

   -  Worldwide Bond Fund
   -  Worldwide Emerging Markets Fund
   -  Worldwide Hard Assets Fund
   -  Worldwide Real Estate Fund

   Shares of the investment portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of other life insurance companies which may or may not be affiliated with us. Certain investment portfolios may also be sold directly to qualified plans. The funds believe that offering their shares in this manner will not be disadvantageous to you.

   We may enter into certain arrangements under which we are reimbursed by the investment portfolios' advisers, distributors and/or affiliates for the administrative services which we provide to the portfolios.

THE FIXED ACCOUNT

   You can invest in the fixed account. The fixed account offers an interest rate that is guaranteed to be no less than 3% annually. If you select the fixed account, your money will be placed with our other general account assets. The fixed account option may not be available in your state.

THE GENERAL ACCOUNT


   During the annuity period, if you elect a fixed annuity your annuity payments will be paid out of our general account. We guarantee a specified interest rate used in determining the payments. If you elect a fixed annuity, the payments you receive will remain level.


VOTING RIGHTS


   We are the legal owner of the investment portfolio shares. However, when an investment portfolio solicits proxies in conjunction with a vote of its shareholders, we will send you and other owners materials describing the matters to be voted on. You instruct us how to vote those shares. When we receive those instructions, we will vote all of the shares we own and those for which no timely instructions are received in proportion to those instructions timely received. Should we determine that we are no longer required to follow this voting procedure, we will vote the shares ourselves.


SUBSTITUTION


   It may be necessary to discontinue one or more of the investment portfolios or substitute a new portfolio for one of the investment portfolios you have selected. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will notify you of our intent to do this. We will obtain any required prior approval from the Securities and Exchange Commission before any such change is made.


TRANSFERS

   You can transfer money among the fixed account and the investment portfolios. Currently, you can allocate money to up to 15 investment options at any one time.

   TRANSFERS DURING THE ACCUMULATION PERIOD. You can transfer money to or from the fixed account, and to or from any investment portfolio. You have to send us a written request to make a transfer. The following apply to any transfer during the accumulation period:


   1. Currently, there are no limits on the number of transfers that can be made. However, if you make more than 12 transfers in a contract year, a transfer fee of $25 may be deducted.

   2. Transfers out of the fixed account are limited to 20% of the value of your contract in the fixed account every 6 months. This requirement is waived if the transfer is pursuant to the dollar cost averaging program.

   3. Your right to make transfers is subject to modification if we determine, in our sole opinion, that the exercise of the right by one or more owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which is considered by us to be to the disadvantage of other owners. A modification could be applied to transfers to, or from, one or more of the investment portfolios and could include, but is not limited to:


   a. the requirement of a minimum time period between each transfer;

   b. not accepting a transfer request from an agent acting under a power of attorney on behalf of more than one owner; or

   c. limiting the dollar amount that may be transferred between investment portfolios by an owner at any one time.


   4. We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the accumulation period.

   TRANSFERS DURING THE ANNUITY PERIOD. You can make up to 12 free transfers every contract year during the annuity period. Thereafter, we may impose a $25 charge per transfer. The following rules also apply to any transfer during the annuity period:

   1. No transfers can be made between the fixed account and the investment portfolios. You may only make transfers between the investment portfolios.

   2. We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the annuity period.

   TELEPHONE/INTERNET TRANSFERS. You can elect to make transfers by telephone. You may also elect to make transfers over the internet. Internet transfers may not be available (check with your registered representative). Internet transfers are subject to our administrative rules and procedures. If you do not want the ability to make transfers by telephone or through the internet, you should notify us in writing. You can also authorize someone else to make transfers for you. If you own the contract with a joint owner, unless we are instructed otherwise, we will accept instructions from either you or the other owner. We will use reasonable procedures to confirm that instructions given to us by telephone are genuine. All telephone calls will be recorded and the caller will be asked to produce personalized data about the owner before we will make the telephone transfer. A password will also be required for internet transfers. We will send you a confirmation of the transfer. If we fail to use such procedures we may be liable for any losses due to unauthorized or fraudulent instructions.


   This product is not designed for professional market timing strategies by third parties. We reserve the right to modify the transfer privileges described above.

EXCESSIVE TRADING LIMITS


   We reserve the right to limit transfers in any contract year, or to refuse any transfer request for an owner, or a third party advisor acting under a Limited Power of Attorney, if:

   - we believe, in our sole discretion, that excessive trading by the owner, or a specific transfer request, submitted by a third party advisor, or a group of transfer requests, may have a detrimental effect on the accumulation unit values of any subaccount or the share prices of any portfolio or would be detrimental to other owners; or


   - we are informed by one or more portfolios that they intend to restrict the purchase of portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of portfolio shares.


   - your transfer request would result in a redemption of a "substantive" amount from an investment portfolio that had been allocated to that portfolio for less than 30 days; "substantive" means a dollar amount that Jefferson National determines, in its sole discretion, could adversely affect the management of the investment portfolio.


   We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other owners.

DOLLAR COST AVERAGING PROGRAM

   The dollar cost averaging program allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually from the Money Market Portfolio or the fixed account to any of the other investment portfolio(s). By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed.

   You must have at least $2,000 in the Money Market Portfolio or the fixed account in order to participate in the dollar cost averaging program.


   All dollar cost averaging transfers will be made on the first business day of the month. Dollar cost averaging must be for between 6-60 months. Dollar cost averaging will end when the value in the Money Market Portfolio or the fixed account is zero. We will notify you when that happens. A transfer request will not automatically terminate the program.


   If you participate in the dollar cost averaging program, the transfers made under the program are not taken into account in determining any transfer fee. There is no additional charge for this program. However, we reserve the right to charge for this program in the future. We reserve the right, at any time and without prior notice, to terminate, suspend or modify this program. This program may vary by state.

   Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the selected investment portfolio(s) regardless of fluctuating price levels of the investment portfolio(s). You should consider your financial ability to continue the dollar cost averaging program through periods of fluctuating price levels.

REBALANCING PROGRAM


   Once your money has been allocated among the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our rebalancing program. The rebalancing program may also be available through the internet (check with your registered representative regarding availability). Rebalancing over the internet is subject to our administrative rules and procedures. You can tell us whether to rebalance quarterly, semi-annually or annually. We will measure these periods from the date you selected. You must use whole percentages in 1% increments for rebalancing. There will be no rebalancing within the fixed account. You can discontinue rebalancing at any time. You can change your rebalancing requests at any time in writing or through internet access which we must receive before the next rebalancing date. If you participate in the rebalancing program, the transfers made under the program are not taken into account in determining any transfer fee. Currently, there is no charge for participating in the rebalancing program. We reserve the right, at any time and without prior notice, to terminate, suspend or modify this program.


   EXAMPLE: Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Fixed Income Portfolio and 60% to be in the Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Fixed Income Portfolio now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the Fixed Income Portfolio to bring its value back to 40% and use the money to buy more units in the Growth Portfolio to increase those holdings to 60%.




SWEEP PROGRAM

   You can elect to transfer (sweep) your earnings from the fixed account to the investment portfolios on a periodic and systematic basis. There is no charge for this program.

EXPENSES

   There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:

INSURANCE CHARGES


   Each day, we make a deduction for our insurance charges. The insurance charges do not apply to amounts allocated to the fixed account. If you do not select guaranteed minimum death benefit option 1, guaranteed minimum death benefit option 2 or the guaranteed minimum income benefit, the insurance charges, on an annual basis, are equal to 1.40% of the average daily value of the contract invested in the investment portfolios. We may increase the insurance charges for your contract up to 1.65%.

   If, at the time of application, you select guaranteed minimum death benefit option 1, the insurance charges for your contract are equal to 1.75% on an annual basis. We may increase the insurance charges for your contract up to 2.15%.

   If, at the time of application, you select guaranteed minimum death benefit option 1 and the guaranteed minimum income benefit, the insurance charges for your contract are equal to 2.05% on an annual basis. We may increase the insurance charges for your contract up to 2.65%.

   If, at the time of application, you select guaranteed minimum death benefit option 2, the insurance charges for your contract are equal to 1.85% on an annual basis. We may increase the insurance charges for your contract up to 2.30%.

   If, at the time of application, you select guaranteed minimum death benefit option 2 and the guaranteed minimum income benefit, the insurance charges for your contract are equal to 2.15% on an annual basis. We may increase the insurance charges for your contract up to 2.80%.

   The insurance charges are for all the insurance benefits, e.g., guarantee of annuity rates, the death benefit, for certain expenses of the contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the contract. These charges are included as part of our calculation of the value of the accumulation units and the annuity units. If the charges are insufficient, then we will bear the loss.


   If, at the time of application, you select the Earnings Protection Benefit rider we will deduct a charge each contract year as described below.

EARNINGS PROTECTION BENEFIT RIDER


   If, at the time of application, you select the Earnings Protection Benefit rider ("EPB"), your EPB charge will be 0.25% of contract value as of each contract anniversary date.

   If you make a full surrender or upon the death of the owner on other than the contract anniversary, we will deduct the charge for the EPB on a pro rata basis for the period from the last contract anniversary until the date of the full surrender or the date we receive due proof of death of the owner. We recommend you consult your tax advisor before you purchase this rider.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT

   If you select the Guaranteed Minimum Withdrawal Benefit, your charge will depend upon the Waiting Period you select. If you select the 5 Year Waiting Period, your charge will be 0.35% of amounts allocated to the investment portfolios. We may increase this charge up to 0.50%. If you select the 7 Year Waiting Period, your charge will be 0.25% of amounts allocated to the investment portfolios. We may increase this charge up to 0.40%.


CONTRACT MAINTENANCE CHARGE


   On each contract anniversary date during the accumulation period, we deduct $30 (this charge can be increased up to a maximum of $60 per contract per year) from your contract as a contract maintenance charge. This charge is for certain administrative expenses associated with the contract.


   We do not deduct the contract maintenance charge if the value of your contract is $50,000 or more on the contract anniversary. If you make a full withdrawal on other than a contract anniversary, and the value of your contract is less than $50,000, we will deduct the full contract maintenance charge at the time of the full withdrawal. If, when you begin to receive annuity payments, the annuity date is a different date than your contract anniversary we will deduct the full contract maintenance charge on the annuity date unless the contract value on the annuity date is $50,000 or more.

   The contract maintenance charge will be deducted first from the fixed account. If there is insufficient value in the fixed account, the fee will then be deducted from the investment portfolio with the largest balance.

   No contract maintenance charge is deducted during the annuity period.

CONTINGENT DEFERRED SALES CHARGE

   During the accumulation period, you can make withdrawals from your contract. A contingent deferred sales charge may be assessed against purchase payments withdrawn. We keep track of each purchase payment you make. Subject to the waivers discussed below, if you make a withdrawal and it has been less than the stated number of years since you made your purchase payment, you will have to pay a contingent deferred sales charge. The contingent deferred sales charge compensates us for expenses associated with selling the contract. The charge is as follows:

      NO. OF YEARS                     CONTINGENT
      FROM RECEIPT OF                DEFERRED SALES
      PURCHASE PAYMENT                   CHARGE
      0-1                                    7%
      2                                      7%
      3                                      6%
      4                                      5%
      5                                      4%
      6                                      3%
      7                                      2%
      8 and more                             0%


   In addition, the following circumstances further limit or reduce withdrawal charges, in some states, as applicable:

   - for issue ages up to 52, there is no contingent deferred sales charge for withdrawals made after the 15th contract year;
   - for issue ages 53 to 56, there is no contingent deferred sales charge for withdrawals made after you attain age 67;
   - for issue ages 57 and later, any otherwise applicable contingent deferred sales charge will be multiplied by a factor ranging from .9 to 0 for contract years one through ten and later, respectively.


   Each purchase payment has its own contingent deferred sales charge period. When you make a withdrawal, the charge is deducted first from purchase payments (oldest to newest), and then from earnings.

   For tax purposes, withdrawals from non-qualified contracts are generally considered to have come from earnings first.


   FREE WITHDRAWALS. Once each contract year you can withdraw money from your contract, without a contingent deferred sales charge, in an amount equal to the greater of:
   -  10% of the value of your contract (on a non-cumulative basis);
   - the IRS minimum distribution requirement for this contract if it was issued as an individual retirement annuity; or
   - the total of your purchase payments that have been in the contract for more than 7 complete years.


   WAIVER OF CONTINGENT DEFERRED SALES CHARGE FOR UNEMPLOYMENT. Once per contract year, we will allow an additional free withdrawal of up to 10% of your contract value if:

   -  your contract has been in force for at least 1 year;
   - you provide us with a letter of determination from your state's Department of Labor indicating that you qualify for and have been receiving unemployment benefits for at least 60 consecutive days;
   - you were employed on a full time basis and working at least 30 hours per week on the date your contract was issued;
   -  your employment was involuntarily terminated by your employer; and
   - you certify to us in writing that you are still unemployed when you make the withdrawal request.

   This benefit may be used by only one person including in the case of joint owners. This benefit may not be available in your state.


   WAIVER OF CONTINGENT DEFERRED SALES CHARGE FOR NURSING CARE CONFINEMENT. Once per contract year, we will allow an additional free withdrawal of up to 10% of your contract value if:

   - you are confined in a qualified nursing care center (as defined in the rider to the contract) for 90 consecutive days;
   -  confinement begins after the first contract year;
   - confinement is prescribed by a qualified physician and is medically necessary;
   - request for this benefit is made during confinement or within 60 days after confinement ends; and
   -  we receive proof of confinement.


   This benefit may be used by only one person including in the case of joint owners. If the contract is continued by a spousal beneficiary, this benefit will not be available if used by the previous owner.

   This benefit may not be available in your state.

   WAIVER OF CONTINGENT DEFERRED SALES CHARGE FOR TERMINAL ILLNESS. You may take one free withdrawal of up to 100% of your contract value after a qualified physician (as defined in the rider to the contract) provides notice that the owner has a terminal illness (which is expected to result in death within 12 months from the notice).

   - To qualify, the diagnosis and notice must occur after the first contract year ends.
   - This benefit is not available if you have a terminal illness on the date the contract is issued. All other limitations under the contract apply.
   - This benefit may only be used one time including in the case of joint owners. If the contract is continued by a spousal beneficiary, this benefit will not be available if used by the previous owner.


   This benefit may not be available in your state.

   With respect to the unemployment, nursing care confinement and terminal illness waiver of contingent deferred sales charge benefits, if the contract is owned by joint owners, these benefits apply to either owner. If the contract is owned by a non-natural person, then these benefits apply to the annuitant.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

   We may reduce or eliminate the amount of the contingent deferred sales charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with us. We will not deduct a contingent deferred sales charge when a contract is issued to an officer, director or employee of our company or any of our affiliates. Any circumstances resulting in the reduction or elimination of the contingent deferred sales charge requires our prior approval. In no event will reduction or elimination of the contingent deferred sales charge be permitted where it would be unfairly discriminatory to any person.

TRANSFER FEE


   You can make up to 12 free transfers each contract year. If you make more than 12 transfers in a contract year, you may be charged a transfer fee of $25 per transfer.

   During the accumulation period, the transfer fee is deducted from the investment option that you transfer your funds from. If you transfer your entire interest from an investment option, the transfer fee is deducted from the amount transferred. If there are multiple investment options from which you transfer funds, the transfer fee will be deducted first from the fixed account, and then from the investment portfolio with the largest balance that is involved in the transfer.

   During the annuity period, the transfer fee will be deducted from the annuity payment following your transfer.

   Transfers made at the end of the free look period by us are not counted in determining the transfer fee. If the transfer is part of the dollar cost averaging, rebalancing or sweep program it will not count in determining the transfer fee. All reallocations made on the same date count as one transfer.


PREMIUM TAXES

   Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the value of the contract for them. These taxes are due either when the contract is issued or when annuity payments begin. It is our current practice to deduct these taxes when either annuity payments begin, a death benefit is paid or upon partial or full surrender of the contract. We may in the future discontinue this practice and assess the charge when the tax is due. Premium taxes currently range from 0% to 3.5%, depending on the jurisdiction.

INCOME TAXES

   We will deduct from the contract any income taxes which we incur because of the contract. At the present time, we are not making any such deductions.

INVESTMENT PORTFOLIO EXPENSES

   There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the fund prospectuses.

CONTRACT VALUE


   Your contract value is the sum of your interest in the various investment portfolios and the fixed account. Your interest in the investment portfolio(s) will vary depending upon the investment performance of the portfolio(s) you choose. In order to keep track of your contract value in an investment portfolio, we use a unit of measure called an ACCUMULATION UNIT. During the annuity period of your contract we call the unit an ANNUITY UNIT. The value of your contract is affected by the investment performance of the portfolios, the expenses of the portfolios and the deduction of charges under the contract.


ACCUMULATION UNITS

   Every business day, we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the previous business day by a factor for the current business day. The factor is determined by:

   1. dividing the value of an investment portfolio share at the end of the current business day (and any charges for taxes) by the value of an investment portfolio share for the previous business day; and

   2. subtracting the daily amount of the insurance charges.

   The value of an accumulation unit may go up or down from business day to business day.

   When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio. When you make a withdrawal, we deduct accumulation units from your contract representing the withdrawal. We also deduct accumulation units when we deduct certain charges under the contract. Whenever we use an accumulation unit value, it will be based on the value next determined after receipt of the request or the purchase payment.

   We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day and then credit your contract.

   EXAMPLE: On Wednesday, we receive an additional purchase payment of $4,000 from you. You have told us you want this to go to the Equity Portfolio. When the New

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York Stock Exchange closes on that Wednesday, we determine that the value of an accumulation unit for the Equity Portfolio is $12.25. We then divide $4,000 by $12.25 and credit your contract on Wednesday night with 326.53 accumulation units for the Equity Portfolio.

ACCESS TO YOUR MONEY

   You can have access to the money in your contract:

   - by making a withdrawal (either a partial or a complete withdrawal);
   - by electing to receive annuity payments; or
   - when a death benefit is paid to your beneficiary.


   In general, withdrawals can only be made during the accumulation period.

   When you make a complete withdrawal, you will receive the value of the contract on the day you made the withdrawal, (i) less any applicable contingent deferred sales charge; (ii) less any contract maintenance charge; and (iii) less any applicable premium tax. This amount is the contract withdrawal value.


   You must tell us which account (investment portfolio(s), and/or the fixed account) you want the partial withdrawal to come from. Under most circumstances, the amount of any partial withdrawal from any investment portfolio, or the fixed account must be at least $500. There must be at least $500 left in at least one investment portfolio after you make a partial withdrawal. If you do not have at least $500 in one investment portfolio, we reserve the right to terminate the contract and pay you the contract withdrawal value.

   Once we receive your written request for a withdrawal from an investment portfolio we will pay the amount of that withdrawal within 7 days.


   Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.


OPTIONAL GUARANTEED MINIMUM WITHDRAWAL BENEFIT

   For an extra charge, you can elect the Guaranteed Minimum Withdrawal Benefit
(GMWB), a living benefit. The GMWB allows you to make withdrawals from your contract irrespective of the value of your contract, subject to certain limitations. Once the benefit is elected, you cannot cancel it and charges will continue to be deducted until annuity payments begin. The charges for the GMWB option are deducted each business day from amounts held in the investment portfolios.

   If you elect the GMWB when you purchase your contract, your initial purchase payment is used as the basis for determining the maximum payout (the "Benefit Amount"). If you elect this benefit at a later date, your contract value on the date the benefit is added to your contract is used to determine the Benefit Amount. The Benefit Amount is reduced as we make payments.

   Once the Benefit Amount has been determined, we calculate the maximum annual guaranteed payment ("Benefit Payment"). The Benefit Payment is equal to 7% of the Benefit Amount. If you do not take 7% in one year, you may not take more than 7% the next year. The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted. Each withdrawal you make as a Benefit Payment reduces the amount you may withdraw free of the contingent deferred sales charge. Withdrawals under this option may result in adverse tax consequences.

   Benefit Payments cannot begin before the end of the Waiting Period. The Waiting Period is the time between the date you elect the GMWB and the date you can begin receiving Benefit Payments. For example, if you choose a Waiting Period of 5 years, you cannot begin receiving Benefit Payments before the fifth contract anniversary after you elect the GMWB. The GMWB charge will vary depending on the length of the Waiting Period you choose.

   If, in any year, your withdrawals total more than your Benefit Payment, your Benefit Amount will be recalculated and your Benefit Payment will be reduced. Your New Benefit Payment is calculated as follows:

     - (1- Withdrawal/contract value) multiplied by your current Benefit Amount.

Your New Benefit Payment is 7% of the New Benefit Amount.

   If you make subsequent payments to your contract, we will recalculate your Benefit Amount and your Benefit Payments. Your new Benefit Amount equals your Benefit Amount immediately prior to the subsequent payment plus the subsequent payment and your new Benefit Payment equals your prior Benefit Payment increased by 7% of the subsequent payment.

   If you elect the GMWB when you purchase your contract, we count one year as the time between each contract anniversary. If you elect the GMWB at any time after purchase, we treat the time between the date we added the option to your contract and your next contract anniversary as the first year. Any time we recalculate your Benefit Amount or your Benefit Payment we treat the time between the date we recalculate and your next contract anniversary as the first year.

   Once you elect this benefit, you are also entitled to one free "step-up" of the Benefit Amount over the course of this option. If you choose to "step-up" the benefit, your Benefit Amount is recalculated to equal your contract value. The Benefit Payment then becomes the greater of 7% of the new Benefit Amount and your existing Benefit Payment. You would not want to "step-up" if your current Benefit Amount is higher than your contract value.

   Additional "step-ups" are available at an extra charge. At the time you elect to "step-up," there may be a higher charge for the GMWB. When you elect an additional "step-up" you will be charged the current GMWB charge. Before you decide to "step-up," you should consider the current charge for this benefit.

   If you, the joint owner or annuitant die before you receive all the guaranteed Benefit Payments, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your contract.

   You can surrender your contract at any time, even if you elect the GMWB, but you will receive your contract value at the time of surrender with applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under the GMWB.


SYSTEMATIC WITHDRAWAL PROGRAM


   The systematic withdrawal program allows you to receive automatic payments either monthly, quarterly, semi-annually or annually. You must have at least $5,000 in your contract to start the program. You can instruct us to withdraw a specific amount which can be a percentage of the value of your contract or a dollar amount. All systematic withdrawals will be withdrawn from the fixed account and the investment portfolios on a pro-rata basis, unless you instruct us otherwise. The systematic withdrawal program will end any time you designate or when the contract value is exhausted, whichever occurs first. If you make a partial withdrawal outside the program and the value of your contract is less than $5,000 the program will automatically terminate. We do not charge for this program, however, the withdrawals may be subject to a contingent deferred sales charge.


   Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.

SUSPENSION OF PAYMENTS OR TRANSFERS

   We may be required to suspend or postpone payments for withdrawals or transfers for any period when:

   1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

   2. trading on the New York Stock Exchange is restricted;

   3. an emergency exists as a result of which disposal of shares of the investment portfolios is not reasonably practicable or we cannot reasonably value the shares of the investment portfolios;

   4. during any other period when the SEC, by order, so permits for the protection of owners.

   We have reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.


   If mandated under applicable law, we may be required to reject a premium payment and/or otherwise block access to an owner's contract and thereby refuse to pay any request for transfers, partial withdrawals, surrenders, or death benefits. Once blocked, monies would be held in that contract until instructions are received from the appropriate regulator.


DEATH BENEFIT

UPON YOUR DEATH DURING THE ACCUMULATION PERIOD

   If you, or your joint owner, die before annuity payments begin, we will pay a death benefit to your beneficiary. If you have a joint owner, the surviving joint owner will be treated as the primary beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary.

DEATH BENEFIT AMOUNT DURING THE ACCUMULATION PERIOD

   If death occurs prior to age 80, the amount of the death benefit will be the greater of:

   (1) the value of your contract as of the business day we receive proof of death and a payment election; or

   (2) the total purchase payments you have made, less any partial withdrawals and contingent deferred sales charges.

   If you are age 80 or over, the death benefit will be equal to the value of your contract as of the business day we receive proof of death and a payment election.


OPTIONAL DEATH BENEFITS

   For an extra charge, at the time you purchase the contract, you can choose one of two death benefit options each of which, depending on market conditions, may provide a greater benefit than the death benefit described above.

   GUARANTEED MINIMUM DEATH BENEFIT OPTION 1. Under this option, if you die before age 80, the death benefit will be the greater of:


   (1) the total purchase payments you have made, less all partial withdrawals, contingent deferred sales charges and any applicable premium taxes;

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

   (2) the value of your contract as of the business day we receive proof of death and a payment election; or

   (3) the largest contract value on any contract anniversary before the owner or joint owner's death, less any adjusted partial withdrawals, and limited to no more than twice the amount of purchase payments paid less any adjusted partial withdrawals.




   If death occurs at age 80 or later, the death benefit will be the greater of:
(1) the contract value as of the business day we receive proof of death and a payment election; or (2) the death benefit as of the last contract anniversary before your 80th birthday, less any adjusted partial withdrawals.


   GUARANTEED MINIMUM DEATH BENEFIT OPTION 2. Under this option, if you die before age 80, the death benefit will be the greater of:

   (1) the total purchase payments you have made, less all partial withdrawals, contingent deferred sales charges and any applicable premium taxes;

   (2) the value of your contract as of the business day we receive proof of death and a payment election;

   (3) the largest contract value on any contract anniversary before the owner or joint owner's death, less any adjusted partial withdrawals, and limited to no more than twice the amount of purchase payments paid less any adjusted partial withdrawals; or

   (4) the total purchase payments you have made, less any adjusted partial withdrawals, increased by 5% each year up to the date of death.

   For purposes of these two optional death benefits, adjusted partial withdrawal means:
   - the amount of the partial withdrawal (including the applicable contingent deferred sales charges and premium taxes); multiplied by
   - the amount of the death benefit just before the partial withdrawal; divided by
   -  the value of your contract just before the partial withdrawal.

   If death occurs at age 80 or later, the death benefit will be your contract value as of the business day we receive proof of death and a payment election.


   If joint owners are named, the death benefit is determined based on the age of the oldest owner and is payable on the first death. If the owner is a non-natural person, the death of an annuitant will be treated as the death of the owner.


   These benefits may not be available in your state.


EARNINGS PROTECTION BENEFIT


   The EPB is designed to provide an additional benefit at death, which helps to defray federal and state taxes. For an additional charge, you can elect the EPB rider at the time you purchase the contract if you are below age 76. The rider's death benefit is payable in addition to any death benefit under the contract or any other rider. Withdrawals from the contract will reduce the rider's death benefit. No benefit is payable if death occurs on or after the Annuity Date. This rider is only available to non-qualified contracts. We recommend that you consult your tax advisor before you purchase this rider.

   DEATH BENEFIT. Upon the death of the owner, we will pay an additional death benefit in an amount equal to 50% (30% if the owner was between the ages of 70 and 75 when we issued the contract) of the Eligible Gain to the beneficiary upon our receipt of due proof of death of the owner at our administrative office.

   ELIGIBLE GAIN. Eligible Gain is the least of:
   -  the contract gain; or
   - if death occurs during the first contract year, the initial purchase payment less Equivalency Withdrawals from the initial purchase payment; or
   - if death occurs after the first contract year has elapsed, all purchase payments applied to the base contract except purchase payments applied within 12 months prior to the date of death, reduced by all Equivalency Withdrawals during the life of the base contract.


   EQUIVALENCY WITHDRAWAL. The Equivalency Withdrawal is:

   -  the partial withdrawal amount; divided by
   -  the contract value prior to the withdrawal; multiplied by
   -  the sum of all purchase payments less all prior Equivalency Withdrawals.






   CONTRACT GAIN. Contract Gain is the contract value less the sum of purchase payments reduced by Equivalency Withdrawals.

   TERMINATION. The EPB rider terminates and charges and benefits automatically end on the earliest of:
   -  The Annuity Date; or
   -  Full surrender; or
   -  Death of the owner; or
   -  Transfer of ownership

   We may terminate the EPB rider if necessary to comply with applicable state and federal regulations.





   See Appendix C for Examples of how this benefit works.

   This benefit may not be available in your state.

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   The value of your contract for purposes of calculating any death benefit amount will be determined as of the business day we receive due proof of death and an election for the payment method (see below). After the death benefit amount is calculated, it will remain in the investment portfolios and/or the fixed account until distribution begins. Until we distribute the death benefit amount, the death benefit amount in the investment portfolios will be subject to investment risk which is borne by the beneficiary.

PAYMENT OF THE DEATH BENEFIT DURING THE ACCUMULATION PERIOD

   Unless already selected by you, a beneficiary must elect the death benefit to be paid under one of the options described below in the event of the death of the owner or a joint owner during the accumulation period.

   OPTION 1--lump sum payment of the death benefit; or

   OPTION 2--the payment of the entire death benefit within 5 years of the date of death of the owner or joint owner; or

   OPTION 3--payment of the death benefit under an annuity option over the lifetime of the beneficiary, or over a period not extending beyond the life expectancy of the beneficiary, with distribution beginning within 1 year of the date of your death or of any joint owner.

   Any portion of the death benefit not applied under Option 3 within 1 year of the date of your death, or that of a joint owner, must be distributed within 5 years of the date of death.

   Unless you have previously designated one of the payment options above, a beneficiary who is a spouse of the owner may elect to:
   - continue the contract in his or her own name at the then current contract value;
   -  elect a lump sum payment of the death benefit; or
   -  apply the death benefit to an annuity option.


   If a lump sum payment is requested, the amount will be paid within 7 days, unless the suspension of payments provision is in effect. Payment to the beneficiary, in any form other than a lump sum, may only be elected during the 60 day period beginning with the date of receipt by us of proof of death.


DEATH OF CONTRACT OWNER DURING THE ANNUITY PERIOD

   If you or a joint owner, who is not the annuitant, dies during the annuity period, any remaining payments under the annuity option elected will continue to be made at least as rapidly as under the method of distribution in effect at the time of the owner's or joint owner's death. Upon the owner's death during the annuity period, the beneficiary becomes the owner. Upon the death of any joint owner during the annuity period, the surviving owner, if any, will be treated as the primary beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary.

DEATH OF ANNUITANT

   If the annuitant, who is not an owner or joint owner, dies during the accumulation period, you will automatically become the annuitant. A change of annuitant by the owner may result in a taxable event. You may designate a new annuitant subject to our approval. If the owner is a non-natural person (for example, a corporation), then the death of the annuitant will be treated as the death of the owner, and a new annuitant may not be named.

   Upon the death of the annuitant during the annuity period, the death benefit, if any, will be as provided for in the annuity option selected. The death benefit will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

ANNUITY PAYMENTS (THE ANNUITY PERIOD)


   Under the contract you can receive regular income payments. We call these payments ANNUITY PAYMENTS. You can choose the date on which those payments begin. We call that date the ANNUITY DATE. Your annuity date cannot be any earlier than 90 days after we issue the contract. Annuity payments must begin by the earlier of the annuitant's 90th birthday or the maximum date allowed by law. To receive the guaranteed minimum income benefit, there are certain annuity date requirements (see below). The ANNUITANT is the person whose life we look to when we determine annuity payments. You can change the annuity date at any time prior to 30 days of the existing annuity date by providing us with a written request.

   You can also choose among income plans. We call those ANNUITY OPTIONS. You can elect an annuity option by providing us with a written request. You can change the annuity option at any time up to 30 days before the existing annuity date. If you do not choose an annuity option, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.


   During the annuity period, you can choose to have payments come from the investment portfolios, the fixed account or both. If you do not tell us otherwise, your annuity payments will be based on the investment allocations in the investment portfolios and fixed account that were in place on the annuity date.

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ANNUITY PAYMENT AMOUNT


   If you choose to have any portion of your annuity payments come from the investment portfolio(s), the dollar amount of your payment will depend upon:


   1) The value of your contract in the investment portfolio(s) on the annuity date;

   2) The 3% or 5% (as you selected) assumed investment rate used in the annuity table for the contract;
   3) The performance of the investment portfolio(s) you selected; and
   4) The annuity option you selected.


   You can choose either a 3% or a 5% assumed investment rate (AIR). If the actual performance exceeds the 3% or 5% (as you selected) AIR, your annuity payments will increase. Similarly, if the actual rate is less than 3% or 5% (as you selected) your annuity payments will decrease. Using a higher AIR results in a higher initial annuity payment, but later payments will increase more slowly when investment performance rises and decrease more rapidly when investment performance declines.

   On the annuity date, the value of your contract, less any premium tax, less any contingent deferred sales charge, and less any contract maintenance charge will be applied under the annuity option you selected. If you select an annuity date that is on or after the 5th contract anniversary, and you choose an annuity option that has a life contingency for a minimum of 5 years, we will apply the value of your contract, less any premium tax and less any contract maintenance charge to the annuity option you elect.

   Annuity payments are made monthly unless you have less than $5,000 to apply toward a payment. In that case, we may make a single lump sum payment to you instead of annuity payments. Likewise, if your annuity payments would be less than $50 a month, we have the right to change the frequency of payments so that your annuity payments are at least $50.

OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT


         For an extra charge, you can elect the guaranteed minimum income benefit. YOU MAY NOT SELECT THIS BENEFIT UNLESS YOU ALSO SELECT EITHER GUARANTEED MINIMUM DEATH BENEFIT OPTION 1 OR GUARANTEED MINIMUM DEATH BENEFIT OPTION 2.


   Under the guaranteed minimum income benefit, a guaranteed minimum income benefit base will be applied to your annuity option to provide annuity payments. Prior to your 80th birthday, this amount is equal to:

   1) the largest contract value on any contract anniversary; less
   2) any adjusted partial withdrawals.

   This amount is limited to no more than twice the amount of purchase payments made less any adjusted partial withdrawals.

   Adjusted partial withdrawal is equal to the partial withdrawal amount, including the contingent deferred sales charge and any applicable premium taxes; multiplied by the amount of the guaranteed minimum income benefit base just before the partial withdrawal; divided by the value of your contract just before the partial withdrawal.

   The guaranteed minimum income benefit base after your 80th birthday is equal to the greater of (1) the value of your contract, less any premium tax, less any contingent deferred sales charge, and less any contract maintenance charge; or
(2) the guaranteed minimum income benefit base as of the last contract anniversary before your 80th birthday less any adjusted partial withdrawals.

   If you elect this benefit, the following limitations will apply:
   - You must choose either annuity option 2 or 4, unless otherwise agreed to by us. If you do not choose an annuity option, Annuity Option 2, Life Income With Period Certain, will be applied.
   - If you are age 50 or over on the date we issue the contract, the annuity date must be on or after the later of your 65th birthday, or the 7th contract anniversary.
   - If you are under age 50 on the date we issue your contract, the annuity date must be on or after the 15th contract anniversary.
   - The annuity date selected must occur within 30 days following a contract anniversary.
   - If there are joint owners, the age of the oldest owner will be used to determine the guaranteed minimum income benefit. If the contract is owned by a non-natural person, then owner will mean the annuitant for purposes of this benefit.

   On the annuity date, the initial income benefit will not be less than the guaranteed minimum income benefit base applied to the guaranteed annuity payment factors under the annuity option elected.

   This benefit may not be available in your state.

ANNUITY OPTIONS

   You can choose one of the following annuity options or any other annuity option which is acceptable to us. After annuity payments begin, you cannot change the annuity option.


   OPTION 1. INCOME FOR A SPECIFIED PERIOD. We will pay income for a specific number of years in equal

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installments. However, if the annuitant dies and we have made payments for less than the specified number of years, you may elect to receive a single lump sum payment which will be equal to the present value of the remaining payments (as of the date of proof of death).

   OPTION 2. LIFE INCOME WITH PERIOD CERTAIN. We will make monthly annuity payments so long as the annuitant is alive but at least for a specified period certain. If an annuitant, who is not the owner, dies before we have made all of the payments, we will continue to make the payments for the remainder of the specified period to you. If you do not want to receive payments after the annuitant's death, you can request a single lump sum payment which will be equal to the present value of the remaining payments (as of the date of proof of death) discounted at the assumed investment rate for a variable annuity payout option.

   OPTION 3. INCOME OF SPECIFIED AMOUNT. We will pay income of a specified amount until the principal and interest are exhausted. However, if the annuitant dies and we have made payments less than the specified amount, you may elect to receive a single lump sum payment which will be equal to the present value of the remaining payments (as of the date of proof of death).


   OPTION 4. JOINT AND SURVIVOR ANNUITY. We will make monthly annuity payments as long as either the annuitant or a joint annuitant is alive. The annuitant must be at least 50 years old, and the joint annuitant must be at least 45 years old at the time of the first monthly payment.

TAXES


   NOTE: JEFFERSON NATIONAL HAS PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. NO ATTEMPT IS MADE TO CONSIDER ANY APPLICABLE STATE TAX OR OTHER TAX LAWS, OR TO ADDRESS ANY FEDERAL ESTATE, OR STATE AND LOCAL ESTATE, INHERITANCE AND OTHER TAX CONSEQUENCES OF OWNERSHIP OR RECEIPT OF DISTRIBUTIONS UNDER A CONTRACT. YOU SHOULD CONSULT YOUR TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES.


ANNUITY CONTRACTS IN GENERAL

   When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your contract is called a QUALIFIED contract. If your annuity is independent of any formal retirement or pension plan, it is termed a NON-QUALIFIED contract. The tax rules applicable to Qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan.

TAX STATUS OF THE CONTRACTS

   Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

   DIVERSIFICATION REQUIREMENTS. The Internal Revenue Code (Code) requires that the investments of each investment division of the separate account underlying the contracts be "adequately diversified" in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

   OWNER CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of our contracts, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the contracts do not give owners investment control over separate account assets, we reserve the right to modify the contracts as necessary to prevent an owner from being treated as the owner of the separate account assets supporting the contract.

   REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, section 72(s) requires that (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of a owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.

   The Non-Qualified contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

   Other rules may apply to Qualified contracts.

TAXATION OF NON-QUALIFIED CONTRACTS

   NON-NATURAL PERSON. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

   The following discussion generally applies to contracts owned by natural persons.

   WITHDRAWALS. When a withdrawal from a Non-Qualified contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the owner's investment in the contract (generally, the premiums or other consideration paid for the contract, reduced by any amount previously distributed from the contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the contract.

   PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a Non-Qualified contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

   -  made on or after the taxpayer reaches age 59 1/2;
   -  made on or after the death of an owner;
   -  attributable to the taxpayer's becoming disabled; or
   - made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

   Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

   ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

   TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (I) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

   TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer or assignment of ownership of a contract, the designation of an annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

   WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

   MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs.

   ADDITIONAL CHARGES. It is possible that the IRS may take the position that charges for the Earnings Protection Benefit rider and charges for the Optional Guaranteed Minimum

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Death and Income Benefits under the contract are deemed to be taxable distributions to you. Although we do not believe that a rider charge under the contract should be treated as a taxable withdrawal, you should consult your tax adviser prior to selecting any rider or endorsement under the contract.

TAXATION OF QUALIFIED CONTRACTS

   The tax rules applicable to Qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

   INDIVIDUAL RETIREMENT ACCOUNTS (IRAs), as defined in Section 408 of the Code, permit individuals to make annual contributions of up to the lesser of a specified annual amount or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. The contract offers death benefits which may exceed the greater of purchase payments or account value. The IRS has not reviewed the contract for qualification as an IRA. The IRS has not addressed, and is unlikely to address, in a ruling of general applicability whether a death benefit provision such as the provision in the contract comports with IRA qualification requirements. However, these death benefit provisions have been addressed in recently proposed and temporary regulations related to distribution requirements. You should consult your tax adviser regarding these features and benefits if you have any questions prior to purchasing a contract.

   ROTH IRAs, as described in Code Section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made
(1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.


   CORPORATE PENSION AND PROFIT-SHARING PLANS under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract. The contract includes an enhanced death benefit that in some cases may exceed the greater of the premium payments or the account value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the contract in connection with such plans should consult their tax adviser.


   TAX SHELTERED ANNUITIES under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax.


   Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. The contract's death benefit could be characterized as an incidental death benefit, the amount of which is limited in any Code Section 403(b) annuity contract. Because the death benefit may exceed this limitation, employers using the contract in connection with such plans should consult their tax adviser.

   CODE SECTION 457, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a section 457 plan are taxable and are subject to federal income tax withholding as wages.

   OTHER TAX ISSUES. Qualified contracts have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax advisor for more information about these distribution rules.

   Distributions from contracts generally are subject to withholding for the owner's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not have tax withheld from distributions.


   "Eligible rollover distributions" from section 401(a) and 403(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee from such a plan, except certain distributions such as distributions required by the Code, certain distributions of after-tax contributions, hardship distributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to another tax-qualified plan, 403(b) plan, governmental section 457 plan, or IRA.

POSSIBLE TAX LAW CHANGES

   Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the contract.

   We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.




OTHER INFORMATION

LEGAL PROCEEDINGS


   Like other life insurance companies, there is a possibility that we may become involved in lawsuits. Currently, however, there are no legal proceedings to which the separate account is a party or to which the assets of the separate account are subject. Neither Jefferson National nor Inviva Securities Corporation, the distributor of the contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to the separate account.

LEGAL MATTERS

   Morgan, Lewis & Bockius LLP of Washington, DC has provided advice on certain matters relating to the federal securities laws.


THE SEPARATE ACCOUNT


   We established a separate account, Jefferson National Life Annuity Account I (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under Texas Insurance law on August 23, 2000. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940.


   The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts we may issue.


   The obligations under the contracts are obligations of Jefferson National Life Insurance Company.

   Where permitted by law, we may:
   -  create new Separate Accounts;
   - combine Separate Accounts, including combining the Separate Account with another Separate Account established by the Company;
   - transfer assets of the Separate Account, which we determine to be associated with the class of policies to which this policy belongs, to another Separate Account;
   -  transfer the Separate Account to another insurance company;
   - add new subaccounts to or remove subaccounts from the Separate Account, or combine subaccounts;
   -  make the subaccounts available under other policies we issue;
   -  add new investment portfolios or remove existing investment portfolios;

   - substitute new investment portfolios for any existing investment portfolio which we determine is no longer appropriate in light of the purposes of the Separate Account;
   -  deregister the Separate Account under the Investment Company Act of 1940;
      and
   - operate the Separate Account under the direction of a committee or in another form.


DISTRIBUTOR


   Inviva Securities Corporation (ISC), 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223, acts as the distributor of the contracts. ISC is registered as a broker-dealer under the Securities Exchange Act of 1934. ISC is a member of the National Association of Securities Dealers, Inc.

   Commissions will be paid to broker-dealers who sell the contracts. Broker-dealer commissions may be up to 8.5% of purchase payments and may include reimbursement of promotional or distribution expenses associated with the marketing of the contracts. We may, by agreement with the broker-dealer, pay commissions as a combination of a certain percentage amount at the time of sale and a trail commission. This combination may result in the broker-dealer receiving more commission over time than would be the case if it had elected to receive only a commission at the time of sale. The commission rate paid to the broker-dealer will depend upon the nature and level of services provided by the broker-dealer.


OWNERSHIP


   OWNER. You, as the OWNER of the contract, have all the rights under the contract. The owner is as designated at the time the contract is issued, unless changed. You can change the owner at any time. A change will automatically revoke any prior owner designation. The change request must be in writing.

   JOINT OWNER. The contract can be owned by JOINT OWNERS. Any joint owner must be the spouse of the other owner (except if state law does not permit this restriction). Upon the death of either joint owner, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation at the time the contract was issued or as may have been later changed will be treated as a contingent beneficiary unless otherwise indicated in a written notice.


BENEFICIARY


   The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die.


ASSIGNMENT

   You can assign the contract at any time during your lifetime. We will not be bound by the assignment until we receive the written notice of the assignment. We will not be liable for any payment or other action we take in accordance with the contract before we receive notice of the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

   If the contract is a qualified contract, there are limitations on your ability to assign the contract.

INTERNAL APPEALS PROCEDURES

   The following internal appeals procedures apply to any controversy relating to the contract. These procedures are available to the owner, beneficiary or assignee of the contract.

APPEAL OF FINAL DECISION

   - If you wish to appeal from a final decision regarding the contract, you must send us a written request within sixty (60) days of the date of our written notice of final decision;
   - Your request should contain the reason for the appeal and any supporting evidence or documentation;
   - Within 45 days of receipt of your appeal request, we will inform you of the outcome of your appeal or whether additional information is requested;
   - If additional information is requested, we will inform you of the outcome of your appeal within 30 days after we receive the requested information;
   - If requested information is provided, we will decide your appeal within 60 days of the request based on the information provided.

DISPUTE RESOLUTION PROCEDURES

   - You may attempt to resolve a dispute over a final decision through mediation and/or arbitration;
   - Proceedings will be conducted in accordance with the Insurance Dispute Resolution Program as administered by the American Arbitration Association;
   - If the dispute is submitted to arbitration, the arbitration award may be entered in a court of law.

   These procedures may not be available in your state.

FINANCIAL STATEMENTS


   Our financial statements have been included in the Statement of Additional Information and should be considered only as a bearing upon the ability of the Company to meet its obligations under the contract.

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

   APPENDIX A--PARTICIPATING INVESTMENT PORTFOLIOS

   Below is a summary of the investment objectives and strategies of each investment portfolio available under the contract. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


   The Fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks of each portfolio.

THE ALGER AMERICAN FUND

   The Alger American Fund is a mutual fund with multiple portfolios. The manager of the fund is Fred Alger Management, Inc. The following portfolios are available under the contract:

ALGER AMERICAN GROWTH PORTFOLIO

   The Alger American Growth Portfolio seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

   The Alger American Leveraged AllCap Portfolio seeks long-term capital appreciation. Under normal circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential. The portfolio can leverage, that is borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

   The Alger American MidCap Growth Portfolio seeks long-term capital appreciation. It focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P MidCap 400 Index.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

   The Alger American Small Capitalization Portfolio seeks long-term capital appreciation. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell 2000 Growth Index or the S&P SmallCap 600 Index.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

   American Century Variable Portfolios, Inc. is a registered open-end management investment company with multiple funds. The funds' investment adviser is American Century Investment Management, Inc. The following funds are available under the contract:

VP INCOME & GROWTH FUND

   The VP Income & Growth Fund seeks capital growth by investing in common stocks. Income is a secondary objective.

VP INTERNATIONAL FUND

   The VP International Fund seeks capital growth. The fund managers use a growth investment strategy developed by American Century to invest in stocks of companies that they believe will increase in value over time.

VP VALUE FUND

   The VP Value Fund seeks long-term capital growth by investing in common stock. Income is a secondary objective.




CONSECO SERIES TRUST


   Conseco Series Trust is managed by Conseco Capital Management, Inc. (CCM). Conseco Series Trust is a mutual fund with multiple portfolios. The following portfolios are available under the contract:


BALANCED PORTFOLIO

   The Balanced Portfolio seeks a high total investment return, consistent with the preservation of capital and prudent investment risk. Normally, the portfolio invests approximately 50-65% of its assets in equity securities, and the remainder in a combination of fixed income securities, or cash equivalents.

CONSECO 20 FOCUS PORTFOLIO

   The Conseco 20 Focus Portfolio seeks capital appreciation. Normally, the Portfolio will invest at least 65% of its assets in common stocks of companies that the Adviser believes have above-average growth prospects. The Portfolio is non-diversified and will normally concentrate its investments in a core position of approximately 20-30 common stocks.

EQUITY PORTFOLIO

   The Equity Portfolio seeks to provide a high total return consistent with preservation of capital and a prudent level of risk. The portfolio will invest primarily in selected equity securities, including common stocks and other securities having the investment characteristics of common stocks, such as convertible securities and warrants.

FIXED INCOME PORTFOLIO

   The Fixed Income Portfolio seeks the highest level of income consistent with preservation of capital. The portfolio invests primarily in investment grade debt securities.

GOVERNMENT SECURITIES PORTFOLIO

   The Government Securities Portfolio seeks safety of capital, liquidity and current income. The portfolio will invest primarily in securities issued by the U.S. government or an agency or instrumentality of the U.S. government.

HIGH YIELD PORTFOLIO

   The High Yield Portfolio seeks to provide a high level of current income with a secondary objective of capital appreciation. Normally, the adviser invests at least 65% of the Portfolio's assets in below investment grade securities (those rated BB+/Ba1 or lower by independent rating agencies).

MONEY MARKET PORTFOLIO

   The Money Market Portfolio seeks current income consistent with stability of capital and liquidity. The portfolio may invest in U.S. government securities, bank obligations, commercial paper obligations, short-term corporate debt securities and municipal obligations.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)

   The Dreyfus Socially Responsible Growth Fund, Inc. is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation and the sub-advisor is NCM Capital Management Group, Inc.

   The Dreyfus Socially Responsible Growth Fund, Inc. seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the fund invests at least 80% of its assets in the common stock of companies that, in the opinion of the fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

DREYFUS STOCK INDEX FUND (INITIAL SHARES)

   The Dreyfus Stock Index Fund is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation and Mellon Equity Associates.

   The Dreyfus Stock Index Fund seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the index.

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)

   The Dreyfus Variable Investment Fund ("Dreyfus VIF") is a mutual fund with multiple portfolios. The investment

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adviser for the Fund is The Dreyfus Corporation. The following portfolios are available under the contract:

DREYFUS VIF--DISCIPLINED STOCK PORTFOLIO

   The Dreyfus VIF-Disciplined Stock Portfolio seeks investment returns (consisting of capital appreciation and income) that are greater than the total return performance of stocks represented by the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the portfolio invests at least 80% of its assets in stocks.

DREYFUS VIF--INTERNATIONAL VALUE PORTFOLIO

   The Dreyfus VIF-International Value Portfolio seeks long-term capital growth. To pursue this goal, the portfolio invests at least 80% of its assets in stocks, most of which are ordinarily securities of foreign issuers which Dreyfus considers to be "value" companies.

FEDERATED INSURANCE SERIES


   Federated Insurance Series is a mutual fund with multiple portfolios. Federated Investment Management Company is the adviser to the Federated High Income Bond Fund II (Primary Shares) and the Federated Capital Income Fund II. Federated Global Investment Management Corp. is the adviser to the Federated International Equity Fund II and the Federated International Small Company Fund
II. The following portfolios are available under the contract:

FEDERATED CAPITAL INCOME FUND II (FORMERLY, FEDERATED UTILITY FUND II)

   The Federated Capital Income Fund II seeks high current income and moderate capital appreciation. The Fund pursues its investment objective by investing primarily in equity securities of companies engaged in providing utility services.


FEDERATED HIGH INCOME BOND FUND II (PRIMARY SHARES)

   The Federated High Income Bond Fund II's (Primary Shares) seeks high current income by investing primarily in a professionally managed, diversified portfolio of high yield, lower rated corporate bonds (also known as "junk bonds").

FEDERATED INTERNATIONAL EQUITY FUND II

   The Federated International Equity Fund II seeks to obtain a total return on its assets. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities.

FEDERATED INTERNATIONAL SMALL COMPANY FUND II


   The Federated International Small Company Fund II seeks to provide long-term growth of capital. The Fund pursues its investment objective by investing primarily in equity securities of foreign companies that have a market capitalization at the time of purchase of $5 billion or less.





FIRST AMERICAN INSURANCE PORTFOLIOS, INC.

   First American Insurance Portfolios, Inc. is a mutual fund with multiple portfolios. U.S. Bancorp Asset Management, Inc. serves as the investment advisor to the Portfolios. The following portfolios are available under the contract:

FIRST AMERICAN LARGE CAP GROWTH PORTFOLIO

   First American Large Cap Growth Portfolio seeks long-term growth of capital. Under normal market conditions, the Portfolio invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of companies that have market capitalizations of at least $5 billion at the time of purchase.

FIRST AMERICAN MID CAP GROWTH PORTFOLIO

   First American Mid Cap Growth Portfolio seeks growth of capital. Under normal market conditions, the Portfolio invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of mid-capitalization companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Index.

INVESCO VARIABLE INVESTMENT FUNDS, INC.

   INVESCO Variable Investment Funds, Inc. is a mutual fund with multiple portfolios. INVESCO Funds Group, Inc. is the investment adviser for the Fund. The following portfolios are available under the contract:

INVESCO VIF--CORE EQUITY FUND (FORMERLY EQUITY INCOME FUND)

   The INVESCO VIF--Core Equity Fund (formerly Equity Income Fund) attempts to provide high total return through both growth and income from these investments.

INVESCO VIF--FINANCIAL SERVICES FUND

   The INVESCO VIF--Financial Services Fund seeks capital growth. It is aggressively managed. The Fund invests primarily in the equity securities of companies involved in the financial services sector.

INVESCO VIF--HEALTH SCIENCES FUND

   The INVESCO VIF--Health Sciences Fund seeks capital growth. The Fund invests primarily in the equity securities of companies that develop, produce or distribute products or services related to health care.

INVESCO VIF--HIGH YIELD FUND

   The INVESCO VIF--High Yield Fund seeks to provide a high level of current income, with growth of capital as a secondary objective.

INVESCO VIF--REAL ESTATE OPPORTUNITY FUND

   The INVESCO VIF--Real Estate Opportunity Fund seeks capital growth. The Fund invests primarily in the equity securities of companies doing business in the real estate industry, including real estate investment trusts ("REITS").

INVESCO VIF--TECHNOLOGY FUND

   The INVESCO VIF--Technology Fund seeks capital growth. The Fund invests primarily in the equity securities of companies engaged in technology-related industries.

INVESCO VIF--TELECOMMUNICATIONS FUND

   The INVESCO VIF--Telecommunications Fund seeks capital growth. The Fund invests primarily in the equity securities of companies engaged in technology-related industries.

JANUS ASPEN SERIES

   Janus Aspen Series is a mutual fund with multiple portfolios. Janus Capital Management LLC is the investment adviser to the fund. The following portfolios are available under your contract:


GLOBAL PORTFOLIO (______ SHARES)

[TO BE COMPLETED BY AMENDMENT]

GROWTH PORTFOLIO (SERVICE SHARES)

   The Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential.

GROWTH & INCOME PORTFOLIO (______ SHARES)

[TO BE COMPLETED BY AMENDMENT]

MID CAP PORTFOLIO (FORMERLY, AGGRESSIVE GROWTH PORTFOLIO) (INSTITUTIONAL SHARES)


   The Aggressive Growth Portfolio seeks long-term growth of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential and normally invests at least 50% of its equity assets in medium-sized companies.




WORLDWIDE GROWTH PORTFOLIO (SERVICE SHARES)

   The Worldwide Growth Portfolio seeks long-term growth in capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks of companies of any size through the world.

LAZARD RETIREMENT SERIES, INC.

   Lazard Retirement Series, Inc. is a mutual fund with multiple portfolios. Lazard Asset Management serves as the investment manager of the portfolios. The investment manager is a division of Lazard Freres & Co., LLC, a New York limited liability company, which is registered as an investment adviser with the SEC. The following portfolios are available under the contract:

LAZARD RETIREMENT EQUITY PORTFOLIO

   The Lazard Retirement Equity Portfolio seeks long-term capital appreciation by investing primarily in equity securities, principally common stocks, of relatively large U.S. companies with market capitalizations in the range of the S&P 500(R) Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

LAZARD RETIREMENT SMALL CAP PORTFOLIO

   The Lazard Retirement Small Cap Portfolio seeks long-term capital appreciation by investing primarily in equity securities, principally common stocks, of relatively small U.S. companies with market capitalizations in the range of the Russell 2000(R) Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.


LEVCO SERIES TRUST

   LEVCO Series Fund, Inc. is a mutual fund with multiple series. John A. Levin & Co., Inc., serves as investment adviser to the funds. The following portfolios are available under the contract:

LEVCO EQUITY VALUE FUND (CLASS A SHARES)

   The investment objective of the Fund is to achieve long-term growth of capital. The Fund pursues this objective by normally investing at least 80% of its net assets in common stocks and other securities having equity characteristics.

VAN ECK - LEVCO MID CAP VALUE FUND

   The investment objective of the Fund is to achieve long-term growth of capital. The Fund pursues this objective by normally investing at least 80% of its net assets in common stocks of "mid-cap" companies and other securities relating to such companies that have equity characteristics.


LORD ABBETT SERIES FUND, INC.

   Lord Abbett Series Fund, Inc. is a mutual fund with multiple portfolios. The fund's investment adviser is Lord, Abbett & Co. The following portfolio is available under the contract:

GROWTH AND INCOME PORTFOLIO

   The Growth and Income Portfolio seeks long-term growth of capital and income without excessive fluctuations in market value.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

   Neuberger Berman Advisers Management Trust is a mutual fund with multiple portfolios. The fund is managed by Neuberger Berman Management, Inc. The following portfolios are available under the contract:

LIMITED MATURITY BOND PORTFOLIO

   The Limited Maturity Bond Portfolio seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.

MIDCAP GROWTH PORTFOLIO

   The Midcap Growth Portfolio seeks growth of capital. To pursue this goal, the portfolio invests mainly in common stocks of mid-capitalization companies.

PARTNERS PORTFOLIO

   The Partners Portfolio seeks growth of capital. The managers look for well-managed companies whose stock prices are believed to be undervalued.

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)

   Pioneer Variable Contracts Trust is managed by Pioneer Investment Management, Inc. The Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. The following Class II portfolios are available under the contract:

PIONEER EQUITY INCOME VCT PORTFOLIO

   The Pioneer Equity Income VCT Portfolio seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.




PIONEER FUND VCT PORTFOLIO

   The Pioneer Fund VCT Portfolio seeks reasonable income and capital growth. The Portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers.

RYDEX VARIABLE TRUST

   Rydex Variable Trust is a mutual fund with multiple portfolios which are managed by Rydex Global Advisors. The following portfolios are available under the contract:

NOVA FUND

   The Nova Fund seeks to provide investment returns that correspond to 150% of the daily performance of the Standard & Poor's 500 Composite Stock Price Index. Unlike traditional index funds, as its primary investment strategy, the Fund invests to a significant extent in futures contracts and options on: securities, futures contracts and stock indexes. On a day-to-day basis, the Fund holds U.S. government securities to collateralize these futures and options contracts.

OTC FUND

   The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ 100 Index(TM). The Fund invests principally in securities of companies included in the NASDAQ 100 Index(TM). It also may invest in other instruments whose performance is expected to correspond to that of the Index, and may engage in futures and options transactions.

U.S. GOVERNMENT MONEY MARKET FUND

   The U.S. Government Money Market Fund seeks to provide security of principal, high current income and liquidity. The Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities.

SELIGMAN PORTFOLIOS, INC.

   Seligman Portfolios, Inc. is a mutual fund with multiple portfolios which are managed by J. & W. Seligman & Co. Incorporated. The following portfolios are available under the contract:

SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO (CLASS 2 SHARES)

   The Seligman Communications and Information Portfolio seeks capital gain. The Portfolio invests at least 80% of its net assets in securities of companies operating in the communications, information and related industries.

SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO (CLASS 2 SHARES)

   The Seligman Global Technology Portfolio seeks long-term capital appreciation. The Portfolio generally invests at least 80% of its net assets in equity securities of U.S. and non-U.S. companies with business operations in technology and technology-related industries.

STRONG OPPORTUNITY FUND II, INC.

   Strong Opportunity Fund II, Inc. is a mutual fund. Strong Capital Management, Inc. is the investment advisor for the fund. The following portfolio is available under the contract:

STRONG OPPORTUNITY FUND II

   The Strong Opportunity Fund II seeks capital growth. The fund invests primarily in stocks of medium-capitalization companies that the fund's managers believe are underpriced, yet have attractive growth prospects.

STRONG VARIABLE INSURANCE FUNDS, INC.

   Strong Variable Insurance Funds, Inc. is a mutual fund. Strong Capital Management, Inc. is the investment advisor for the fund. The following portfolio is available under the contract:

STRONG MID CAP GROWTH FUND II

   The Strong Mid Cap Growth Fund II seeks capital growth. The fund invests under normal conditions at least 80% of its net assets in stocks of medium-capitalization companies that the fund's managers believe have favorable prospects for growth of earnings and capital appreciation.

VAN ECK WORLDWIDE INSURANCE TRUST


   Van Eck Worldwide Insurance Trust is a mutual fund with multiple portfolios. Van Eck Associates Corporation serves as investment adviser to the funds. The following portfolios are available under the contract:

ULTRA SHORT TERM BOND FUND

[TO BE COMPLETED BY AMENDMENT]


WORLDWIDE BOND FUND

   The Worldwide Bond Fund seeks high total return-income plus capital-appreciation-by investing globally, primarily in a variety of debt securities.

WORLDWIDE EMERGING MARKETS FUND

   The Worldwide Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

WORLDWIDE HARD ASSETS FUND

   The Worldwide Hard Assets Fund seeks long-term capital appreciation by investing primarily in "hard asset securities".

WORLDWIDE REAL ESTATE FUND

   The Worldwide Real Estate Fund seeks to maximize return by investing in equity securities of domestic and foreign companies that own significant real estate assets or that principally are engaged in the real estate industry.

APPENDIX B--ACCUMULATION UNIT VALUES


   The following table shows the Accumulation Unit values and the number of Accumulation Units outstanding for the subaccounts of the separate account investing in the funds for the periods indicated. The information is derived from the financial statements of the separate account.

   For the period ending December 31, 2002, each subaccount had three sets of accumulation unit values that reflected the three levels of insurance charges under the contract. The accumulation unit value does not reflect the deduction of other charges, such as the Contract Maintenance Charge and the Earnings Protection Benefit Rider charge.


                                STANDARD CONTRACT


                                                                       2002              2001    2000     1999     1998     1997
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT INVESTING IN:
-----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND: GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    14.638     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    13.409     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                               1,511     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND: LEVERAGED ALLCAP PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    17.259     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    16.041     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                  38     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND: MIDCAP GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    16.518     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    15.987     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                               1,236     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND: SMALL CAPITALIZATION PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $     8.768     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $     7.901     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                 298     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.: VP INCOME & GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    11.901     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    11.178     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                 284     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.: VP INTERNATIONAL FUND
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    11.688     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    10.295     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                  17     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.: VP VALUE FUND
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    12.477     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    12.947     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                              11,092     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
BERGER INSTITUTIONAL PRODUCTS TRUST: GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $     9.883     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $     8.513     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                               7,461     N/A      N/A      N/A      N/A

                                                                       2002              2001    2000     1999     1998     1997
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT INVESTING IN:
-----------------------------------------------------------------------------------------------------------------------------------
BERGER INSTITUTIONAL PRODUCTS TRUST: INTERNATIONAL FUND
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    10.708     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $     9.751     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                   0     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
BERGER INSTITUTIONAL PRODUCTS TRUST: LARGE CAP GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    14.196     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    12.448     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                   0     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
BERGER INSTITUTIONAL PRODUCTS TRUST: SMALL COMPANY GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    13.959     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    11.184     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                               5,829     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST: BALANCED PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    13.901     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    13.213     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                 521     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST: CONSECO 20 FOCUS PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $     5.912     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $     4.481     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                               6,048     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST: EQUITY PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    15.065     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    14.344     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                 289     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST: FIXED INCOME PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    11.622     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    11.869     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                               2,817     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST: GOVERNMENT SECURITIES PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    11.327     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    11.620     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                 172     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST: HIGH YIELD PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    10.506     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    10.400     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                              52,447     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST: MONEY MARKET PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    11.392     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    11.471     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                              47,317     N/A      N/A      N/A      N/A

                                                                       2002              2001    2000     1999     1998     1997
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT INVESTING IN:
-----------------------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    11.878     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    10.534     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                  30     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
DREYFUS STOCK INDEX FUND (INITIAL SHARES)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    12.046     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    11.166     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                              13,989     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND: DISCIPLINED STOCK PORTFOLIO
 (INITIAL SHARES)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    10.414     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $     9.604     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                 207     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND: INTERNATIONAL VALUE PORTFOLIO
 (INITIAL SHARES)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    10.482     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $     9.657     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                 362     N/A      N/A      N/A      N/Ac

-----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES: CAPITAL INCOME (FORMERLY, UTILITY)
 FUND II
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $     9.725     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $     8.723     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                 274     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES: HIGH INCOME BOND FUND II
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $     9.026     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $     8.963     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                               8,243     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES: INTERNATIONAL EQUITY FUND II
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    13.194     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    11.094     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                   0     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES: INTERNATIONAL SMALL COMPANY FUND II
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $     9.517     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $     7.899     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                   0     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
FIRST AMERICAN INSURANCE PORTFOLIOS. INC.: LARGE CAP GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $     9.409     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $     8.289     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                   0     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
FIRST AMERICAN INSURANCE PORTFOLIOS, INC.: MID CAP GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $     9.711     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $     8.493     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                   0     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.: INVESCO VIF -
 CORE EQUITY FUND
 (FORMERLY EQUITY INCOME FUND)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    11.443     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    10.836     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                 150     N/A      N/A      N/A      N/A

                                                                       2002              2001    2000     1999     1998     1997
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT INVESTING IN:
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.: INVESCO VIF -
 FINANCIAL SERVICES FUND
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    10.430     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $     9.691     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                              12,774     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.: INVESCO VIF -
 HEALTH SCIENCES FUND
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    10.365     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    10.226     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                              10,400     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.: INVESCO VIF -
 HIGH YIELD FUND
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $     8.372     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $     7.489     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                   0     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.: INVESCO VIF -
 REAL ESTATE OPPORTUNITY FUND
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    10.259     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    10.110     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                              54,233     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.: INVESCO VIF -
 TECHNOLOGY FUND
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $     9.094     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $     7.236     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                               8,547     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.: INVESCO VIF -
 TELECOMMUNICATIONS FUND
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $     8.264     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $     5.772     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                   0     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES: GROWTH PORTFOLIO - (SERVICE SHARES)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    10.008     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $     9.123     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                               4,056     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES: MID CAP (FORMERLY, AGGRESSIVE GROWTH) PORTFOLIO
 (INSTITUTIONAL SHARES)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    13.934     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    11.477     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                 727     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES: WORLDWIDE GROWTH PORTFOLIO - (SERVICE SHARES)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    10.019     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $     9.500     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                 168     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES INC.: EQUITY PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    11.548     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    10.498     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                   0     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES INC.: SMALL CAP PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    12.638     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    13.478     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                              48,547     N/A      N/A      N/A      N/A

                                                                       2002              2001    2000     1999     1998     1997
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT INVESTING IN:
-----------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.: GROWTH AND INCOME PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    13.617     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    13.071     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                 519     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST: LIMITED MATURITY BOND
 PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    11.219     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    11.561     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                              47,138     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST: MIDCAP GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $     9.889     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $     8.610     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                               6,913     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST: PARTNERS PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    10.499     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    10.131     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                   0     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST: EQUITY INCOME PORTFOLIO
 (CLASS II SHARES)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $     9.594     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $     9.155     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                               1,334     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST: EUROPE PORTFOLIO (CLASS II SHARES)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $     8.035     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $     7.508     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                   0     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST: PIONEER FUND PORTFOLIO
 (CLASS II SHARES)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $     9.441     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $     8.766     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                               4,038     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: NOVA FUND
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    13.201     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    11.405     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                              19,043     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: OTC FUND
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    17.973     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    15.102     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                              10,705     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: U.S. GOVERNMENT MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    10.025     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    10.040     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                               4,685     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS: COMMUNICATIONS AND INFORMATION PORTFOLIO
 (CLASS 2 SHARES)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $     6.165     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $     5.742     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                               8,224     N/A      N/A      N/A      N/A

                                                                       2002              2001    2000     1999     1998     1997
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT INVESTING IN:
-----------------------------------------------------------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS: GLOBAL TECHNOLOGY PORTFOLIO (CLASS 2 SHARES)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $     5.836     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $     5.162     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                              11,243     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
STRONG OPPORTUNITY FUND II, INC.: STRONG OPPORTUNITY FUND II
Accumulation unit value at beginning of period                                    $    15.154     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    14.455     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                               1,089     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
STRONG VARIABLE INSURANCE FUNDS, INC.: STRONG MID CAP GROWTH FUND II
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    16.521     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    13.423     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                               5,537     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST: WORLDWIDE BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $     9.264     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $     9.409     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                  21     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST: WORLDWIDE EMERGING MARKETS FUND
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $     7.544     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $     7.382     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                 137     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST: WORLDWIDE HARD ASSETS FUND
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $     8.820     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $     8.170     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                 826     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST: WORLDWIDE REAL ESTATE FUND
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    10.353     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    10.150     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                 669     N/A      N/A      N/A      N/A

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                                                  2003 ACCOUNT I

                                                                VARIABLE ANNUITY

                            CONTRACT WITH GMDB OPTION


                                                                       2002              2001    2000     1999     1998     1997
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT INVESTING IN:
-----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND: GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    14.564     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    13.321     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                   0     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND: LEVERAGED ALLCAP PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    17.173     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    15.936     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                 118     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND: MIDCAP GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    16.435     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    15.883     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                  81     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND: SMALL CAPITALIZATION PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $     8.724     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $     7.849     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                   0     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.: VP INCOME & GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    11.841     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    11.105     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                  55     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.: VP INTERNATIONAL FUND
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    11.630     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    10.228     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                   0     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.: VP VALUE FUND
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    12.415     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    12.863     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                 641     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
BERGER INSTITUTIONAL PRODUCTS TRUST: GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $     9.833     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $     8.458     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                   0     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
BERGER INSTITUTIONAL PRODUCTS TRUST: INTERNATIONAL FUND
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    10.654     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $     9.687     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                   0     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
BERGER INSTITUTIONAL PRODUCTS TRUST: LARGE CAP GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    14.125     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    12.367     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                   0     N/A      N/A      N/A      N/A

                                                                       2002              2001    2000     1999     1998     1997
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT INVESTING IN:
-----------------------------------------------------------------------------------------------------------------------------------
BERGER INSTITUTIONAL PRODUCTS TRUST: SMALL COMPANY GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    13.889     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    11.111     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                   0     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST: BALANCED PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    13.831     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    13.127     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                   0     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST: CONSECO 20 FOCUS PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $     5.891     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $     4.459     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                   0     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST: EQUITY PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    14.989     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    14.251     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                   0     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST: FIXED INCOME PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    11.564     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    11.792     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                               2,779     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST: GOVERNMENT SECURITIES PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    11.270     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    11.544     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                   0     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST: HIGH YIELD PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    10.469     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    10.348     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                   0     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST: MONEY MARKET PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    11.335     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    11.397     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                 635     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    11.818     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    10.465     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                 172     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
DREYFUS STOCK INDEX FUND (INITIAL SHARES)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    11.985     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    11.093     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                 719     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND: DISCIPLINED STOCK PORTFOLIO
 (INITIAL SHARES)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    10.362     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $     9.541     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                   0     N/A      N/A      N/A      N/A

                                                                       2002              2001    2000     1999     1998     1997
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT INVESTING IN:
-----------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND: INTERNATIONAL VALUE PORTFOLIO
 (INITIAL SHARES)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    10.429     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $     9.594     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                   0     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES: CAPTAL INCOME (FORMERLY, UTILITY) FUND II
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $     9.676     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $     8.666     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                   0     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES: HIGH INCOME BOND FUND II
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $     8.981     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $     8.905     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                   0     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES: INTERNATIONAL EQUITY FUND II
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    13.127     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    11.021     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                   0     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES: INTERNATIONAL SMALL COMPANY FUND II
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $     9.512     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $     7.883     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                   0     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
FIRST AMERICAN INSURANCE PORTFOLIOS, INC.: LARGE CAP GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $     9.404     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $     8.272     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                   0     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
FIRST AMERICAN INSURANCE PORTFOLIOS, INC.: MID CAP GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $     9.705     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $     8.475     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                   0     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.: INVESCO VIF - CORE EQUITY FUND
 (FORMERLY EQUITY INCOME FUND)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    11.385     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    10.765     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                   0     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.: INVESCO VIF -
 FINANCIAL SERVICES FUND
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    10.424     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $     9.671     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                 835     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.: INVESCO VIF -
 HEALTH SCIENCES FUND
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    10.360     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    10.205     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                 758     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.: INVESCO VIF - HIGH YIELD FUND
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $     8.330     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $     7.440     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                   0     N/A      N/A      N/A      N/A

                                                                       2002              2001    2000     1999     1998     1997
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT INVESTING IN:
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.: INVESCO VIF -
 REAL ESTATE OPPORTUNITY FUND
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    10.254     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    10.089     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                   0     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.: INVESCO VIF - TECHNOLOGY FUND
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $     9.089     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $     7.222     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                   0     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.: INVESCO VIF -
 TELECOMMUNICATIONS FUND
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $     8.260     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $     5.760     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                   0     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES: GROWTH PORTFOLIO - (SERVICE SHARES)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    10.008     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $     9.113     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                               1,080     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES: MID CAP (FORMERLY, AGGRESSIVE GROWTH) PORTFOLIO
 (INSTITUTIONAL SHARES)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    13.864     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    11.402     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                   0     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES: WORLDWIDE GROWTH PORTFOLIO - (SERVICE SHARES)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    10.019     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $     9.489     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                 130     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES INC.: EQUITY PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    11.491     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    10.430     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                   0     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES INC.: SMALL CAP PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    12.575     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    13.390     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                  98     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.: GROWTH AND INCOME PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    13.549     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    12.986     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                   0     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST: LIMITED MATURITY BOND
 PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    11.162     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    11.486     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                   0     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST: MIDCAP GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $     9.884     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $     8.593     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                   0     N/A      N/A      N/A      N/A

                                                                       2002              2001    2000     1999     1998     1997
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT INVESTING IN:
-----------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST: PARTNERS PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    10.446     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    10.064     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                   0     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST: EQUITY INCOME PORTFOLIO
 (CLASS II SHARES)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $     9.580     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $     9.128     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                   0     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST: EUROPE PORTFOLIO (CLASS II SHARES)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $     8.022     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $     7.485     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                   0     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST: PIONEER FUND PORTFOLIO
 (CLASS II SHARES)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $     9.427     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $     8.740     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                   0     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: NOVA FUND
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    13.155     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    11.348     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                   0     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: OTC FUND
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    17.910     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    15.026     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                   0     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: U.S. GOVERNMENT MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    10.019     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    10.020     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                               9,907     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS: COMMUNICATIONS AND INFORMATION PORTFOLIO
 (CLASS 2 SHARES)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $     6.143     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $     5.713     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                   0     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS: GLOBAL TECHNOLOGY PORTFOLIO (CLASS 2 SHARES)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $     5.815     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $     5.136     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                   0     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
STRONG OPPORTUNITY FUND II, INC.: STRONG OPPORTUNITY FUND II
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    15.078     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    14.361     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                  88     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
STRONG VARIABLE INSURANCE FUNDS, INC.: STRONG MID CAP GROWTH FUND II
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    16.428     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    13.336     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                   0     N/A      N/A      N/A      N/A

                                                                       2002              2001    2000     1999     1998     1997
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT INVESTING IN:
-----------------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST: WORLDWIDE BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $     9.217     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $     9.348     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                   0     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST: WORLDWIDE EMERGING MARKETS FUND
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $     7.506     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $     7.334     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                   0     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST: WORLDWIDE HARD ASSETS FUND
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $     8.776     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $     8.117     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                   0     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST: WORLDWIDE REAL ESTATE FUND
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    10.301     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    10.084     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                   0     N/A      N/A      N/A      N/A

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                                                  2003 ACCOUNT I

                                                                VARIABLE ANNUITY

                        CONTRACT WITH GMDB & GMIB OPTIONS


                                                                       2002              2001    2000     1999     1998     1997
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT INVESTING IN:
-----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND: GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    14.491     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    13.235     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                 558     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND: LEVERAGED ALLCAP PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    17.087     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    15.833     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                               1,414     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND: MIDCAP GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    16.352     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    15.779     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                   0     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND: SMALL CAPITALIZATION PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $     8.680     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $     7.798     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                   0     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.: VP INCOME & GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    11.782     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    11.033     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                 282     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.: VP INTERNATIONAL FUND
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    11.571     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    10.161     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                   0     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.: VP VALUE FUND
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    12.352     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    12.779     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                 610     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
BERGER INSTITUTIONAL PRODUCTS TRUST: GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $     9.784     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $     8.402     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                               2,679     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
BERGER INSTITUTIONAL PRODUCTS TRUST: INTERNATIONAL FUND
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    10.600     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $     9.624     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                   0     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
BERGER INSTITUTIONAL PRODUCTS TRUST: LARGE CAP GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    14.054     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    12.287     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                 264     N/A      N/A      N/A      N/A

                                                                       2002              2001    2000     1999     1998     1997
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT INVESTING IN:
-----------------------------------------------------------------------------------------------------------------------------------
BERGER INSTITUTIONAL PRODUCTS TRUST: SMALL COMPANY GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    13.819     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    11.038     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                               2,446     N/A      N/A      N/A      N/A
-----------------------------------------------------------------------------------------------------------------------------------

CONSECO SERIES TRUST: BALANCED PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    13.762     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    13.042     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                               2,099     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST: CONSECO 20 FOCUS PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $     5.870     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $     4.436     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                               2,324     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST: EQUITY PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    14.914     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    14.158     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                               1,039     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST: FIXED INCOME PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    11.506     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    11.715     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                               3,472     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST: GOVERNMENT SECURITIES PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    11.213     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    11.469     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                               3,266     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST: HIGH YIELD PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    10.432     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    10.296     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                   0     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST: MONEY MARKET PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    11.278     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    11.323     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                               1,033     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    11.759     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    10.397     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                 569     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
DREYFUS STOCK INDEX FUND (INITIAL SHARES)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    11.925     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    11.021     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                 508     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND: DISCIPLINED STOCK PORTFOLIO
 (INITIAL SHARES)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    10.310     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $     9.479     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                 167     N/A      N/A      N/A      N/A

                                                                       2002              2001    2000     1999     1998     1997
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT INVESTING IN:
-----------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND: INTERNATIONAL VALUE PORTFOLIO
 (INITIAL SHARES)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    10.377     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $     9.531     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                   0     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES: CAPITAL INCOME (FORMERLY, UTILITY) FUND II
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $     9.627     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $     8.610     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                   0     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES: HIGH INCOME BOND FUND II
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $     8.935     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $     8.847     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                               1,090     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES: INTERNATIONAL EQUITY FUND II
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    13.061     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    10.950     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                   0     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES: INTERNATIONAL SMALL COMPANY FUND II
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $     9.507     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $     7.867     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                   0     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
FIRST AMERICAN INSURANCE PORTFOLIOS, INC.: LARGE CAP GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $     9.399     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $     8.256     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                   0     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
FIRST AMERICAN INSURANCE PORTFOLIOS, INC.: MID CAP GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $     9.701     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $     8.458     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                   0     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.: INVESCO VIF - CORE EQUITY FUND
 (FORMERLY EQUITY INCOME FUND)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    11.328     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    10.695     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                 358     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.: INVESCO VIF -
 FINANCIAL SERVICES FUND
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    10.419     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $     9.652     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                   0     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.: INVESCO VIF -
 HEALTH SCIENCES FUND
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    10.354     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    10.185     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                  12     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.: INVESCO VIF - HIGH YIELD FUND
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $     8.288     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $     7.392     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                               2,177     N/A      N/A      N/A      N/A

                                                                       2002              2001    2000     1999     1998     1997
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT INVESTING IN:
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.: INVESCO VIF -
 REAL ESTATE OPPORTUNITY FUND
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    10.248     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    10.069     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                   0     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.: INVESCO VIF - TECHNOLOGY FUND
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $     9.084     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $     7.207     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                               1,497     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.: INVESCO VIF -
 TELECOMMUNICATIONS FUND
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $     8.256     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $     5.748     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                   0     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES: GROWTH PORTFOLIO - (SERVICE SHARES)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    10.008     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $     9.102     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                               1,155     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES: MID CAP (FORMERLY, AGGRESSIVE GROWTH) PORTFOLIO
 (INSTITUTIONAL SHARES)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    13.794     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    11.328     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                 411     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES: WORLDWIDE GROWTH PORTFOLIO - (SERVICE SHARES)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    10.019     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $     9.478     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                 997     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES INC.: EQUITY PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    11.433     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    10.362     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                               1,624     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES INC.: SMALL CAP PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    12.512     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    13.303     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                               4,634     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.: GROWTH AND INCOME PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    13.481     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    12.902     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                               1,997     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
 LIMITED MATURITY BOND PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    11.107     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    11.411     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                               1,027     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST: MIDCAP GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $     9.879     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $     8.575     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                               2,641     N/A      N/A      N/A      N/A

                                                                       2002              2001    2000     1999     1998     1997
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT INVESTING IN:
-----------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST: PARTNERS PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    10.394     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $     9.999     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                   0     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST: EQUITY INCOME PORTFOLIO
 (CLASS II SHARES)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $     9.565     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $     9.100     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                               1,092     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST: EUROPE PORTFOLIO (CLASS II SHARES)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $     8.010     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $     7.462     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                   0     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST: PIONEER FUND PORTFOLIO
 (CLASS II SHARES)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $     9.412     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $     8.714     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                   0     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: NOVA FUND
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    13.108     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    11.291     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                               1,998     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: OTC FUND
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    17.847     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    14.951     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                               1,663     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: U.S. GOVERNMENT MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    10.014     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    10.000     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                   0     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS: COMMUNICATIONS AND INFORMATION PORTFOLIO
 (CLASS 2 SHARES)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $     6.121     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $     5.684     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                               2,587     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS: GLOBAL TECHNOLOGY PORTFOLIO (CLASS 2 SHARES)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $     5.794     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $     5.110     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                               4,973     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
STRONG OPPORTUNITY FUND II, INC.: STRONG OPPORTUNITY FUND II
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    15.002     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    14.267     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                               2,119     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
STRONG VARIABLE INSURANCE FUNDS, INC.: STRONG MID CAP GROWTH FUND II
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    16.356     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    13.249     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                               1,940     N/A      N/A      N/A      N/A

                                                                       2002              2001    2000     1999     1998     1997
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT INVESTING IN:
-----------------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST: WORLDWIDE BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $     9.171     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $     9.287     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                 769     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST: WORLDWIDE EMERGING MARKETS FUND
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $     7.468     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $     7.286     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                   0     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST: WORLDWIDE HARD ASSETS FUND
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $     8.732     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $     8.064     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                   0     N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST: WORLDWIDE REAL ESTATE FUND
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period                                    $    10.249     N/A      N/A      N/A      N/A
Accumulation unit value at end of period                                          $    10.018     N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period                                 516     N/A      N/A      N/A      N/A

APPENDIX C--EARNINGS PROTECTION BENEFIT RIDER EXAMPLES


   The following examples demonstrate how the Earnings Protection Benefit rider death benefit is calculated. Each example assumes a $100,000 initial Purchase Payment, a $25,000 Purchase Payment on the second contract Anniversary, and no withdrawals. The examples also assume that the contract is issued to one owner who is age 60 on the issue date. Finally, each example assumes that the death of the owner occurs on the 7th contract anniversary.


MARKET INCREASE EXAMPLE


   The contract value as of the date we receive due proof of death of the owner is $150,000. The following benefit would be payable by the rider:



Contract Value =                                                                   $  150,000
Sum of all Purchase Payments reduced by Equivalency Withdrawals =                  $  125,000
Contract Gain =                                                                    $   25,000
All Purchase Payments applied to the Contract except Purchase Payments applied within 12 months prior to the date of death, reduced by all Equivalency
  Withdrawals during the life of the Contract =                                    $  125,000

Eligible Gain = Lesser of $25,000 or $125,000 =                                    $   25,000

Death Benefit = 50% X Eligible Gain =                                              $   12,500

MARKET DECREASE EXAMPLE


   The contract value as of the date we receive due proof of death of the owner is $104,000. The following benefit would be payable by the rider:



Contract Value =                                                                   $  104,000
Sum of all Purchase Payments reduced by Equivalency Withdrawals =                  $  125,000
Contract Gain =                                                                    $        0
All Purchase Payments applied to the Contract except Purchase Payments applied within 12 months prior to the date of death, reduced by all Equivalency
  Withdrawals during the life of the Contract =                                    $  125,000

Eligible Gain = Lesser of $0 or $125,000 =                                         $        0

Death Benefit = 50% X Eligible Gain =                                              $        0

.................................................................................
                             (cut along dotted line)



If you would like a free copy of the Statement of Additional Information dated May 1, 2003 for this Prospectus, please complete this form, detach, and mail to:

                    Jefferson National Life Insurance Company

                              Administrative Office

                                 [P.O. Box ____
                          Louisville, Kentucky _______]

   Please send me a free copy of the Statement of Additional Information for the Jefferson National Life Annuity Account I fixed and variable annuity at the following address:


         Name:__________________________________________________________

         Mailing Address:_______________________________________________

         _______________________________________________________________

                                   Sincerely,


                                   (Signature)


                    Jefferson National Life Insurance Company
                                 [P.O. Box ____
                          Louisville, Kentucky _______]

                      [This Page Intentionally Left Blank]

                       STATEMENT OF ADDITIONAL INFORMATION

                  INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT
                           FLEXIBLE PURCHASE PAYMENTS

                                    ISSUED BY


                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY


                                       AND


                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I

       ADMINISTRATIVE OFFICE: [P.O. BOX _____, LOUISVILLE, KENTUCKY _____]
                        PHONE: (866) 667-0561 (TOLL FREE)

                                   MAY 1, 2003









This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Jefferson National Life Annuity Account I (the "Separate Account"), dated May 1, 2003. You may obtain a copy of the current prospectus by writing to us at our Administrative Office: [P.O. Box _____, Louisville, Kentucky _____], telephone: (866) 667-0561.






                                                                          CV2020

                                TABLE OF CONTENTS


Performance Calculations                                         3
Annuity Provisions                                              38
Independent Accountants                                         39
Distribution                                                    39
Financial Statements                                            40

                            PERFORMANCE CALCULATIONS


PERFORMANCE

   We may periodically advertise performance of an investment in the various investment portfolios. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the insurance charges and the fees and expenses of the investment portfolio. It does not reflect the deduction of any applicable contract maintenance charge and contingent deferred sales charge. The deduction of any applicable contract maintenance charge and contingent deferred sales charge would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include standardized average annual total return figures which reflect the deduction of the insurance charges, contract maintenance charge, contingent deferred sales charge and the fees and expenses of the investment portfolio.

   For periods starting prior to the date the contracts were first offered, the performance will be based on the historical performance of the corresponding portfolios, modified to reflect the charges and expenses of the contract as if the contract had been in existence during the period stated in the advertisement. These figures should not be interpreted to reflect actual historical performance.

   We may, from time to time, include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.



CALCULATION OF YIELD QUOTATIONS


MONEY MARKET SUBACCOUNT

The Conseco Series Trust Money Market Subaccount's ("Money Market Subaccount") standard current and effective yield quotations may appear in sales material and advertising as calculated by the standard method prescribed by rules of the Securities and Exchange Commission.

The current yield quotation is based on a seven-day period and computed as follows: The Money Market Subaccount's daily net investment factor, minus one (1.00) is multiplied by 365 to produce an annualized yield. The annualized yield of the seven-day period is then averaged and carried to the nearest one-hundredth of one percent. This yield reflects investment results less deductions for investment advisory fees, fund expenses and insurance charges, including the deduction of the contract maintenance charge. Because of these deductions, the current yield for the Money Market Subaccount will be lower than the yield for the corresponding underlying money market fund of the Conseco Series Trust.
We may also provide standard yield quotations for the Subaccount investing in the U.S. Government Money Market Fund of the Rydex Variable Trust. Such yield quotations will also be calculated as described in this section.

We calculate the current yield using the following formula:

   Current Yield  =  ((NCS-ES)/UV) X (365/7)

   Where:

   NCS    = the net change in the value of the Money Market fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation, and exclusive of income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 Subaccount unit.

   ES     = per unit charges deducted from the Subaccount for the 7-day period.

   UV     = the unit value on the first day of the 7-day period.

We may also disclose the effective yield of the Money Market Subaccount for the same seven-day period, determined on a compounded basis. We calculate the effective yield by compounding the unannualized base period return by adding one to the base return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.
We calculate the effective yield using the following formula:

                                        365/7
   Effective Yield = (1 + ((NCS-ES)/UV))     - 1

   Where:

   NCS    = the net change in the value of the Money Market fund (not including any realized gains or losses on the sale of securities, unrealized appreciation and depreciation, and income other than investment income) for the 7-day period attributable to a hypothetical subaccount having a balance of 1 Subaccount unit.

   ES     = per unit charges deducted from the hypothetical Subaccount for the
            7-day period.

   UV     = the unit value for the first day of the 7-day period.

The yields on the Money Market Subaccount will generally fluctuate on a daily basis. Therefore, the yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield is affected by changes in interest rates on money market securities, average Subaccount maturity, the types and quality of fund securities held by the corresponding underlying money market fund of the Rydex Variable Trust and its operating expenses.

OTHER SUBACCOUNTS

The investment portfolios of the funds may advertise investment performance figures, including yield. Each Subaccount's yield will be based upon a stated 30-day period and will be computed by dividing the net investment income per accumulation unit earned during the period by the maximum offering price per accumulation unit on the last day of the period, according to the following formula:


                                                 6
                          YIELD = 2 ((A - B) + 1)  - 1)
                          -------------------------------
                                       CD
   Where:

   A      = the net investment income earned during the period by the investment portfolio.

   B      = the expenses accrued for the period (net of reimbursements, if any).

   C      = the average daily number of accumulation units outstanding during the period.

   D      = the maximum offering price per accumulation unit on the last day of the period.

CALCULATION OF TOTAL RETURN QUOTATIONS


STANDARD TOTAL RETURN

From time to time, we may advertise performance data. We may include standardized average annual total returns for one or more of the Subaccounts in advertising, sales literature or reports to contract owners or prospective purchasers. The standardized average annual total return for each Subaccount assumes that an investment has been held in that Subaccount for various periods of time, including a period measured from the date that Subaccount began operations.
Standardized average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which standardized average annual total returns are provided will be for the most recent calendar quarter practicable, considering the type and media of the communication, and will be stated in the communication.

Standardized average annual total returns will be calculated using Subaccount unit values that we calculate on each valuation day based on the performance of the Subaccount's underlying investment portfolio, adjusted to reflect Contract fees and charges including the deduction of surrender charges.

Average annual total return quotations are computed according to the following formula:

                                        n
                                 P (1+T)  = ERV

   Where:
   P      =   beginning hypothetical initial purchase payment of $1,000
   T      =   average annual total return
   n      =   number of years in period
   ERV    =   ending redeemable value of a hypothetical $1,000 purchase payment made at the beginning of the one-, five- or ten-year period, at the end of the one-, five- or ten-year period (or fractional portion thereof)

YOU SHOULD NOTE THAT THE INVESTMENT RESULTS OF EACH SUBACCOUNT WILL FLUCTUATE OVER TIME, AND ANY PRESENTATION OF THE SUBACCOUNT'S TOTAL RETURN FOR ANY PERIOD SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT AN INVESTMENT MAY EARN OR WHAT YOUR TOTAL RETURN MAY BE IN ANY FUTURE PERIOD.

Standard average annual total returns for the Subaccounts as of December 31, 2002 are shown in the following Tables.

     - Table 1 shows the performance of a Contract with the standard death benefit, and reflects the deduction of the 1.40% insurance charges. This charge can be increased to 1.65%.

     - Table 2 shows the performance of a Contract with guaranteed minimum death benefit option 1, and reflects the deduction of the 1.70% insurance charges. This charge can be increased to 2.15%.

     - Table 3 shows the performance of a Contract with guaranteed minimum death benefit option 1 and guaranteed minimum income benefit, and reflects the deduction of the 2.00% insurance charges. This charge can be increased to 2.65%


     - Table 4 shows the performance of a Contract with guaranteed minimum death benefit option 2, and reflects the deduction of the ____% insurance charges. This charge can be increased to ____%.

     - Table 5 shows the performance of a Contract with guaranteed minimum death benefit option 2 and guaranteed minimum income benefit, and reflects the deduction of the ____% insurance charges. This charge can be increased to ____%

All five Tables also reflect the deduction of the contingent deferred sales charge (surrender charge) of 7% during the first contract year (decreasing to 0% in the 8th contract year), and the deduction of the $30 contract maintenance charge. The $30 contract maintenance charge is reflected as an annual charge of ____%, based on average Contract Value during the 2002 calendar year of $______. The Tables do NOT show the effect of electing the earnings protection benefit rider (and the deduction of its charge). Standard average annual total returns for the Subaccounts would be lower if the charge for this rider was reflected.



                                     TABLE 1
                         STANDARD DEATH BENEFIT CONTRACT
          STANDARD AVERAGE ANNUAL TOTAL RETURNS(1) FOR THE SUBACCOUNTS
                             AS OF DECEMBER 31, 2002
                           SURRENDER CHARGES DEDUCTED
                       (TOTAL INSURANCE CHARGES OF 1.40%)


                                                                SUBACCOUNT                                10 YEAR OR
                          SUBACCOUNT                             INCEPTION      1 YEAR        5 YEAR          TO
                                                                   DATE                                   INCEPTION
                                                                                                             DATE
THE ALGER AMERICAN FUND
  Alger American Growth                                           7/2/01
  Alger American Leveraged AllCap                                 7/2/01
  Alger American MidCap Growth                                    7/2/01
  Alger American Small Capitalization                             7/2/01

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

                                     TABLE 1
                         STANDARD DEATH BENEFIT CONTRACT
          STANDARD AVERAGE ANNUAL TOTAL RETURNS(1) FOR THE SUBACCOUNTS
                             AS OF DECEMBER 31, 2002
                           SURRENDER CHARGES DEDUCTED
                       (TOTAL INSURANCE CHARGES OF 1.40%)

                                                                SUBACCOUNT                                10 YEAR OR
                          SUBACCOUNT                             INCEPTION      1 YEAR        5 YEAR          TO
                                                                   DATE                                   INCEPTION
                                                                                                             DATE
  VP Income & Growth                                              7/2/01
  VP International                                                7/2/01
  VP Value                                                        7/2/01

CONSECO SERIES TRUST
  Balanced                                                        7/2/01
  Conseco 20 Focus                                                7/2/01
  Equity                                                          7/2/01
  Fixed Income                                                    7/2/01
  Government Securities                                           7/2/01
  High Yield                                                      7/2/01
  Money Market(2)                                                 7/2/01

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL           7/2/01
   SHARES)

DREYFUS STOCK INDEX FUND (INITIAL SHARES)                         7/2/01

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)
  Dreyfus VIF -- Disciplined Stock                                7/2/01
  Dreyfus VIF -- International Value                              7/2/01

FEDERATED INSURANCE SERIES
  Federated High Income Bond (Primary Class)                      7/2/01
  Federated International Equity                                  7/2/01
  Federated International Small Company                           7/2/01
  Federated Capital Income (formerly,  Federated Utility)         7/2/01

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.
  First American Large Cap Growth                                 7/2/01
  First American Mid Cap Growth                                   7/2/01

INVESCO VARIABLE INVESTMENT FUNDS, INC.
  INVESCO VIF -- Core Equity (formerly Equity Income)             7/2/01
  INVESCO VIF -- Financial Services                               7/2/01
  INVESCO VIF -- Health Sciences                                  7/2/01
  INVESCO VIF -- High Yield                                       7/2/01
  INVESCO VIF -- Real Estate Opportunity                          7/2/01
  INVESCO VIF -- Technology                                       7/2/01
  INVESCO VIF -- Telecommunications                               7/2/01

JANUS ASPEN SERIES
  Global (______ Shares)
  Growth (Service Shares)                                        8/13/01
  Growth & Income (______ Shares)
  Mid Cap (formerly, Aggressive Growth ) (Institutional           7/2/01
   Shares)
  Worldwide Growth (Service Shares)                              8/13/01

LAZARD RETIREMENT SERIES, INC.

                                     TABLE 1
                         STANDARD DEATH BENEFIT CONTRACT
          STANDARD AVERAGE ANNUAL TOTAL RETURNS(1) FOR THE SUBACCOUNTS
                             AS OF DECEMBER 31, 2002
                           SURRENDER CHARGES DEDUCTED
                       (TOTAL INSURANCE CHARGES OF 1.40%)

                                                                SUBACCOUNT                                10 YEAR OR
                          SUBACCOUNT                             INCEPTION      1 YEAR        5 YEAR          TO
                                                                   DATE                                   INCEPTION
                                                                                                             DATE
  Lazard Retirement Equity                                        7/2/01
  Lazard Retirement Small Cap                                     7/2/01

LEVCO SERIES TRUST
  Levco Equity Value
  Van Eck - Levin Mid Cap Value

LORD ABBETT SERIES FUND, INC.
  Growth And Income                                               7/2/01

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
  Limited Maturity Bond                                           7/2/01
  Midcap Growth                                                   7/2/01
  Partners                                                        7/2/01

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
  Pioneer Equity Income VCT                                       7/2/01
  Pioneer Fund VCT                                                7/2/01

RYDEX VARIABLE TRUST
  Nova                                                            7/2/01
  OTC                                                             7/2/01
  U.S. Government Money Market(2)                                 7/2/01

SELIGMAN PORTFOLIOS, INC.
  Seligman Communications and Information (Class 2 Shares)        7/2/01
  Seligman Global Technology (Class 2 Shares)                     7/2/01

STRONG OPPORTUNITY FUND II, INC.
  Strong Opportunity                                              7/2/01

STRONG VARIABLE INSURANCE FUNDS, INC.
  Strong Mid Cap Growth                                           7/2/01

VAN ECK WORLDWIDE INSURANCE TRUST
  Ultra Short- Term Bond Fund
  Worldwide Bond                                                  7/2/01
  Worldwide Emerging Markets                                      7/2/01
  Worldwide Hard Assets                                           7/2/01
  Worldwide Real Estate                                           7/2/01


(1) Total returns reflect the fact that certain investment advisers waived all or part of the advisory fee or reimbursed the subaccount for a portion of its expenses. Without the waivers and reimbursements, total returns would have been lower.

(2) An investment in the Money Market Subaccount is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Subaccount will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Subaccount than its total return.

                                     TABLE 2
               GUARANTEED MINIMUM DEATH BENEFIT OPTION 1 CONTRACT
          STANDARD AVERAGE ANNUAL TOTAL RETURNS(1) FOR THE SUBACCOUNTS
                            AS OF DECEMBER 31, 2002
                           SURRENDER CHARGES DEDUCTED
                       (TOTAL INSURANCE CHARGES OF 1.70%)
                                                                 SUBACCOUNT                               10 YEAR OR
                          SUBACCOUNT                             INCEPTION      1 YEAR        5 YEAR          TO
                                                                    DATE                                  INCEPTION
                                                                                                             DATE
THE ALGER AMERICAN FUND
  Alger American Growth                                            7/2/01
  Alger American Leveraged AllCap                                  7/2/01
  Alger American MidCap Growth                                     7/2/01
  Alger American Small Capitalization                              7/2/01

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
  VP Income & Growth Fund                                          7/2/01
  VP International Fund                                            7/2/01
  VP Value Fund                                                    7/2/01

CONSECO SERIES TRUST
  Balanced                                                         7/2/01
  Conseco 20 Focus                                                 7/2/01
  Equity                                                           7/2/01
  Fixed Income                                                     7/2/01
  Government Securities                                            7/2/01
  High Yield                                                       7/2/01
  Money Market(2)                                                  7/2/01

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)    7/2/01

DREYFUS STOCK INDEX FUND (INITIAL SHARES)                          7/2/01

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)
  Dreyfus VIF -- Disciplined Stock                                 7/2/01
  Dreyfus VIF -- International Value                               7/2/01

FEDERATED INSURANCE SERIES
  Federated High Income Bond (Primary Class)                       7/2/01
  Federated International Equity                                   7/2/01
  Federated International Small Company                            7/2/01
  Federated Capital Income (formerly, Federated Utility)           7/2/01

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.
  First American Large Cap Growth                                  7/2/01
  First American Mid Cap Growth                                    7/2/01

INVESCO VARIABLE INVESTMENT FUNDS, INC.
  INVESCO VIF -- Core Equity (formerly Equity Income)              7/2/01
  INVESCO VIF -- Financial Services                                7/2/01
  INVESCO VIF -- Health Sciences                                   7/2/01
  INVESCO VIF -- High Yield                                        7/2/01
  INVESCO VIF -- Real Estate Opportunity                           7/2/01
  INVESCO VIF -- Technology                                        7/2/01
  INVESCO VIF -- Telecommunications                                7/2/01

                                    TABLE 2
               GUARANTEED MINIMUM DEATH BENEFIT OPTION 1 CONTRACT
          STANDARD AVERAGE ANNUAL TOTAL RETURNS(1) FOR THE SUBACCOUNTS
                            AS OF DECEMBER 31, 2002
                           SURRENDER CHARGES DEDUCTED
                       (TOTAL INSURANCE CHARGES OF 1.70%)

                                                                 SUBACCOUNT                               10 YEAR OR
                          SUBACCOUNT                             INCEPTION      1 YEAR        5 YEAR          TO
                                                                    DATE                                  INCEPTION
                                                                                                             DATE
JANUS ASPEN SERIES
  Global (______ Shares)
  Growth (Service Shares)                                         8/13/01
  Growth & Income (______ Shares)
  Mid Cap (formerly, Aggressive Growth ) (Institutional            7/2/01
   Shares)
  Worldwide Growth (Service Shares)                               8/13/01

LAZARD RETIREMENT SERIES, INC.
  Lazard Retirement Equity                                         7/2/01
  Lazard Retirement Small Cap                                      7/2/01

LEVCO SERIES TRUST
  Levco Equity Value
  Van Eck - Levin Mid Cap Value

LORD ABBETT SERIES FUND, INC.
  Growth And Income                                                7/2/01

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
  Limited Maturity Bond                                            7/2/01
  Midcap Growth                                                    7/2/01
  Partners                                                         7/2/01

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
  Pioneer Equity Income VCT                                        7/2/01
  Pioneer Fund VCT                                                 7/2/01

RYDEX VARIABLE TRUST
  Nova                                                             7/2/01
  OTC                                                              7/2/01
  U.S. Government Money Market(2)                                  7/2/01

SELIGMAN PORTFOLIOS, INC.
  Seligman Communications and Information (Class 2 Shares)         7/2/01
  Seligman Global Technology (Class 2 Shares)                      7/2/01

STRONG OPPORTUNITY FUND II, INC.
  Strong Opportunity                                               7/2/01

STRONG VARIABLE INSURANCE FUNDS, INC.
  Strong Mid Cap Growth                                            7/2/01

VAN ECK WORLDWIDE INSURANCE TRUST
  Ultra Short Term Bond Fund
  Worldwide Bond                                                   7/2/01
  Worldwide Emerging Markets                                       7/2/01
  Worldwide Hard Assets                                            7/2/01
  Worldwide Real Estate                                            7/2/01

(1) Total returns reflect the fact that certain investment advisers waived all or part of the advisory fee or reimbursed the subaccount for a portion of its expenses. Without the waivers and reimbursements, total returns would have been lower.

(2) An investment in the Money Market Subaccount is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Subaccount will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Subaccount than its total return.



                                     TABLE 3
    GUARANTEED MINIMUM DEATH BENEFIT OPTION 1 AND GUARANTEED MINIMUM INCOME
                                BENEFIT CONTRACT
              STANDARD AVERAGE ANNUAL TOTAL RETURNS FOR SUBACCOUNTS
                            AS OF DECEMBER 31, 2002
                           SURRENDER CHARGES DEDUCTED
                       (TOTAL INSURANCE CHARGES OF 2.00%)

                                                                 SUBACCOUNT                               10 YEAR OR
                          SUBACCOUNT                             INCEPTION      1 YEAR        5 YEAR          TO
                                                                    DATE                                  INCEPTION
                                                                                                             DATE
THE ALGER AMERICAN FUND
  Alger American Growth                                            7/2/01
  Alger American Leveraged AllCap                                  7/2/01
  Alger American MidCap Growth                                     7/2/01
  Alger American Small Capitalization                              7/2/01

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
  VP Income & Growth                                               7/2/01
  VP International                                                 7/2/01
  VP Value                                                         7/2/01

CONSECO SERIES TRUST
  Balanced                                                         7/2/01
  Conseco 20 Focus                                                 7/2/01
  Equity                                                           7/2/01
  Fixed Income                                                     7/2/01
  Government Securities                                            7/2/01
  High Yield                                                       7/2/01
  Money Market(2)                                                  7/2/01

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL            7/2/01
   SHARES)

DREYFUS STOCK INDEX FUND (INITIAL SHARES)                          7/2/01

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)
  Dreyfus VIF -- Disciplined Stock                                 7/2/01
  Dreyfus VIF -- International Value                               7/2/01

FEDERATED INSURANCE SERIES
  Federated High Income Bond (Primary Class)                       7/2/01
  Federated International Equity                                   7/2/01
  Federated International Small Company                            7/2/01
  Federated Capital Income (formerly, Federated Utility)           7/2/01

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.
  First American Large Cap Growth                                  7/2/01
  First American Mid Cap Growth                                    7/2/01

INVESCO VARIABLE INVESTMENT FUNDS, INC.
  INVESCO VIF -- Core Equity (formerly Equity Income)              7/2/01
  INVESCO VIF -- Financial Services                                7/2/01

                                     TABLE 3
    GUARANTEED MINIMUM DEATH BENEFIT OPTION 1 AND GUARANTEED MINIMUM INCOME
                                BENEFIT CONTRACT
              STANDARD AVERAGE ANNUAL TOTAL RETURNS FOR SUBACCOUNTS
                            AS OF DECEMBER 31, 2002
                           SURRENDER CHARGES DEDUCTED
                       (TOTAL INSURANCE CHARGES OF 2.00%)

                                                                 SUBACCOUNT                               10 YEAR OR
                          SUBACCOUNT                             INCEPTION      1 YEAR        5 YEAR          TO
                                                                    DATE                                  INCEPTION
                                                                                                             DATE
  INVESCO VIF -- Health Sciences                                   7/2/01
  INVESCO VIF -- High Yield                                        7/2/01
  INVESCO VIF -- Real Estate Opportunity                           7/2/01
  INVESCO VIF -- Technology                                        7/2/01
  INVESCO VIF -- Telecommunications                                7/2/01

JANUS ASPEN SERIES
  Global (______ Shares)
  Growth (Service Shares)                                         8/13/01
  Growth & Income (______ Shares)
  Mid Cap (formerly, Aggressive Growth) (Institutional Shares)     7/2/01
  Worldwide Growth (Service Shares)                               8/13/01

LAZARD RETIREMENT SERIES, INC.
  Lazard Retirement Equity                                         7/2/01
  Lazard Retirement Small Cap                                      7/2/01

LEVCO SERIES TRUST
  Levco Equity Value
  Van Eck - Levin Mid Cap Value

LORD ABBETT SERIES FUND, INC.
  Growth And Income                                                7/2/01

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
  Limited Maturity Bond                                            7/2/01
  Midcap Growth                                                    7/2/01
  Partners                                                         7/2/01

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
  Pioneer Equity Income VCT                                        7/2/01
  Pioneer Fund VCT                                                 7/2/01

RYDEX VARIABLE TRUST
  Nova                                                             7/2/01
  OTC                                                              7/2/01
  U.S. Government Money Market(2)                                  7/2/01

SELIGMAN PORTFOLIOS, INC.
  Seligman Communications and Information (Class 2 Shares)         7/2/01
  Seligman Global Technology (Class 2 Shares)                      7/2/01

STRONG OPPORTUNITY FUND II, INC.
  Strong Opportunity                                               7/2/01

STRONG VARIABLE INSURANCE FUNDS, INC.
  Strong Mid Cap Growth                                            7/2/01

                                     TABLE 3
    GUARANTEED MINIMUM DEATH BENEFIT OPTION 1 AND GUARANTEED MINIMUM INCOME
                                BENEFIT CONTRACT
              STANDARD AVERAGE ANNUAL TOTAL RETURNS FOR SUBACCOUNTS
                            AS OF DECEMBER 31, 2002
                           SURRENDER CHARGES DEDUCTED
                       (TOTAL INSURANCE CHARGES OF 2.00%)

                                                                 SUBACCOUNT                               10 YEAR OR
                          SUBACCOUNT                             INCEPTION      1 YEAR        5 YEAR          TO
                                                                    DATE                                  INCEPTION
                                                                                                             DATE
VAN ECK WORLDWIDE INSURANCE TRUST
  Ultra-Short Term Bond Fund
  Worldwide Bond                                                   7/2/01
  Worldwide Emerging Markets                                       7/2/01
  Worldwide Hard Assets                                            7/2/01
  Worldwide Real Estate                                            7/2/01


(1) Total returns reflect the fact that certain investment advisers waived all or part of the advisory fee or reimbursed the subaccount for a portion of its expenses. Without the waivers and reimbursements, total returns would have been lower.

(2) An investment in the Money Market Subaccount is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Subaccount will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Subaccount than its total return.


                                     TABLE 4
               GUARANTEED MINIMUM DEATH BENEFIT OPTION 2 CONTRACT
  STANDARD AVERAGE ANNUAL TOTAL RETURNS FOR SUBACCOUNTS AS OF DECEMBER 31, 2002
                           SURRENDER CHARGES DEDUCTED
                       (TOTAL INSURANCE CHARGES OF ____%)

                                                                 SUBACCOUNT                               10 YEAR OR
                          SUBACCOUNT                             INCEPTION      1 YEAR        5 YEAR          TO
                                                                    DATE                                  INCEPTION
                                                                                                             DATE
THE ALGER AMERICAN FUND
  Alger American Growth                                            7/2/01
  Alger American Leveraged AllCap                                  7/2/01
  Alger American MidCap Growth                                     7/2/01
  Alger American Small Capitalization                              7/2/01

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
  VP Income & Growth                                               7/2/01
  VP International                                                 7/2/01
  VP Value                                                         7/2/01

CONSECO SERIES TRUST
  Balanced                                                         7/2/01
  Conseco 20 Focus                                                 7/2/01
  Equity                                                           7/2/01
  Fixed Income                                                     7/2/01
  Government Securities                                            7/2/01
  High Yield                                                       7/2/01
  Money Market(2)                                                  7/2/01

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)    7/2/01

DREYFUS STOCK INDEX FUND (INITIAL SHARES)                          7/2/01

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)

                                     TABLE 4
               GUARANTEED MINIMUM DEATH BENEFIT OPTION 2 CONTRACT
  STANDARD AVERAGE ANNUAL TOTAL RETURNS FOR SUBACCOUNTS AS OF DECEMBER 31, 2002
                           SURRENDER CHARGES DEDUCTED
                       (TOTAL INSURANCE CHARGES OF ____%)

                                                                 SUBACCOUNT                               10 YEAR OR
                          SUBACCOUNT                             INCEPTION      1 YEAR        5 YEAR          TO
                                                                    DATE                                  INCEPTION
                                                                                                             DATE
  Dreyfus VIF -- Disciplined Stock                                 7/2/01
  Dreyfus VIF -- International Value                               7/2/01

FEDERATED INSURANCE SERIES
  Federated High Income Bond (Primary Class)                       7/2/01
  Federated International Equity                                   7/2/01
  Federated International Small Company                            7/2/01
  Federated Capital Income (formerly, Federated Utility)           7/2/01

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.
  First American Large Cap Growth                                  7/2/01
  First American Mid Cap Growth                                    7/2/01

INVESCO VARIABLE INVESTMENT FUNDS, INC.
  INVESCO VIF -- Core Equity (formerly Equity Income)              7/2/01
  INVESCO VIF -- Financial Services                                7/2/01
  INVESCO VIF -- Health Sciences                                   7/2/01
  INVESCO VIF -- High Yield                                        7/2/01
  INVESCO VIF -- Real Estate Opportunity                           7/2/01
  INVESCO VIF -- Technology                                        7/2/01
  INVESCO VIF -- Telecommunications                                7/2/01

JANUS ASPEN SERIES
  Global (______ Shares)
  Growth (Service Shares)                                         8/13/01
  Growth & Income (______ Shares)
  Mid Cap (formerly, Aggressive Growth) (Institutional Shares)     7/2/01
  Worldwide Growth (Service Shares)                               8/13/01

LAZARD RETIREMENT SERIES, INC.
  Lazard Retirement Equity                                         7/2/01
  Lazard Retirement Small Cap                                      7/2/01

LEVCO SERIES TRUST
  Levco Equity Value
  Van Eck - Levin Mid Cap Value

LORD ABBETT SERIES FUND, INC.
  Growth And Income                                                7/2/01

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
  Limited Maturity Bond                                            7/2/01
  Midcap Growth                                                    7/2/01
  Partners                                                         7/2/01

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
  Pioneer Equity Income VCT                                        7/2/01
  Pioneer Fund VCT                                                 7/2/01

                                     TABLE 4
               GUARANTEED MINIMUM DEATH BENEFIT OPTION 2 CONTRACT
  STANDARD AVERAGE ANNUAL TOTAL RETURNS FOR SUBACCOUNTS AS OF DECEMBER 31, 2002
                           SURRENDER CHARGES DEDUCTED
                       (TOTAL INSURANCE CHARGES OF ____%)

                                                                 SUBACCOUNT                               10 YEAR OR
                          SUBACCOUNT                             INCEPTION      1 YEAR        5 YEAR          TO
                                                                    DATE                                  INCEPTION
                                                                                                             DATE
RYDEX VARIABLE TRUST
  Nova                                                             7/2/01
  OTC                                                              7/2/01
  U.S. Government Money Market(2)                                  7/2/01

SELIGMAN PORTFOLIOS, INC.
  Seligman Communications and Information (Class 2 Shares)         7/2/01
  Seligman Global Technology (Class 2 Shares)                      7/2/01

STRONG OPPORTUNITY FUND II, INC.
  Strong Opportunity                                               7/2/01

STRONG VARIABLE INSURANCE FUNDS, INC.
  Strong Mid Cap Growth                                            7/2/01

VAN ECK WORLDWIDE INSURANCE TRUST
  Ultra-Short Term Bond Fund
  Worldwide Bond                                                   7/2/01
  Worldwide Emerging Markets                                       7/2/01
  Worldwide Hard Assets                                            7/2/01
  Worldwide Real Estate                                            7/2/01


(1) Total returns reflect the fact that certain investment advisers waived all or part of the advisory fee or reimbursed the subaccount for a portion of its expenses. Without the waivers and reimbursements, total returns would have been lower.

(2) An investment in the Money Market Subaccount is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Subaccount will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Subaccount than its total return.


                                     TABLE 5
        GUARANTEED MINIMUM DEATH BENEFIT OPTION 2 AND GUARANTEED MINIMUM
                            INCOME BENEFIT CONTRACT
  STANDARD AVERAGE ANNUAL TOTAL RETURNS FOR SUBACCOUNTS AS OF DECEMBER 31, 2002
                           SURRENDER CHARGES DEDUCTED
                       (TOTAL INSURANCE CHARGES OF ____%)

                                                                 SUBACCOUNT                               10 YEAR OR
                          SUBACCOUNT                             INCEPTION      1 YEAR        5 YEAR          TO
                                                                    DATE                                  INCEPTION
                                                                                                             DATE
THE ALGER AMERICAN FUND
  Alger American Growth                                            7/2/01
  Alger American Leveraged AllCap                                  7/2/01
  Alger American MidCap Growth                                     7/2/01
  Alger American Small Capitalization                              7/2/01

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
  VP Income & Growth                                               7/2/01
  VP International                                                 7/2/01
  VP Value                                                         7/2/01

                                     TABLE 5
        GUARANTEED MINIMUM DEATH BENEFIT OPTION 2 AND GUARANTEED MINIMUM
                            INCOME BENEFIT CONTRACT
  STANDARD AVERAGE ANNUAL TOTAL RETURNS FOR SUBACCOUNTS AS OF DECEMBER 31, 2002
                           SURRENDER CHARGES DEDUCTED
                       (TOTAL INSURANCE CHARGES OF ____%)

                                                                 SUBACCOUNT                               10 YEAR OR
                          SUBACCOUNT                             INCEPTION      1 YEAR        5 YEAR          TO
                                                                    DATE                                  INCEPTION
                                                                                                             DATE
CONSECO SERIES TRUST
  Balanced                                                         7/2/01
  Conseco 20 Focus                                                 7/2/01
  Equity                                                           7/2/01
  Fixed Income                                                     7/2/01
  Government Securities                                            7/2/01
  High Yield                                                       7/2/01
  Money Market(2)                                                  7/2/01

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)    7/2/01

DREYFUS STOCK INDEX FUND (INITIAL SHARES)                          7/2/01

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)
  Dreyfus VIF -- Disciplined Stock                                 7/2/01
  Dreyfus VIF -- International Value                               7/2/01

FEDERATED INSURANCE SERIES
  Federated High Income Bond (Primary Class)                       7/2/01
  Federated International Equity                                   7/2/01
  Federated International Small Company                            7/2/01
  Federated Capital Income (formerly, Federated Utility)           7/2/01

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.
  First American Large Cap Growth                                  7/2/01
  First American Mid Cap Growth                                    7/2/01

INVESCO VARIABLE INVESTMENT FUNDS, INC.
  INVESCO VIF -- Core Equity (formerly Equity Income)              7/2/01
  INVESCO VIF -- Financial Services                                7/2/01
  INVESCO VIF -- Health Sciences                                   7/2/01
  INVESCO VIF -- High Yield                                        7/2/01
  INVESCO VIF -- Real Estate Opportunity                           7/2/01
  INVESCO VIF -- Technology                                        7/2/01
  INVESCO VIF -- Telecommunications                                7/2/01

JANUS ASPEN SERIES
  Global (______ Shares)
  Growth (Service Shares)                                         8/13/01
  Growth & Income (______ Shares)
  Mid Cap (formerly, Aggressive Growth) (Institutional Shares)     7/2/01
  Worldwide Growth (Service Shares)                               8/13/01

LAZARD RETIREMENT SERIES, INC.
  Lazard Retirement Equity                                         7/2/01
  Lazard Retirement Small Cap                                      7/2/01

                                     TABLE 5
        GUARANTEED MINIMUM DEATH BENEFIT OPTION 2 AND GUARANTEED MINIMUM
                            INCOME BENEFIT CONTRACT
  STANDARD AVERAGE ANNUAL TOTAL RETURNS FOR SUBACCOUNTS AS OF DECEMBER 31, 2002
                           SURRENDER CHARGES DEDUCTED
                       (TOTAL INSURANCE CHARGES OF ____%)

                                                                 SUBACCOUNT                               10 YEAR OR
                          SUBACCOUNT                             INCEPTION      1 YEAR        5 YEAR          TO
                                                                    DATE                                  INCEPTION
                                                                                                             DATE
LEVCO SERIES TRUST
  Levco Equity Value
  Van Eck - Levin Mid Cap Value

LORD ABBETT SERIES FUND, INC.
  Growth And Income                                                7/2/01

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
  Limited Maturity Bond                                            7/2/01
  Midcap Growth                                                    7/2/01
  Partners                                                         7/2/01

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
  Pioneer Equity Income VCT                                        7/2/01
  Pioneer Fund VCT                                                 7/2/01

RYDEX VARIABLE TRUST
  Nova                                                             7/2/01
  OTC                                                              7/2/01
  U.S. Government Money Market(2)                                  7/2/01

SELIGMAN PORTFOLIOS, INC.
  Seligman Communications and Information (Class 2 Shares)         7/2/01
  Seligman Global Technology (Class 2 Shares)                      7/2/01

STRONG OPPORTUNITY FUND II, INC.
  Strong Opportunity                                               7/2/01

STRONG VARIABLE INSURANCE FUNDS, INC.
  Strong Mid Cap Growth                                            7/2/01

VAN ECK WORLDWIDE INSURANCE TRUST
  Ultra-Short Term Bond Fund
  Worldwide Bond                                                   7/2/01
  Worldwide Emerging Markets                                       7/2/01
  Worldwide Hard Assets                                            7/2/01
  Worldwide Real Estate                                            7/2/01


(1) Total returns reflect the fact that certain investment advisers waived all or part of the advisory fee or reimbursed the subaccount for a portion of its expenses. Without the waivers and reimbursements, total returns would have been lower.

(2) An investment in the Money Market Subaccount is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Subaccount will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Subaccount than its total return.

NON-STANDARD TOTAL RETURN

We may from time to time also illustrate non-standardized average annual total returns for the Subaccounts, as appears in the "Non-Standard Average Annual Total Returns" Tables, below. These non-standardized average annual total returns reflect the deduction of the insurance charges, but do not reflect the deduction of surrender charge or the contract maintenance charge.

These returns are calculated in exactly the same way as standardized average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any surrender charges or the contract maintenance charge.

Generally, non-standard performance data will only be advertised if the standard performance data for the same period, as well as for the required periods, is also illustrated.

YOU SHOULD NOTE THAT THE INVESTMENT RESULTS OF EACH SUBACCOUNT WILL FLUCTUATE OVER TIME, AND ANY PRESENTATION OF THE SUBACCOUNT'S TOTAL RETURN FOR ANY PERIOD SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT AN INVESTMENT MAY EARN OR WHAT YOUR TOTAL RETURN MAY BE IN ANY FUTURE PERIOD.

Non-standard Subaccount average annual total returns for the Subaccounts as of December 31, 2002 are shown in the following Tables.

     - Table 6 shows the performance of a Contract with the standard death benefit, and reflects the deduction of the 1.40% insurance charges.

     - Table 7 shows the performance of a Contract with guaranteed minimum death benefit option 1, and reflects the deduction of the 1.70% insurance charges.

     - Table 8 shows the performance of a Contract with guaranteed minimum death benefit option 1 and guaranteed minimum income benefit, and reflects the deduction of the 2.00% insurance charges.

     - Table 9 shows the performance of a Contract with guaranteed minimum death benefit option 2, and reflects the deduction of the ____% insurance charges.

     - Table 10 shows the performance of a Contract with guaranteed minimum death benefit option 2 and guaranteed minimum income benefit, and reflects the deduction of the ____% insurance charges.

The Tables do NOT reflect the deduction of surrender charges, the $30 contract maintenance charge or the effect of electing the earnings protection benefit rider. Non-standard Subaccount average annual total returns would be lower if these charges were deducted.



                                     TABLE 6
                         STANDARD DEATH BENEFIT CONTRACT
        NON-STANDARD AVERAGE ANNUAL TOTAL RETURNS FOR THE SUBACCOUNTS(1)
                             AS OF DECEMBER 31, 2002
                         SURRENDER CHARGES NOT DEDUCTED
                       (TOTAL INSURANCE CHARGES OF 1.40%)
                              SUBACCOUNT 10 YEAR OR

                                                                 SUBACCOUNT                               10 YEAR OR
                          SUBACCOUNT                             INCEPTION      1 YEAR        5 YEAR          TO
                                                                    DATE                                  INCEPTION
                                                                                                             DATE
THE ALGER AMERICAN FUND
  Alger American Growth                                            7/2/01
  Alger American Leveraged AllCap                                  7/2/01
  Alger American MidCap Growth                                     7/2/01
  Alger American Small Capitalization                              7/2/01

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
  VP Income & Growth                                               7/2/01
  VP International                                                 7/2/01
  VP Value                                                         7/2/01

CONSECO SERIES TRUST
  Balanced                                                         7/2/01
  Conseco 20 Focus                                                 7/2/01
  Equity                                                           7/2/01

                                     TABLE 6
                         STANDARD DEATH BENEFIT CONTRACT
        NON-STANDARD AVERAGE ANNUAL TOTAL RETURNS FOR THE SUBACCOUNTS(1)
                             AS OF DECEMBER 31, 2002
                         SURRENDER CHARGES NOT DEDUCTED
                       (TOTAL INSURANCE CHARGES OF 1.40%)
                              SUBACCOUNT 10 YEAR OR

                                                                 SUBACCOUNT                               10 YEAR OR
                          SUBACCOUNT                             INCEPTION      1 YEAR        5 YEAR          TO
                                                                    DATE                                  INCEPTION
                                                                                                             DATE
  Fixed Income                                                     7/2/01
  Government Securities                                            7/2/01
  High Yield                                                       7/2/01
  Money Market(2)                                                  7/2/01

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL            7/2/01
   SHARES)

DREYFUS STOCK INDEX FUND (INITIAL SHARES)                          7/2/01

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)
  Dreyfus VIF -- Disciplined Stock                                 7/2/01
  Dreyfus VIF -- International Value                               7/2/01

FEDERATED INSURANCE SERIES
  Federated High Income Bond (Primary Class)                       7/2/01
  Federated International Equity                                   7/2/01
  Federated International Small Company                            7/2/01
  Federated Capital Income (formerly, Federated Utility)           7/2/01

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.
  First American Large Cap Growth                                  7/2/01
  First American Mid Cap Growth                                    7/2/01

INVESCO VARIABLE INVESTMENT FUNDS, INC.
  INVESCO VIF -- Core Equity (formerly Equity Income)              7/2/01
  INVESCO VIF -- Financial Services                                7/2/01
  INVESCO VIF -- Health Sciences                                   7/2/01
  INVESCO VIF -- High Yield                                        7/2/01
  INVESCO VIF -- Real Estate Opportunity                           7/2/01
  INVESCO VIF -- Technology                                        7/2/01
  INVESCO VIF -- Telecommunications                                7/2/01

JANUS ASPEN SERIES
  Global (______ Shares)
  Growth (Service Shares)                                         8/13/01
  Growth & Income (______ Shares)
  Mid Cap (formerly, Aggressive Growth )(Institutional Shares)     7/2/01
  Worldwide Growth (Service Shares)                               8/13/01

LAZARD RETIREMENT SERIES, INC.
  Lazard Retirement Equity                                         7/2/01
  Lazard Retirement Small Cap                                      7/2/01

LEVCO SERIES TRUST
  Levco Equity Value
  Van Eck - Levin Mid Cap Value

LORD ABBETT SERIES FUND, INC.

                                                                 SUBACCOUNT                               10 YEAR OR
                          SUBACCOUNT                             INCEPTION      1 YEAR        5 YEAR          TO
                                                                    DATE                                  INCEPTION
                                                                                                             DATE
  Growth And Income                                                7/2/01

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
  Limited Maturity Bond                                            7/2/01
  Midcap Growth                                                    7/2/01
  Partners                                                         7/2/01

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
  Pioneer Equity Income VCT                                        7/2/01
  Pioneer Fund VCT                                                 7/2/01

RYDEX VARIABLE TRUST
  Nova                                                             7/2/01
  OTC                                                              7/2/01
  U.S. Government Money Market(2)                                  7/2/01

SELIGMAN PORTFOLIOS, INC.
  Seligman Communications and Information (Class 2 Shares)         7/2/01
  Seligman Global Technology (Class 2 Shares)                      7/2/01

STRONG OPPORTUNITY FUND II, INC.
  Strong Opportunity                                               7/2/01

STRONG VARIABLE INSURANCE FUNDS, INC.
  Strong Mid Cap Growth                                            7/2/01

VAN ECK WORLDWIDE INSURANCE TRUST
  Ultra Short Term Bond Fund
  Worldwide Bond                                                   7/2/01
  Worldwide Emerging Markets                                       7/2/01
  Worldwide Hard Assets                                            7/2/01
  Worldwide Real Estate                                            7/2/01


(1) Total returns reflect the fact that certain investment advisers waived all or part of the advisory fee or reimbursed the subaccount for a portion of its expenses. Without the waivers and reimbursements, total returns would have been lower.

(2) An investment in the Money Market Subaccount is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Subaccount will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Subaccount than its total return.

                                     TABLE 7
               GUARANTEED MINIMUM DEATH BENEFIT OPTION 1 CONTRACT
        NON-STANDARD AVERAGE ANNUAL TOTAL RETURNS FOR THE SUBACCOUNTS(1)
                             AS OF DECEMBER 31, 2002
                         SURRENDER CHARGES NOT DEDUCTED
                       (TOTAL INSURANCE CHARGES OF 1.70%)

                                                                 SUBACCOUNT                               10 YEAR OR
                          SUBACCOUNT                             INCEPTION      1 YEAR        5 YEAR          TO
                                                                    DATE                                  INCEPTION
                                                                                                             DATE
THE ALGER AMERICAN FUND
  Alger American Growth                                            7/2/01
  Alger American Leveraged AllCap                                  7/2/01
  Alger American MidCap Growth                                     7/2/01
  Alger American Small Capitalization                              7/2/01

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
  VP Income & Growth                                               7/2/01
  VP International Fund                                            7/2/01
  VP Value Fund                                                    7/2/01

CONSECO SERIES TRUST
  Balanced                                                         7/2/01
  Conseco 20 Focus                                                 7/2/01
  Equity                                                           7/2/01
  Fixed Income                                                     7/2/01
  Government Securities                                            7/2/01
  High Yield                                                       7/2/01
  Money Market(2)                                                  7/2/01

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL            7/2/01
   SHARES)

DREYFUS STOCK INDEX FUND (INITIAL SHARES)                          7/2/01

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)
  Dreyfus VIF -- Disciplined Stock                                 7/2/01
  Dreyfus VIF -- International Value                               7/2/01

FEDERATED INSURANCE SERIES
  Federated High Income Bond (Primary Class)                       7/2/01
  Federated International Equity                                   7/2/01
  Federated International Small Company                            7/2/01
  Federated Capital Income (formerly, Federated Utility)           7/2/01

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.
  First American Large Cap Growth                                  7/2/01
  First American Mid Cap Growth                                    7/2/01

INVESCO VARIABLE INVESTMENT FUNDS, INC.
  INVESCO VIF -- Core Equity (formerly Equity Income)              7/2/01
  INVESCO VIF -- Financial Services                                7/2/01
  INVESCO VIF -- Health Sciences                                   7/2/01
  INVESCO VIF -- High Yield                                        7/2/01
  INVESCO VIF -- Real Estate Opportunity                           7/2/01
  INVESCO VIF -- Technology                                        7/2/01
  INVESCO VIF -- Telecommunications                                7/2/01

                                     TABLE 7
               GUARANTEED MINIMUM DEATH BENEFIT OPTION 1 CONTRACT
        NON-STANDARD AVERAGE ANNUAL TOTAL RETURNS FOR THE SUBACCOUNTS(1)
                             AS OF DECEMBER 31, 2002
                         SURRENDER CHARGES NOT DEDUCTED
                       (TOTAL INSURANCE CHARGES OF 1.70%)
                                                                 SUBACCOUNT                               10 YEAR OR
                          SUBACCOUNT                             INCEPTION      1 YEAR        5 YEAR          TO
                                                                    DATE                                  INCEPTION
                                                                                                             DATE
JANUS ASPEN SERIES
  Global (______ Shares)
  Growth (Service Shares)                                         8/13/01
  Growth & Income (______ Shares)
  Mid Cap (formerly, Aggressive Growth) (Institutional Shares)     7/2/01
  Worldwide Growth (Service Shares)                               8/13/01

LEVCO SERIES TRUST
  Levco Equity Value
  Van Eck - Levin Mid Cap Value

LAZARD RETIREMENT SERIES, INC.
  Lazard Retirement Equity                                         7/2/01
  Lazard Retirement Small Cap                                      7/2/01

LORD ABBETT SERIES FUND, INC.
  Growth And Income                                                7/2/01

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
  Limited Maturity Bond                                            7/2/01
  Midcap Growth                                                    7/2/01
  Partners                                                         7/2/01

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
  Pioneer Equity Income VCT                                        7/2/01
  Pioneer Fund VCT                                                 7/2/01

RYDEX VARIABLE TRUST
  Nova                                                             7/2/01
  OTC                                                              7/2/01
  U.S. Government Money Market(2)                                  7/2/01

SELIGMAN PORTFOLIOS, INC.
  Seligman Communications and Information (Class 2 Shares)         7/2/01
  Seligman Global Technology (Class 2 Shares)                      7/2/01

STRONG OPPORTUNITY FUND II, INC.
  Strong Opportunity                                               7/2/01

STRONG VARIABLE INSURANCE FUNDS, INC.
  Strong Mid Cap Growth                                            7/2/01

VAN ECK WORLDWIDE INSURANCE TRUST
  Ultra Short Term Bond Fund
  Worldwide Bond                                                   7/2/01
  Worldwide Emerging Markets                                       7/2/01
  Worldwide Hard Assets                                            7/2/01
  Worldwide Real Estate                                            7/2/01

(1) Total returns reflect the fact that certain investment advisers waived all or part of the advisory fee or reimbursed the subaccount for a portion of its expenses. Without the waivers and reimbursements, total returns would have been lower.


(2) An investment in the Money Market Subaccount is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Subaccount will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Subaccount than its total return.



                                     TABLE 8
        GUARANTEED MINIMUM DEATH BENEFIT OPTION 1 AND GUARANTEED MINIMUM
                             INCOME BENEFIT CONTRACT
        NON-STANDARD AVERAGE ANNUAL TOTAL RETURNS FOR THE SUBACCOUNTS(1)
                            AS OF DECEMBER 31, 2002
                         SURRENDER CHARGES NOT DEDUCTED
                       (TOTAL INSURANCE CHARGES OF 2.00%)

                                                                 SUBACCOUNT                               10 YEAR OR
                          SUBACCOUNT                             INCEPTION      1 YEAR        5 YEAR          TO
                                                                    DATE                                  INCEPTION
                                                                                                             DATE
THE ALGER AMERICAN FUND
  Alger American Growth                                            7/2/01
  Alger American Leveraged AllCap                                  7/2/01
  Alger American MidCap Growth                                     7/2/01
  Alger American Small Capitalization                              7/2/01

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
  VP Income & Growth                                               7/2/01
  VP International                                                 7/2/01
  VP Value                                                         7/2/01

CONSECO SERIES TRUST
  Balanced                                                         7/2/01
  Conseco 20 Focus                                                 7/2/01
  Equity                                                           7/2/01
  Fixed Income                                                     7/2/01
  Government Securities                                            7/2/01
  High Yield                                                       7/2/01
  Money Market(2)                                                  7/2/01

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)    7/2/01

DREYFUS STOCK INDEX FUND (INITIAL SHARES)                          7/2/01

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)
  Dreyfus VIF -- Disciplined Stock                                 7/2/01
  Dreyfus VIF -- International Value                               7/2/01

FEDERATED INSURANCE SERIES
  Federated High Income Bond (Primary Class)                       7/2/01
  Federated International Equity                                   7/2/01
  Federated International Small Company                            7/2/01
  Federated Capital Income (formerly, Federated Utility)           7/2/01

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.
  First American Large Cap Growth                                  7/2/01
  First American Mid Cap Growth                                    7/2/01

INVESCO VARIABLE INVESTMENT FUNDS, INC.
  INVESCO VIF -- Core Equity (formerly Equity Income)              7/2/01
  INVESCO VIF -- Financial Services                                7/2/01

                                     TABLE 8
        GUARANTEED MINIMUM DEATH BENEFIT OPTION 1 AND GUARANTEED MINIMUM
                             INCOME BENEFIT CONTRACT
        NON-STANDARD AVERAGE ANNUAL TOTAL RETURNS FOR THE SUBACCOUNTS(1)
                            AS OF DECEMBER 31, 2002
                         SURRENDER CHARGES NOT DEDUCTED
                       (TOTAL INSURANCE CHARGES OF 2.00%)
                                                                 SUBACCOUNT                               10 YEAR OR
                          SUBACCOUNT                             INCEPTION      1 YEAR        5 YEAR          TO
                                                                    DATE                                  INCEPTION
                                                                                                             DATE
  INVESCO VIF -- Health Sciences                                   7/2/01
  INVESCO VIF -- High Yield                                        7/2/01
  INVESCO VIF -- Real Estate Opportunity                           7/2/01
  INVESCO VIF -- Technology                                        7/2/01
  INVESCO VIF -- Telecommunications                                7/2/01

JANUS ASPEN SERIES
  Global (______ Shares)
  Growth (Service Shares)                                         8/13/01
  Growth & Income (______ Shares)
  Mid Cap (formerly, Aggressive Growth)(Institutional Shares)      7/2/01
  Worldwide Growth (Service Shares)                               8/13/01

LAZARD RETIREMENT SERIES, INC.
  Lazard Retirement Equity                                         7/2/01
  Lazard Retirement Small Cap                                      7/2/01

LEVCO SERIES TRUST
  Levco Equity Value
  Van Eck - Levin Mid Cap Value

LORD ABBETT SERIES FUND, INC.
  Growth And Income                                                7/2/01

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
  Limited Maturity Bond                                            7/2/01
  Midcap Growth                                                    7/2/01
  Partners                                                         7/2/01

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
  Pioneer Equity Income VCT                                        7/2/01
  Pioneer Fund VCT                                                 7/2/01

RYDEX VARIABLE TRUST
  Nova                                                             7/2/01
  OTC                                                              7/2/01
  U.S. Government Money Market(2)                                  7/2/01

SELIGMAN PORTFOLIOS, INC.
  Seligman Communications and Information (Class 2 Shares)         7/2/01
  Seligman Global Technology (Class 2 Shares)                      7/2/01

STRONG OPPORTUNITY FUND II, INC.
  Strong Opportunity                                               7/2/01

STRONG VARIABLE INSURANCE FUNDS, INC.
  Strong Mid Cap Growth                                            7/2/01

                                     TABLE 8
        GUARANTEED MINIMUM DEATH BENEFIT OPTION 1 AND GUARANTEED MINIMUM
                             INCOME BENEFIT CONTRACT
        NON-STANDARD AVERAGE ANNUAL TOTAL RETURNS FOR THE SUBACCOUNTS(1)
                            AS OF DECEMBER 31, 2002
                         SURRENDER CHARGES NOT DEDUCTED
                       (TOTAL INSURANCE CHARGES OF 2.00%)
                                                                 SUBACCOUNT                               10 YEAR OR
                          SUBACCOUNT                             INCEPTION      1 YEAR        5 YEAR          TO
                                                                    DATE                                  INCEPTION
                                                                                                             DATE
VAN ECK WORLDWIDE INSURANCE TRUST
  Ulltra Short Term Bond Fund
  Worldwide Bond                                                   7/2/01
  Worldwide Emerging Markets                                       7/2/01
  Worldwide Hard Assets                                            7/2/01
  Worldwide Real Estate                                            7/2/01


(1) Total returns reflect that certain investment advisers waived all or part of the advisory fee or reimbursed the subaccount for a portion of its expenses. Without the waivers and reimbursements, total returns would have been lower.

(2) An investment in the Money Market Subaccount is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Subaccount will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Subaccount than its total return.



                                     TABLE 9
               GUARANTEED MINIMUM DEATH BENEFIT OPTION 2 CONTRACT
        NON-STANDARD AVERAGE ANNUAL TOTAL RETURNS FOR THE SUBACCOUNTS(1)
                            AS OF DECEMBER 31, 2002
                         SURRENDER CHARGES NOT DEDUCTED
                       (TOTAL INSURANCE CHARGES OF ____%)
                                                                 SUBACCOUNT                               10 YEAR OR
                          SUBACCOUNT                             INCEPTION      1 YEAR        5 YEAR          TO
                                                                    DATE                                  INCEPTION
                                                                                                             DATE
THE ALGER AMERICAN FUND
  Alger American Growth                                            7/2/01
  Alger American Leveraged AllCap                                  7/2/01
  Alger American MidCap Growth                                     7/2/01
  Alger American Small Capitalization                              7/2/01

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
  VP Income & Growth                                               7/2/01
  VP International                                                 7/2/01
  VP Value                                                         7/2/01

CONSECO SERIES TRUST
  Balanced                                                         7/2/01
  Conseco 20 Focus                                                 7/2/01
  Equity                                                           7/2/01
  Fixed Income                                                     7/2/01
  Government Securities                                            7/2/01
  High Yield                                                       7/2/01
  Money Market(2)                                                  7/2/01

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)    7/2/01

DREYFUS STOCK INDEX FUND (INITIAL SHARES)                          7/2/01

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)

                                     TABLE 9
               GUARANTEED MINIMUM DEATH BENEFIT OPTION 2 CONTRACT
        NON-STANDARD AVERAGE ANNUAL TOTAL RETURNS FOR THE SUBACCOUNTS(1)
                            AS OF DECEMBER 31, 2002
                         SURRENDER CHARGES NOT DEDUCTED
                       (TOTAL INSURANCE CHARGES OF ____%)

                                                                 SUBACCOUNT                               10 YEAR OR
                          SUBACCOUNT                             INCEPTION      1 YEAR        5 YEAR          TO
                                                                    DATE                                  INCEPTION
                                                                                                             DATE
  Dreyfus VIF -- Disciplined Stock                                 7/2/01
  Dreyfus VIF -- International Value                               7/2/01

FEDERATED INSURANCE SERIES
  Federated High Income Bond (Primary Class)                       7/2/01
  Federated International Equity                                   7/2/01
  Federated International Small Company                            7/2/01
  Federated Capital Income (formerly, Federated Utility)           7/2/01

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.
  First American Large Cap Growth                                  7/2/01
  First American Mid Cap Growth                                    7/2/01

INVESCO VARIABLE INVESTMENT FUNDS, INC.
  INVESCO VIF -- Core Equity (formerly Equity Income)              7/2/01
  INVESCO VIF -- Financial Services                                7/2/01
  INVESCO VIF -- Health Sciences                                   7/2/01
  INVESCO VIF -- High Yield                                        7/2/01
  INVESCO VIF -- Real Estate Opportunity                           7/2/01
  INVESCO VIF -- Technology                                        7/2/01
  INVESCO VIF -- Telecommunications                                7/2/01

JANUS ASPEN SERIES
  Global (______ Shares)
  Growth (Service Shares)                                         8/13/01
  Growth & Income (______ Shares)
  Mid Cap (formerly, Aggressive Growth)(Institutional Shares)      7/2/01
  Worldwide Growth (Service Shares)                               8/13/01

LAZARD RETIREMENT SERIES, INC.
  Lazard Retirement Equity                                         7/2/01
  Lazard Retirement Small Cap                                      7/2/01

LEVCO SERIES TRUST
  Levco Equity Value
  Van Eck - Levin Mid Cap Value

LORD ABBETT SERIES FUND, INC.
  Growth And Income                                                7/2/01

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
  Limited Maturity Bond                                            7/2/01
  Midcap Growth                                                    7/2/01
  Partners                                                         7/2/01

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
  Pioneer Equity Income VCT                                        7/2/01
  Pioneer Fund VCT                                                 7/2/01

                                     TABLE 9
               GUARANTEED MINIMUM DEATH BENEFIT OPTION 2 CONTRACT
        NON-STANDARD AVERAGE ANNUAL TOTAL RETURNS FOR THE SUBACCOUNTS(1)
                            AS OF DECEMBER 31, 2002
                         SURRENDER CHARGES NOT DEDUCTED
                       (TOTAL INSURANCE CHARGES OF ____%)
                                                                 SUBACCOUNT                               10 YEAR OR
                          SUBACCOUNT                             INCEPTION      1 YEAR        5 YEAR          TO
                                                                    DATE                                  INCEPTION
                                                                                                             DATE
RYDEX VARIABLE TRUST
  Nova                                                             7/2/01
  OTC                                                              7/2/01
  U.S. Government Money Market(2)                                  7/2/01

SELIGMAN PORTFOLIOS, INC.
  Seligman Communications and Information (Class 2 Shares)         7/2/01
  Seligman Global Technology (Class 2 Shares)                      7/2/01

STRONG OPPORTUNITY FUND II, INC.
  Strong Opportunity                                               7/2/01

STRONG VARIABLE INSURANCE FUNDS, INC.
  Strong Mid Cap Growth                                            7/2/01

VAN ECK WORLDWIDE INSURANCE TRUST
  Ulltra Short Term Bond Fund
  Worldwide Bond                                                   7/2/01
  Worldwide Emerging Markets                                       7/2/01
  Worldwide Hard Assets                                            7/2/01
  Worldwide Real Estate                                            7/2/01

(1) Total returns reflect that certain investment advisers waived all or part of the advisory fee or reimbursed the subaccount for a portion of its expenses. Without the waivers and reimbursements, total returns would have been lower.

(2) An investment in the Money Market Subaccount is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Subaccount will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Subaccount than its total return.



                                    TABLE 10
        GUARANTEED MINIMUM DEATH BENEFIT OPTION 2 AND GUARANTEED MINIMUM
                            INCOME BENEFIT CONTRACT
        NON-STANDARD AVERAGE ANNUAL TOTAL RETURNS FOR THE SUBACCOUNTS(1)
                            AS OF DECEMBER 31, 2002
                         SURRENDER CHARGES NOT DEDUCTED
                       (TOTAL INSURANCE CHARGES OF ____%)

                                                                 SUBACCOUNT                               10 YEAR OR
                          SUBACCOUNT                             INCEPTION      1 YEAR        5 YEAR          TO
                                                                    DATE                                  INCEPTION
                                                                                                             DATE
THE ALGER AMERICAN FUND
  Alger American Growth                                            7/2/01
  Alger American Leveraged AllCap                                  7/2/01
  Alger American MidCap Growth                                     7/2/01
  Alger American Small Capitalization                              7/2/01

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
  VP Income & Growth                                               7/2/01
  VP International                                                 7/2/01

                                    TABLE 10
        GUARANTEED MINIMUM DEATH BENEFIT OPTION 2 AND GUARANTEED MINIMUM
                            INCOME BENEFIT CONTRACT
        NON-STANDARD AVERAGE ANNUAL TOTAL RETURNS FOR THE SUBACCOUNTS(1)
                            AS OF DECEMBER 31, 2002
                         SURRENDER CHARGES NOT DEDUCTED
                       (TOTAL INSURANCE CHARGES OF ____%)
                                                                 SUBACCOUNT                               10 YEAR OR
                          SUBACCOUNT                             INCEPTION      1 YEAR        5 YEAR          TO
                                                                    DATE                                  INCEPTION
                                                                                                             DATE
  VP Value                                                         7/2/01

CONSECO SERIES TRUST
  Balanced                                                         7/2/01
  Conseco 20 Focus                                                 7/2/01
  Equity                                                           7/2/01
  Fixed Income                                                     7/2/01
  Government Securities                                            7/2/01
  High Yield                                                       7/2/01
  Money Market(2)                                                  7/2/01

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)    7/2/01

DREYFUS STOCK INDEX FUND (INITIAL SHARES)                          7/2/01

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)
  Dreyfus VIF -- Disciplined Stock                                 7/2/01
  Dreyfus VIF -- International Value                               7/2/01

FEDERATED INSURANCE SERIES
  Federated High Income Bond (Primary Class)                       7/2/01
  Federated International Equity                                   7/2/01
  Federated International Small Company                            7/2/01
  Federated Capital Income (formerly, Federated Utility)           7/2/01

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.
  First American Large Cap Growth                                  7/2/01
  First American Mid Cap Growth                                    7/2/01

INVESCO VARIABLE INVESTMENT FUNDS, INC.
  INVESCO VIF -- Core Equity (formerly Equity Income)              7/2/01
  INVESCO VIF -- Financial Services                                7/2/01
  INVESCO VIF -- Health Sciences                                   7/2/01
  INVESCO VIF -- High Yield                                        7/2/01
  INVESCO VIF -- Real Estate Opportunity                           7/2/01
  INVESCO VIF -- Technology                                        7/2/01
  INVESCO VIF -- Telecommunications                                7/2/01

JANUS ASPEN SERIES
  Global (______ Shares)
  Growth (Service Shares)                                         8/13/01
  Growth & Income (______ Shares)
  Mid Cap (formerly, Aggressive Growth)(Institutional Shares)      7/2/01
  Worldwide Growth (Service Shares)                               8/13/01

LAZARD RETIREMENT SERIES, INC.
  Lazard Retirement Equity                                         7/2/01
  Lazard Retirement Small Cap                                      7/2/01

                                    TABLE 10
        GUARANTEED MINIMUM DEATH BENEFIT OPTION 2 AND GUARANTEED MINIMUM
                            INCOME BENEFIT CONTRACT
        NON-STANDARD AVERAGE ANNUAL TOTAL RETURNS FOR THE SUBACCOUNTS(1)
                            AS OF DECEMBER 31, 2002
                         SURRENDER CHARGES NOT DEDUCTED
                       (TOTAL INSURANCE CHARGES OF ____%)
                                                                 SUBACCOUNT                               10 YEAR OR
                          SUBACCOUNT                             INCEPTION      1 YEAR        5 YEAR          TO
                                                                    DATE                                  INCEPTION
                                                                                                             DATE
LEVCO SERIES TRUST
  Levco Equity Value
  Van Eck - Levin Mid Cap Value

LORD ABBETT SERIES FUND, INC.
  Growth And Income                                                7/2/01

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
  Limited Maturity Bond                                            7/2/01
  Midcap Growth                                                    7/2/01
  Partners                                                         7/2/01

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
  Pioneer Equity Income VCT                                        7/2/01
  Pioneer Fund VCT                                                 7/2/01

RYDEX VARIABLE TRUST
  Nova                                                             7/2/01
  OTC                                                              7/2/01
  U.S. Government Money Market(2)                                  7/2/01

SELIGMAN PORTFOLIOS, INC.
  Seligman Communications and Information (Class 2 Shares)         7/2/01
  Seligman Global Technology (Class 2 Shares)                      7/2/01

STRONG OPPORTUNITY FUND II, INC.
  Strong Opportunity                                               7/2/01

STRONG VARIABLE INSURANCE FUNDS, INC.
  Strong Mid Cap Growth                                            7/2/01

VAN ECK WORLDWIDE INSURANCE TRUST
  Ulltra Short Term Bond Fund
  Worldwide Bond                                                   7/2/01
  Worldwide Emerging Markets                                       7/2/01
  Worldwide Hard Assets                                            7/2/01
  Worldwide Real Estate                                            7/2/01


(1) Total returns reflect that certain investment advisers waived all or part of the advisory fee or reimbursed the subaccount for a portion of its expenses. Without the waivers and reimbursements, total returns would have been lower.

(2) An investment in the Money Market Subaccount is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Subaccount will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Subaccount than its total return.

TIME PERIODS BEFORE THE DATE THE SUBACCOUNTS COMMENCED OPERATIONS

We may also disclose non-standardized total return for time periods before a Subaccount commenced operations. This performance data is based on the actual performance of the portfolios since their inception, adjusted to reflect the effect of the current level of charges that apply to the Subaccounts under the Contract.

TABLES OF ADJUSTED HISTORIC TOTAL RETURN QUOTATIONS FOR THE PORTFOLIOS


The tables below set out the adjusted historic total returns for the portfolios for various periods as of December 31, 2002. This performance data is based on the actual performance of the portfolios since their inception, adjusted to reflect the effect of the current level of charges that apply to the Subaccounts under the Contract, except that surrender charges are not deducted.

Non-standard adjusted historic total returns for the portfolios as of December 31, 2002 are shown in the following Tables.

     - Table 11 shows the adjusted portfolio performance for a Contract with the standard death benefit, and reflects the deduction of the 1.40% insurance charges.

     - Table 12 shows the adjusted portfolio performance for a Contract with guaranteed minimum death benefit option 1, and reflects the deduction of the 1.70% insurance charges.

     - Table 13 shows the adjusted portfolio performance for a Contract with guaranteed minimum death benefit option 1 and guaranteed minimum income benefit, and reflects the deduction of the 2.00% insurance charges.

     - Table 14 shows the adjusted portfolio performance for a Contract with guaranteed minimum death benefit option 2, and reflects the deduction of the ____% insurance charges.

     - Table 15 shows the adjusted portfolio performance for a Contract with guaranteed minimum death benefit option 2 and guaranteed minimum income benefit, and reflects the deduction of the ____% insurance charges.

The Tables do NOT reflect the deduction of surrender charges, the $30 contract maintenance charge or the effect of electing the earnings protection benefit rider. Non-standard adjusted historic total returns of the portfolios would be lower if these charges were deducted.



                                    TABLE 11
                         STANDARD DEATH BENEFIT CONTRACT
       NON-STANDARD ADJUSTED HISTORIC TOTAL RETURNS(1) FOR THE PORTFOLIOS
                            AS OF DECEMBER 31, 2002
                         SURRENDER CHARGES NOT DEDUCTED
                       (TOTAL INSURANCE CHARGES OF 1.40%)
                                                                 PORTFOLIO                                10 YEAR OR
                          PORTFOLIO                              INCEPTION      1 YEAR        5 YEAR          TO
                                                                    DATE                                  INCEPTION
                                                                                                             DATE
THE ALGER AMERICAN FUND
  Alger American                                                   1/9/89
  Alger American Leveraged AllCap                                 1/25/95
  Alger American MidCap Growth                                     5/3/93
  Alger American Small Capitalization                             9/21/88

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
  VP Income & Growth Fund                                         10/30/97
  VP International Fund                                            5/1/94
  VP Value Fund                                                    5/1/96

CONSECO SERIES TRUST
  Balanced                                                         5/3/93
  Conseco 20 Focus                                                 5/1/00

                                    TABLE 11
                         STANDARD DEATH BENEFIT CONTRACT
       NON-STANDARD ADJUSTED HISTORIC TOTAL RETURNS(1) FOR THE PORTFOLIOS
                            AS OF DECEMBER 31, 2002
                         SURRENDER CHARGES NOT DEDUCTED
                       (TOTAL INSURANCE CHARGES OF 1.40%)

                                                                 PORTFOLIO                                10 YEAR OR
                          PORTFOLIO                              INCEPTION      1 YEAR        5 YEAR          TO
                                                                    DATE                                  INCEPTION
                                                                                                             DATE
  Equity                                                          12/3/65
  Fixed Income                                                     5/3/93
  Government Securities                                            5/3/93
  High Yield                                                       5/1/00
  Money Market (2)                                                5/19/81

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)   10/7/93

DREYFUS STOCK INDEX FUND (INITIAL SHARES)                         9/28/89

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)
  Dreyfus VIF -- Disciplined Stock                                 5/1/96
  Dreyfus VIF -- International Value                               5/1/96

FEDERATED INSURANCE SERIES
  Federated High Income Bond (Primary Class)                       3/1/94
  Federated International Equity                                   5/8/95
  Federated International Small Company                            5/1/00
  Federated Capital Income (formerly, Federated Utility)          2/10/94

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.
  First American Large Cap Growth                                  5/1/01
  First American Mid Cap Growth                                    5/1/01

INVESCO VARIABLE INVESTMENT FUNDS, INC.
  INVESCO VIF -- Core Equity (formerly Equity Income)             8/10/94
  INVESCO VIF -- Financial Services                               9/20/99
  INVESCO VIF -- Health Sciences                                  7/28/97
  INVESCO VIF -- High Yield                                       5/27/94
  INVESCO VIF -- Real Estate Opportunity                           4/1/98
  INVESCO VIF -- Technology                                       7/14/97
  INVESCO VIF -- Telecommunications                               9/20/99

JANUS ASPEN SERIES
  Global (______ Shares)
  Growth (Service Shares)                                        12/31/99
  Growth & Income (______ Shares)
  Mid Cap (formerly, Aggressive Growth) (Institutional Shares)    9/13/93
  Worldwide Growth (Service Shares)                              12/31/99

LAZARD RETIREMENT SERIES, INC.
  Lazard Retirement Equity                                        3/18/98
  Lazard Retirement Small Cap                                     11/4/97

LEVCO SERIES TRUST
  Levco Equity Value
  Van Eck - Levin Mid Cap Value

                                    TABLE 11
                         STANDARD DEATH BENEFIT CONTRACT
       NON-STANDARD ADJUSTED HISTORIC TOTAL RETURNS(1) FOR THE PORTFOLIOS
                            AS OF DECEMBER 31, 2002
                         SURRENDER CHARGES NOT DEDUCTED
                       (TOTAL INSURANCE CHARGES OF 1.40%)
                                                                 PORTFOLIO                                10 YEAR OR
                          PORTFOLIO                              INCEPTION      1 YEAR        5 YEAR          TO
                                                                    DATE                                  INCEPTION
                                                                                                             DATE
LORD ABBETT SERIES FUND, INC.
  Growth And Income                                              12/11/89

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
  Limited Maturity Bond                                           9/10/84
  Midcap Growth                                                   11/3/97
  Partners                                                        3/22/94

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
  Pioneer Equity Income VCT                                       9/14/99
  Pioneer Fund VCT                                                 5/1/00

RYDEX VARIABLE TRUST
  Nova                                                             5/7/97
  OTC                                                              5/7/97
  U.S. Government Money Market(2)                                 11/2/98

SELIGMAN PORTFOLIOS, INC.
  Seligman Communications and Information (Class 2 Shares)         5/1/00
  Seligman Global Technology (Class 2 Shares)                      5/1/00

STRONG OPPORTUNITY FUND II, INC.
  Opportunity                                                      5/8/92

STRONG VARIABLE INSURANCE FUNDS, INC.
  Strong Mid Cap Growth                                          12/31/96

VAN ECK WORLDWIDE INSURANCE TRUST
  Ultra Short Term Bond Fund
  Worldwide Bond                                                   9/1/89
  Worldwide Emerging Markets                                     12/21/95
  Worldwide Hard Assets                                            9/1/89
  Worldwide Real Estate                                           6/23/97


(1) Total returns reflect that certain investment advisers waived all or part of the advisory fee or reimbursed the portfolio for a portion of its expenses. Without the waivers and reimbursements, total returns would have been lower.

(2) An investment in the Money Market Portfolio is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Portfolio will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Portfolio than its total return.

                                    TABLE 12
               GUARANTEED MINIMUM DEATH BENEFIT OPTION 1 CONTRACT
       NON-STANDARD ADJUSTED HISTORIC TOTAL RETURNS(1) FOR THE PORTFOLIOS
                            AS OF DECEMBER 31, 2002
                         SURRENDER CHARGES NOT DEDUCTED
                       (TOTAL INSURANCE CHARGES OF 1.70%)
                                                                 PORTFOLIO                                10 YEAR OR
                          PORTFOLIO                              INCEPTION      1 YEAR        5 YEAR          TO
                                                                    DATE                                  INCEPTION
                                                                                                             DATE
THE ALGER AMERICAN FUND
  Alger American Growth                                            1/9/89
  Alger American Leveraged AllCap                                 1/25/95
  Alger American MidCap Growth                                     5/3/93
  Alger American Small Capitalization                             9/21/88

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
  VP Income & Growth                                             10/30/97
  VP International                                                 5/1/94
  VP Value                                                         5/1/96

CONSECO SERIES TRUST
  Balanced                                                         5/3/93
  Conseco 20 Focus                                                 5/1/00
  Equity                                                          12/3/65
  Fixed Income                                                     5/3/93
  Government Securities                                            5/3/93
  High Yield                                                       5/1/00
  Money Market(2)                                                 5/19/81

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)   10/7/93

DREYFUS STOCK INDEX FUND (INITIAL SHARES)                         9/28/89

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)
  Dreyfus VIF -- Disciplined Stock                                 5/1/96
  Dreyfus VIF -- International Value                               5/1/96

FEDERATED INSURANCE SERIES
  Federated High Income Bond (Primary Class)                       3/1/94
  Federated International Equity                                   5/8/95
  Federated International Small Company                            5/1/00
  Federated Capital Income (formerly, Federated Utility)          2/10/94

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.
  First American Large Cap Growth                                  5/1/01
  First American Mid Cap Growth                                    5/1/01

INVESCO VARIABLE INVESTMENT FUNDS, INC.
  INVESCO VIF -- Core Equity (formerly Equity Income)             8/10/94
  INVESCO VIF -- Financial Services                               9/20/99
  INVESCO VIF -- Health Sciences                                  7/28/97
  INVESCO VIF -- High Yield                                       5/27/94
  INVESCO VIF -- Real Estate Opportunity                           4/1/98
  INVESCO VIF -- Technology                                       7/14/97
  INVESCO VIF -- Telecommunications                               9/20/99

                                    TABLE 12
               GUARANTEED MINIMUM DEATH BENEFIT OPTION 1 CONTRACT
       NON-STANDARD ADJUSTED HISTORIC TOTAL RETURNS(1) FOR THE PORTFOLIOS
                            AS OF DECEMBER 31, 2002
                         SURRENDER CHARGES NOT DEDUCTED
                       (TOTAL INSURANCE CHARGES OF 1.70%)
                                                                 PORTFOLIO                                10 YEAR OR
                          PORTFOLIO                              INCEPTION      1 YEAR        5 YEAR          TO
                                                                    DATE                                  INCEPTION
                                                                                                             DATE
JANUS ASPEN SERIES
  Global (______ Shares)
  Growth (Service Shares)                                        12/31/99
  Growth & Income (______ Shares)
  Mid Cap (formerly, Aggressive Growth ) (Institutional Shares)   9/13/93
     Worldwide Growth (Service Shares)                           12/31/99

LAZARD RETIREMENT SERIES, INC.
  Lazard Retirement Equity                                        3/18/98
  Lazard Retirement Small Cap                                     11/4/97

LEVCO SERIES TRUST
  Levco Equity Value
  Van Eck - Levin Mid Cap Value

LORD ABBETT SERIES FUND, INC.
  Growth And Income                                              12/11/89

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
  Limited Maturity Bond                                           9/10/84
  Midcap Growth                                                   11/3/97
  Partners                                                        3/22/94

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
  Pioneer Equity Income VCT                                       9/14/99
  Pioneer Fund VCT                                                 5/1/00

RYDEX VARIABLE TRUST
  Nova                                                             5/7/97
  OTC                                                              5/7/97
  U.S. Government Money Market(2)                                 11/2/98

SELIGMAN PORTFOLIOS, INC.
  Seligman Communications and Information (Class 2 Shares)         5/1/00
  Seligman Global Technology (Class 2 Shares)                      5/1/00

STRONG OPPORTUNITY FUND II, INC.
  Strong Opportunity                                               5/8/92

STRONG VARIABLE INSURANCE FUNDS, INC.
  Strong Mid Cap Growth                                           12/31/96

VAN ECK WORLDWIDE INSURANCE TRUST
  Ultra Short Term Bond Fund
  Worldwide Bond                                                   9/1/89
  Worldwide Emerging Markets                                      12/21/95
  Worldwide Hard Assets                                            9/1/89
  Worldwide Real Estate                                           6/23/97

(1) Total returns reflect that certain investment advisers waived all or part of the advisory fee or reimbursed the portfolio for a portion of its expenses. Without the waivers and reimbursements, total returns would have been lower.

(2) An investment in the Money Market Portfolio is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Portfolio will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Portfolio than its total return.



                                    TABLE 13
        GUARANTEED MINIMUM DEATH BENEFIT OPTION 1 AND GUARANTEED MINIMUM
                             INCOME BENEFIT CONTRACT
       NON-STANDARD ADJUSTED HISTORIC TOTAL RETURNS(1) FOR THE PORTFOLIOS
                            AS OF DECEMBER 31, 2002
                         SURRENDER CHARGES NOT DEDUCTED
                       (TOTAL INSURANCE CHARGES OF 2.00%)
                                                                 PORTFOLIO                                10 YEAR OR
                          PORTFOLIO                              INCEPTION      1 YEAR        5 YEAR          TO
                                                                    DATE                                  INCEPTION
                                                                                                             DATE
THE ALGER AMERICAN FUND
  Alger American Growth                                            1/9/89
  Alger American Leveraged AllCap                                 1/25/95
  Alger American MidCap Growth                                     5/3/93
  Alger American Small Capitalization                             9/21/88

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
  VP Income & Growth                                             10/30/97
  VP International                                                 5/1/94
  VP Value                                                         5/1/96

CONSECO SERIES TRUST
  Balanced                                                         5/3/93
  Conseco 20 Focus                                                 5/1/00
  Equity                                                          12/3/65
  Fixed Income                                                     5/3/93
  Government Securities                                            5/3/93
  High Yield                                                       5/1/00
  Money Market(2)                                                 5/19/81

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)   10/7/93

DREYFUS STOCK INDEX FUND (INITIAL SHARES)                         9/28/89

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)
  Dreyfus VIF -- Disciplined Stock                                 5/1/96
  Dreyfus VIF -- International Value                               5/1/96

FEDERATED INSURANCE SERIES
  Federated High Income Bond (Primary Class)                       3/1/94
  Federated International Equity                                   5/8/95
  Federated International Small Company                            5/1/00
  Federated Capital Income (formerly, Federated Utility)          2/10/94

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.
  First American Large Cap Growth                                  5/1/01
  First American Mid Cap Growth                                    5/1/01

INVESCO VARIABLE INVESTMENT FUNDS, INC.
  INVESCO VIF -- Core Equity (formerly Equity Income)             8/10/94
  INVESCO VIF -- Financial Services                               9/20/99
  INVESCO VIF -- Health Sciences                                  7/28/97

                                    TABLE 13
        GUARANTEED MINIMUM DEATH BENEFIT OPTION 1 AND GUARANTEED MINIMUM
                             INCOME BENEFIT CONTRACT
       NON-STANDARD ADJUSTED HISTORIC TOTAL RETURNS(1) FOR THE PORTFOLIOS
                            AS OF DECEMBER 31, 2002
                         SURRENDER CHARGES NOT DEDUCTED
                       (TOTAL INSURANCE CHARGES OF 2.00%)
                                                                 PORTFOLIO                                10 YEAR OR
                          PORTFOLIO                              INCEPTION      1 YEAR        5 YEAR          TO
                                                                    DATE                                  INCEPTION
                                                                                                             DATE
  INVESCO VIF -- High Yield                                       5/27/94
  INVESCO VIF -- Real Estate Opportunity                           4/1/98
  INVESCO VIF -- Technology                                       7/14/97
  INVESCO VIF -- Telecommunications                               9/20/99

JANUS ASPEN SERIES
  Global (______ Shares)
  Growth (Service Shares)                                        12/31/99
  Growth & Income (______ Shares)
  Mid Cap (formerly, Aggressive Growth) (Institutional Shares)    9/13/93
  Worldwide Growth (Service Shares)                              12/31/99

LAZARD RETIREMENT SERIES, INC.
  Lazard Retirement Equity                                        3/18/98
  Lazard Retirement Small Cap                                     11/4/97

LEVCO SERIES TRUST
  Levco Equity Value
  Van Eck - Levin Mid Cap Value

LORD ABBETT SERIES FUND, INC.
  Growth And Income                                               12/11/89

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
  Limited Maturity Bond                                           9/10/84
  Midcap Growth                                                   11/3/97
  Partners                                                        3/22/94

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
  Pioneer Equity Income VCT                                       9/14/99
  Pioneer Fund VCT                                                 5/1/00

RYDEX VARIABLE TRUST
  Nova                                                             5/7/97
  OTC                                                              5/7/97
  U.S. Government Money Market(2)                                 11/2/98

SELIGMAN PORTFOLIOS, INC.
  Seligman Communications and Information (Class 2 Shares)         5/1/00
  Seligman Global Technology (Class 2 Shares)                      5/1/00

STRONG OPPORTUNITY FUND II, INC.
  Strong Opportunity                                               5/8/92

STRONG VARIABLE INSURANCE FUNDS, INC.
  Strong Mid Cap Growth                                          12/31/96

                                    TABLE 13
        GUARANTEED MINIMUM DEATH BENEFIT OPTION 1 AND GUARANTEED MINIMUM
                             INCOME BENEFIT CONTRACT
       NON-STANDARD ADJUSTED HISTORIC TOTAL RETURNS(1) FOR THE PORTFOLIOS
                            AS OF DECEMBER 31, 2002
                         SURRENDER CHARGES NOT DEDUCTED
                       (TOTAL INSURANCE CHARGES OF 2.00%)
                                                                 PORTFOLIO                                10 YEAR OR
                          PORTFOLIO                              INCEPTION      1 YEAR        5 YEAR          TO
                                                                    DATE                                  INCEPTION
                                                                                                             DATE
VAN ECK WORLDWIDE INSURANCE TRUST
  Ultra Short Term Bond Fund
  Worldwide Bond                                                   9/1/89
  Worldwide Emerging Markets                                      12/21/95
  Worldwide Hard Assets                                            9/1/89
  Worldwide Real Estate                                           6/23/97


(1) Total returns reflect that certain investment advisers waived all or part of the advisory fee or reimbursed the portfolio for a portion of its expenses. Without the waivers and reimbursements, total returns would have been lower.

(2) An investment in the Money Market Portfolio is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Portfolio will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Portfolio than its total return.



                                    TABLE 14
               GUARANTEED MINIMUM DEATH BENEFIT OPTION 2 CONTRACT
       NON-STANDARD ADJUSTED HISTORIC TOTAL RETURNS(1) FOR THE PORTFOLIOS
                             AS OF DECEMBER 31, 2002
                         SURRENDER CHARGES NOT DEDUCTED
                       (TOTAL INSURANCE CHARGES OF ____%)
                                                                 PORTFOLIO                                10 YEAR OR
                          PORTFOLIO                              INCEPTION      1 YEAR        5 YEAR          TO
                                                                    DATE                                  INCEPTION
                                                                                                             DATE
THE ALGER AMERICAN FUND
  Alger American Growth                                            1/9/89
  Alger American Leveraged AllCap                                 1/25/95
  Alger American MidCap Growth                                     5/3/93
  Alger American Small Capitalization                             9/21/88

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
  VP Income & Growth                                             10/30/97
  VP International                                                 5/1/94
  VP Value                                                         5/1/96

CONSECO SERIES TRUST
  Balanced                                                         5/3/93
  Conseco 20 Focus                                                 5/1/00
  Equity                                                          12/3/65
  Fixed Income                                                     5/3/93
  Government Securities                                            5/3/93
  High Yield                                                       5/1/00
  Money Market(2)                                                 5/19/81

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)   10/7/93

DREYFUS STOCK INDEX FUND (INITIAL SHARES)                         9/28/89

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)
  Dreyfus VIF-- Disciplined Stock                                  5/1/96

                                    TABLE 14
               GUARANTEED MINIMUM DEATH BENEFIT OPTION 2 CONTRACT
       NON-STANDARD ADJUSTED HISTORIC TOTAL RETURNS(1) FOR THE PORTFOLIOS
                             AS OF DECEMBER 31, 2002
                         SURRENDER CHARGES NOT DEDUCTED
                       (TOTAL INSURANCE CHARGES OF ____%)
                                                                 PORTFOLIO                                10 YEAR OR
                          PORTFOLIO                              INCEPTION      1 YEAR        5 YEAR          TO
                                                                    DATE                                  INCEPTION
                                                                                                             DATE
  Dreyfus VIF-- International Value                                5/1/96

FEDERATED INSURANCE SERIES
  Federated High Income Bond (Primary Class)                       3/1/94
  Federated International Equity                                   5/8/95
  Federated International Small Company                            5/1/00
  Federated Capital Income (formerly, Federated Utility)          2/10/94

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.
  First American Large Cap Growth                                  5/1/01
  First American Mid Cap Growth                                    5/1/01

INVESCO VARIABLE INVESTMENT FUNDS, INC.
  INVESCO VIF -- Core Equity (formerly Equity Income)             8/10/94
  INVESCO VIF -- Financial Services                               9/20/99
  INVESCO VIF -- Health Sciences                                  7/28/97
  INVESCO VIF -- High Yield                                       5/27/94
  INVESCO VIF -- Real Estate Opportunity                           4/1/98
  INVESCO VIF -- Technology                                       7/14/97
  INVESCO VIF -- Telecommunications                               9/20/99

JANUS ASPEN SERIES
  Global (______ Shares)
  Growth (Service Shares)                                        12/31/99
  Growth & Income (______ Shares)
  Mid Cap (formerly, Aggressive Growth) (Institutional Shares)    9/13/93
  Worldwide Growth (Service Shares)                              12/31/99

LAZARD RETIREMENT SERIES, INC.
  Lazard Retirement Equity                                        3/18/98
  Lazard Retirement Small Cap                                     11/4/97

LEVCO SERIES TRUST
  Levco Equity Value
  Van Eck - Levin Mid Cap Value

LORD ABBETT SERIES FUND, INC.
  Growth And Income                                              12/11/89

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
  Limited Maturity Bond                                           9/10/84
  Midcap Growth                                                   11/3/97
  Partners                                                        3/22/94

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
  Pioneer Equity Income VCT                                       9/14/99
  Pioneer Fund VCT                                                 5/1/00

                                    TABLE 14
               GUARANTEED MINIMUM DEATH BENEFIT OPTION 2 CONTRACT
       NON-STANDARD ADJUSTED HISTORIC TOTAL RETURNS(1) FOR THE PORTFOLIOS
                             AS OF DECEMBER 31, 2002
                         SURRENDER CHARGES NOT DEDUCTED
                       (TOTAL INSURANCE CHARGES OF ____%)
                                                                 PORTFOLIO                                10 YEAR OR
                          PORTFOLIO                              INCEPTION      1 YEAR        5 YEAR          TO
                                                                    DATE                                  INCEPTION
                                                                                                             DATE
RYDEX VARIABLE TRUST
  Nova                                                             5/7/97
  OTC                                                              5/7/97
  U.S. Government Money Market(2)                                 11/2/98

SELIGMAN PORTFOLIOS, INC.
  Seligman Communications and Information (Class 2 Shares)         5/1/00
  Seligman Global Technology (Class 2 Shares)                      5/1/00

STRONG OPPORTUNITY FUND II, INC.
  Strong Opportunity                                               5/8/92

STRONG VARIABLE INSURANCE FUNDS, INC.
  Strong Mid Cap Growth                                          12/31/96

VAN ECK WORLDWIDE INSURANCE TRUST
  Ultra Short Term Bond Fund
  Worldwide Bond                                                   9/1/89
  Worldwide Emerging Markets                                     12/21/95
  Worldwide Hard Assets                                            9/1/89
  Worldwide Real Estate                                           6/23/97


(1) Total returns reflect that certain investment advisers waived all or part of the advisory fee or reimbursed the portfolio for a portion of its expenses. Without the waivers and reimbursements, total returns would have been lower.

(2) An investment in the Money Market Portfolio is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Portfolio will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Portfolio than its total return.


                                    TABLE 15
    GUARANTEED MINIMUM DEATH BENEFIT OPTION 2 AND GUARANTEED MINIMUM INCOME
                                BENEFIT CONTRACT
       NON-STANDARD ADJUSTED HISTORIC TOTAL RETURNS(1) FOR THE PORTFOLIOS
                            AS OF DECEMBER 31, 2002
                         SURRENDER CHARGES NOT DEDUCTED
                       (TOTAL INSURANCE CHARGES OF ____%)

                                                                 PORTFOLIO                                10 YEAR OR
                          PORTFOLIO                              INCEPTION      1 YEAR        5 YEAR          TO
                                                                    DATE                                  INCEPTION
                                                                                                             DATE
THE ALGER AMERICAN FUND
  Alger American Growth                                            1/9/89
  Alger American Leveraged AllCap                                 1/25/95
  Alger American MidCap Growth                                     5/3/93
  Alger American Small Capitalization                             9/21/88

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
  VP Income & Growth                                              10/30/97
  VP International                                                 5/1/94
  VP Value                                                         5/1/96

                                    TABLE 15
    GUARANTEED MINIMUM DEATH BENEFIT OPTION 2 AND GUARANTEED MINIMUM INCOME
                                BENEFIT CONTRACT
       NON-STANDARD ADJUSTED HISTORIC TOTAL RETURNS(1) FOR THE PORTFOLIOS
                            AS OF DECEMBER 31, 2002
                         SURRENDER CHARGES NOT DEDUCTED
                       (TOTAL INSURANCE CHARGES OF ____%)
                                                                 PORTFOLIO                                10 YEAR OR
                          PORTFOLIO                              INCEPTION      1 YEAR        5 YEAR          TO
                                                                    DATE                                  INCEPTION
                                                                                                             DATE
CONSECO SERIES TRUST
  Balanced                                                         5/3/93
  Conseco 20 Focus                                                 5/1/00
  Equity                                                          12/3/65
  Fixed Income                                                     5/3/93
  Government Securities                                            5/3/93
  High Yield                                                       5/1/00
  Money Market(2)                                                 5/19/81

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)   10/7/93

DREYFUS STOCK INDEX FUND (INITIAL SHARES)                         9/28/89

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)
  Dreyfus VIF -- Disciplined Stock                                 5/1/96
  Dreyfus VIF -- International Value                               5/1/96

FEDERATED INSURANCE SERIES
  Federated High Income Bond (Primary Class)                       3/1/94
  Federated International Equity                                   5/8/95
  Federated International Small Company                            5/1/00
  Federated Capital Income (formerly, Federated Utility)          2/10/94

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.
  First American Large Cap Growth                                  5/1/01
  First American Mid Cap Growth                                    5/1/01

INVESCO VARIABLE INVESTMENT FUNDS, INC.
  INVESCO VIF -- Core Equity (formerly Equity Income)             8/10/94
  INVESCO VIF -- Financial Services                               9/20/99
  INVESCO VIF -- Health Sciences                                  7/28/97
  INVESCO VIF -- High Yield                                       5/27/94
  INVESCO VIF -- Real Estate Opportunity                           4/1/98
  INVESCO VIF -- Technology                                       7/14/97
  INVESCO VIF -- Telecommunications                               9/20/99

JANUS ASPEN SERIES
  Global (______ Shares)
  Growth (Service Shares)                                        12/31/99
  Growth & Income (______ Shares)
  Mid Cap (formerly, Aggressive Growth) (Institutional Shares)    9/13/93
  Worldwide Growth (Service Shares)                              12/31/99

LAZARD RETIREMENT SERIES, INC.
  Lazard Retirement Equity                                        3/18/98
  Lazard Retirement Small Cap                                     11/4/97

                                    TABLE 15
    GUARANTEED MINIMUM DEATH BENEFIT OPTION 2 AND GUARANTEED MINIMUM INCOME
                                BENEFIT CONTRACT
       NON-STANDARD ADJUSTED HISTORIC TOTAL RETURNS(1) FOR THE PORTFOLIOS
                            AS OF DECEMBER 31, 2002
                         SURRENDER CHARGES NOT DEDUCTED
                       (TOTAL INSURANCE CHARGES OF ____%)
                                                                 PORTFOLIO                                10 YEAR OR
                          PORTFOLIO                              INCEPTION      1 YEAR        5 YEAR          TO
                                                                    DATE                                  INCEPTION
                                                                                                             DATE
LEVCO SERIES TRUST
  Levco Equity Value
  Van Eck - Levin Mid Cap Value

LORD ABBETT SERIES FUND, INC.
  Growth And Income                                               12/11/89

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
  Limited Maturity Bond                                           9/10/84
  Midcap Growth                                                   11/3/97
  Partners                                                        3/22/94

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
  Pioneer Equity Income VCT                                       9/14/99
  Pioneer Fund VCT                                                 5/1/00

RYDEX VARIABLE TRUST
  Nova                                                             5/7/97
  OTC                                                              5/7/97
  U.S. Government Money Market(2)                                 11/2/98

SELIGMAN PORTFOLIOS, INC.
  Seligman Communications and Information (Class 2 Shares)         5/1/00
  Seligman Global Technology (Class 2 Shares)                      5/1/00

STRONG OPPORTUNITY FUND II, INC.
  Strong Opportunity                                               5/8/92

STRONG VARIABLE INSURANCE FUNDS, INC.
  Strong Mid Cap Growth                                           12/31/96

VAN ECK WORLDWIDE INSURANCE TRUST
  Ultra Short Term Bond Fund
  Worldwide Bond                                                   9/1/89
  Worldwide Emerging Markets                                      12/21/95
  Worldwide Hard Assets                                            9/1/89
  Worldwide Real Estate                                           6/23/97


(1) Total returns reflect that certain investment advisers waived all or part of the advisory fee or reimbursed the portfolio for a portion of its expenses. Without the waivers and reimbursements, total returns would have been lower.

(2) An investment in the Money Market Portfolio is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Portfolio will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Portfolio than its total return.

C.  OTHER PERFORMANCE DATA

HISTORICAL UNIT VALUES. We may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, we may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

REPORTING AGENCIES. Performance data for the Subaccounts may be compared in advertisements, sales literature and reports to contract owners with the investment returns of various mutual funds, stocks, bonds, certificates of deposit, tax free bonds, or common stock and bond indices, and other groups of variable annuity separate accounts or other investment products tracked by Morningstar, Inc., a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria, such as Lipper Variable Insurance Products Performance Analysis Service or the VARDS Report.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger. Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

OTHER DATA. Reports and promotional literature may also contain other information, including the effect of tax-deferred compounding on an investment options performance returns, or returns in general, which may be illustrated by graphs, Tables or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Reports and promotional literature may also contain the ratings we have received from independent rating agencies. However, we do not guarantee the investment performance of the Subaccounts or the investment funds.

                               ANNUITY PROVISIONS

The Company makes available payment plans on a fixed and variable basis.

VARIABLE ANNUITY PAYOUT

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio. Annuity payments also depend upon the age of the annuitant and any joint annuitant and the assumed interest factor utilized. The Annuity Table used will depend upon the annuity option chosen. The dollar amount of annuity payments after the first is determined as follows:

1. The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each investment portfolio as of the annuity date. This sets the number of annuity units for each monthly payment for the applicable investment portfolio.

2. The fixed number of annuity units for each payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable investment portfolio.

The total dollar amount of each variable annuity payment is the sum of all variable annuity payments reduced by the applicable portion of the contract maintenance charge.

The calculation of the first annuity payment is made on the annuity date. The Company assesses the insurance charges during both the accumulation phase and the annuity phase. The deduction of the insurance charges will affect the amount of the first and any subsequent annuity payments. In addition, under certain circumstances, the Company may assess a contingent deferred sales charge and/or the contract maintenance charge on the annuity date which would affect the amount of the first annuity payment (see "Expenses" and "Annuity Payments" in the prospectus).

ANNUITY UNIT

The annuity unit value at the end of any subsequent valuation period is determined as follows:

1. The net investment factor for the current valuation period is multiplied by the value of the annuity unit for investment portfolio for the immediately preceding valuation period.

2. The result in (1) is then divided by the assumed investment rate factor which equals 1.00 plus the assumed investment rate for the number of days since the previous valuation period.

The owner can choose either a 5% or a 3% assumed investment rate.

FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the investment portfolios. The dollar amount of each fixed annuity payment is determined in accordance with Annuity Tables contained in the Contract.

                             INDEPENDENT ACCOUNTANTS


The financial statements included in this Statement of Additional Information of Jefferson National Life Annuity Account I and Jefferson National Life Insurance Company have been audited by _____________ independent accountants, for the periods indicated in their reports as stated in their opinion given on the authority of such firm as experts in accounting and auditing. The principal business address of _____________ is _____________.

                                  DISTRIBUTION

Inviva Securities Corporation, a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. ("Distributor"), acts as the principal underwriter of the Contracts. The Distributor's address is 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223. The Distributor is an affiliated person of ours. We offer the Contracts for sale on a continuous basis through the Distributor. No compensation was paid to the Distributor during the last fiscal year.

Conseco Equity Sales, Inc. (CES), acted as the distributor of the contracts prior to May 1, 2003. For the past three fiscal years of the Separate Account, the aggregate dollar amount of underwriting commissions paid to CES was $_________, $ ___________, and $___________. Of those amounts, $_________,
$________ and $________ , respectively, were retained by CES.





REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

The amount of the Contingent Deferred Sales Charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Contingent Deferred Sales Charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.


4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Contingent Deferred Sales Charge.


The Contingent Deferred Sales Charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Contingent Deferred Sales Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.


                              FINANCIAL STATEMENTS

The financial statements of the Company included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

                                     PART C
                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)                 Financial Statements

                    Required financial statements of Conseco Variable Annuity Account I and Conseco Variable Insurance Company (the "Company") are included in Part B hereof.

(b)                 Exhibits



     (1) Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account.(6)

     (2)            Not Applicable.

     (3) (a) Form of Principal Underwriter's Agreement of the Company on behalf of the Separate Account and Conseco Equity Sales, Inc.(8)

         (b) Form of Selling Agreement between the Company and Conseco Equity Sales, Inc.(8)

     (4) (a)   (i)  Individual Flexible Premium Deferred Annuity Contract Fixed
                    and Variable Accounts.(8)

         (a)  (ii)  Individual Flexible Premium Deferred Variable Annuity
                    Contract.(8)

         (b)        Guaranteed Minimum Death Benefit Rider.(8)

         (c)        Guaranteed Minimum Income Benefit Rider.(8)

         (d) Waiver of Contingent Deferred Sales Charges for Unemployment Rider.(8)

         (e) Waiver of Contingent Deferred Sales Charges for Nursing Care Confinement Rider.(8)

         (f) Waiver of Contingent Deferred Sales Charges for Terminal Illness Rider.(8)

         (g)        Earnings Protection Additional Death Benefit Rider.(8)

         (h)        Internal Appeals Endorsement.(8)

         (i)        Individual Retirement Annuity Endorsement.(8)

         (j)        Roth Individual Retirement Annuity Endorsement.(8)

         (k)        Section 403(b) Annuity Endorsement.(8)

     (5)            Application Form.(8)

     (6) (a) Articles of Incorporation Great American Reserve Insurance Company.(1)

         (b) Articles of Amendment to the Articles of Incorporation of the Company.(4)

         (c)        Amended and Restated By-Laws of the Company.(4)



     (7)            Not Applicable.

     (8) (a)   (i)  Participation Agreement among The Alger American Fund, Great
                    American Reserve Insurance Company and Fred Alger and
                    Company, Incorporated.(2)

              (ii) Amendment to Participation Agreement among The Alger American Fund, Fred Alger Management, Inc. and Great American Reserve Insurance Company.(11)

             (iii) Amendment to Participation Agreement among The Alger American Fund, Fred Alger and Company, Incorporated and Conseco Variable Insurance Company, Inc.(11)

         (b)   (i)  Participation Agreement among Berger Institutional Products
                    Trust, BBOI Worldwide LLC and Great American Reserve Insurance Company.(11)

              (ii) Amendment to Participation Agreement among Berger Institutional Products Trust, Berger LLC and Conseco Variable Insurance Company.(11)

             (iii) Amendment to Participation Agreement among Berger Institutional Products Trust, Berger LLC and Conseco Variable Insurance Company.(11)

         (c)   (i)  Form of Fund Participation Agreement between Great American
                    Reserve Insurance Company, Insurance Management Series and Federated Securities Corp.(2)

              (ii) Amendment to Fund Participation Agreement among Conseco Variable Insurance Company, Federated Securities Corp. and Federated Insurance Series.(11)

             (iii) Amendment to Fund Participation Agreement among Federated Securities Corp., Federated Insurance Series and Conseco Variable Insurance Company, Inc.(11)

         (d)   (i)  Fund Participation Agreement among Great American Reserve
                    Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.(11)

              (ii) Fund Participation Agreement among Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.(11)

             (iii) Amendment to Fund Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and Conseco Variable Insurance Company, Inc.(11)

              (iv) Amendment to Fund Participation Agreement between Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and Conseco Variable Insurance Company.(11)

         (e)   (i)  Form of Fund Participation Agreement between Lord Abbett
                    Series Fund, Inc., Lord, Abbett & Co. and Great American Reserve Insurance Company.(2)

              (ii) Amendment to Fund Participation Agreement between Lord Abbett Series Fund, Inc. and Great American Reserve Insurance Company.(12)

         (f)   (i)  Form of Fund Participation Agreement between Great American
                    Reserve Insurance Company and American Century Investment Services, Inc.(2)

              (ii) Amendment to Fund Participation Agreement by and among Great American Reserve Insurance Co. and American Century Investment Services, Inc.(11)

             (iii) Amendment to Fund Participation Agreement by and among Great American Reserve Insurance Co. and American Century Investment Services, Inc.(11)

              (iv) Amendment to Fund Participation Agreement by and between Conseco Variable Insurance Company and American Century Investment Management, Inc.(11)

               (v) Amendment to Fund Participation Agreement by and between Conseco Variable Insurance Company and American Century Investment Management, Inc.(11)

         (g)   (i)  Participation Agreement among INVESCO Variable Investment
                    Funds, Inc., INVESCO Funds Group, Inc. and Great American Reserve Insurance Company.(12)

              (ii) Amendment to Participation Agreement by and among Great American Reserve Insurance Company, INVESCO Funds Group, Inc. and INVESCO Variable Investment Funds, Inc.(12)

             (iii) Amendment to Participation Agreement among INVESCO Variable Funds, Inc., INVESCO Funds Group, Inc. and Conseco Variable Insurance Company.(12)

              (iv) Amendment to Fund Participation Agreement among INVESCO Funds Group, Inc., INVESCO Variable Investment Funds, Inc. and Conseco Variable Insurance Company, Inc.(12)

               (v) Amendment to Fund Participation Agreement between Conseco Variable Insurance Company, INVESCO Funds Group, Inc., INVESCO Distributors, Inc. and INVESCO Variable Investment Funds, Inc.(12)

         (h) Form of Fund Participation Agreement between the Company, Rydex Variable Trust and PADCO Financial Services, Inc.(4)

         (i) Form of Fund Participation Agreement between Pioneer Variable Contracts Trust, the Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.(5)

         (j)   (i)  Form of Fund Participation Agreement between Seligman
                    Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.(7)

              (ii) Amendment to Fund Participation Agreement among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company, Inc.(11)

         (k)   (i)  Form of Fund Participation Agreement between First American
                    Insurance Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company.(7)

              (ii) Amendment to Schedule A of the Participation Agreement by and among First American Insurance Portfolios, Inc., U.S. Bancorp Asset Management, Inc. and Conseco Variable Insurance Company.(11)

         (l)   (i)  Fund Participation Agreement between Conseco Variable
                    Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.(11)

              (ii) Amendment to Fund Participation Agreement between the Dreyfus Corporation and Conseco Variable Insurance Company.(11)

         (m)   (i)  Fund Participation Agreement between Janus Aspen Series and
                    Great American Reserve Insurance Company.(11)

              (ii) Amendment to Fund Participation Agreement between Janus Aspen Series and Great American Reserve Insurance Company.(11)

             (iii) Fund Participation Agreement (Service Shares) between Janus Aspen Series, Janus Distributors, Inc. and Conseco Variable Insurance Company.(13)

              (iv) Amendment to Fund Participation Agreement (Service Shares) between Janus Aspen Series, Janus Distributors, Inc. and Conseco Variable Insurance Company.(13)

         (n)   (i)  Fund Participation Agreement among Great American Reserve
                    Insurance Company, Lazard Asset Management and Lazard Retirement Series, Inc.(11)

              (ii) Fund Participation Agreement among Conseco Variable Insurance Company, Lazard Asset Management and Lazard Retirement Series, Inc.(11)

             (iii)  Amendment to Fund Participation Agreement among Lazard
                    Asset Management, Lazard Retirement Series, Inc. and Conseco Variable Insurance Company.(11)

         (o)   (i)  Fund Participation Agreement between Neuberger & Berman
                    Advisers Management Trust, Advisers Managers Trust, Neuberger & Berman Management Incorporated and Great American Reserve Insurance Company.(11)

              (ii) Addendum to Fund Participation Agreement among Conseco Variable Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc.(11)

             (iii) Amendment to Fund Participation Agreement among Neuberger Berman Adviser Management Trust, Neuberger Berman Management Inc. and Conseco Variable Insurance Company, Inc.(11)

         (p)   (i)  Participation Agreement by and among Great American Reserve
                    Insurance Company, Strong Variable Insurance Funds, Inc., Strong Special Fund II, Inc., Strong Capital Management, Inc. and Strong Funds Distributors, Inc.(11)

              (ii) Amendment to Participation Agreement by and among Great American Reserve Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Funds Distributors, Inc.(11)

             (iii) Amendment to Participation Agreement by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc.(11)

              (iv) Amendment to Participation Agreement by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc.(11)

     (9)            Opinion and Consent of Counsel.(10)



    (10)            Not Applicable.

    (11)            Not Applicable.

    (12)            Not Applicable.



    (13)            Schedule of Computation of Performance Quotations.(9)

(1) Incorporated herein by reference to initial Registration Statement on Form N-4, Great American Reserve Variable Annuity Account F, filed electronically on November 14, 1997 (File Nos. 333-40309 and 811-08483).

(2) Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4, Great American Reserve Variable Annuity Account F, filed electronically on February 3, 1998 (File Nos. 333-40309 and 811-08483).

(3) Incorporated herein by reference to initial Registration Statement on Form N-4, Great American Reserve Variable Annuity Account G, filed electronically on January 23, 1996 (File Nos. 333-00373 and 811-07501).

(4) Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-4, Conseco Variable Annuity Account H, filed electronically on April 28, 2000 (File Nos. 333-90737 and 811-09693).

(5) Incorporated herein by reference to Post-Effective Amendment No. 7 to Form N-4, Conseco Variable Annuity Account F, filed electronically on December 29, 2000 (File Nos. 333-40309 and 811-08483).

(6) Incorporated herein by reference to Registrant's initial Registration Statement on Form N-4, Conseco Variable Annuity Account I, filed electronically on January 17, 2001 (File Nos. 333-53836 and 811-10213).

(7) Incorporated herein by reference to Post-Effective Amendment No. 21 to Form N-4, Conseco Variable Annuity Account C, filed electronically on May 1, 2001 (File Nos. 033-02460 and 811-04819).

(8) Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4, Conseco Variable Annuity Account I, filed electronically on May 15, 2001 (File Nos. 333-53836 and 811-10213).

(9) Incorporated herein by reference to Post-Effective Amendment No. 3 to Form N-4, Conseco Variable Annuity Account H, filed electronically on May 1, 2001 (File Nos. 333-90737 and 811-09693).

(10) Incorporated herein by reference to Post-Effective Amendment No. 4 to Form N-4, Conseco Variable Annuity Account H, filed electronically on May 1, 2002 (File Nos. 333-90737 and 811-09693).

(11) Incorporated by reference to Post-Effective Amendment No. 13 to Form N-4, Conseco Variable Annuity Account E, filed electronically on June 24, 2002 (File Nos. 033-74092 and 811-08288).

(12) Incorporated by reference to Post-Effective Amendment No. 9 to Form N-4, Conseco Variable Annuity Account G, filed electronically on June 24, 2002 (File Nos. 333-00373 and 811-07501).

(13) Incorporated by reference to Post-Effective Amendment No. 4 to Form N-4, Conseco Variable Annuity Account I, filed electronically on June 24, 2002 (File Nos. 333-53836 and 811-10213).



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

         The following table sets forth certain information regarding the executive officers and directors of the Company who are engaged directly or indirectly in activities relating to the Variable Account or the Contracts. Their principal business address is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.


                 NAME                    POSITIONS AND OFFICES WITH DEPOSITOR             BUSINESS ADDRESS
--------------------------------------------------------------------------------------------------------------------
             David Smilow                   Director, Chairman of the Board     435 Hudson Street, 2nd Floor
                                              and Chief Executive Officer       New York, NY  10014

          Tracey Hecht Smilow              Director and Vice Chairman of the    435 Hudson Street, 2nd Floor
                                                         Board                  New York, NY  10014

             Shane Gleeson                      Director and President          9920 Corporate Campus Drive, Suite
                                                                                1000
                                                                                Louisville, KY  40223

                 NAME                    POSITIONS AND OFFICES WITH DEPOSITOR             BUSINESS ADDRESS
--------------------------------------------------------------------------------------------------------------------
              Dean Kehler                              Director                 CIBC World Markets
                                                                                425 Lexington Avenue
                                                                                3rd Floor
                                                                                New York, NY

             Thomas Leaton                             Director                 305 Roosevelt Ct., NE
                                                                                Vienna, VA 22180

            Mark Singleton                      Chief Financial Officer         435 Hudson Street, 2nd Floor
                                                                                New York, NY  10014

            Craig A. Hawley                  General Counsel and Secretary      9920 Corporate Campus Drive, Suite
                                                                                1000
                                                                                Louisville, KY  40223

              Gary Thomas                            Chief Actuary              9920 Corporate Campus Drive, Suite
                                                                                1000
                                                                                Louisville, KY  40223

             Greg Goulding                      Chief Corporate Actuary         9920 Corporate Campus Drive, Suite
                                                                                1000
                                                                                Louisville, KY  40223

              Todd Solash                    Director of Sales & Marketing      435 Hudson Street, 2nd Floor
                                                                                New York, NY  10014

              Eric Solash                              Treasurer                435 Hudson Street, 2nd Floor
                                                                                New York, NY  10014

            Mary Kaczmarek                  Director - Strategic Relations      435 Hudson Street, 2nd Floor
                                                                                New York, NY  10014

             Chris Tosney                      Director - Administration        9920 Corporate Campus Drive, Suite
                                                                                1000
                                                                                Louisville, KY  40223

              John Smith                   Director - Information Technology    9920 Corporate Campus Drive, Suite
                                                                                1000
                                                                                Louisville, KY  40223

             Martin Catron                            Controller                435 Hudson Street, 2nd Floor
                                                                                New York, NY  10014

        NAME              POSITIONS AND OFFICES WITH DEPOSITOR          BUSINESS ADDRESS
----------------------------------------------------------------------------------------------------------
    Martha Reesor              Chief Underwriter                        9920 Corporate Campus Drive, Suite
                                                                        1000
                                                                        Louisville, KY  40223

    Simon Walsh                Director - Marketing                     9920 Corporate Campus Drive, Suite
                                                                        1000
                                                                        Louisville, KY  40223

    Bob Mittel           Director - Business Development                9920 Corporate Campus Drive, Suite
                                                                        1000
                                                                        Louisville, KY  40223

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     The following information concerns those companies that may be deemed to be controlled by or under common control with Jefferson National Life Insurance Company.


|---------------------------------|
|  David Smilow and Tracey Hecht  |
|    Smilow and Family Members    |
-----------------------------------
                |
                |
                |
                |     100%
    -------------------------
    |   Inviva, L.L.C. (CA)  |            |------------------------------|
    -------------------------             |  Inviva, Inc. Management and |
                |                         |             Employees        |
                |                         -------------------------------
                |                                         |
       78%      |                                    22%  |
    -------------------------------------------------------------------------
    |                                                                        |
    |                           Inviva, Inc. (DE)                            |
    |                                                                        |
    -------------------------------------------------------------------------
                                       |
                                       |
                                       |
                                       |
                                       |
                -------------------------------------------
                |                      |                  |
                |                      |                  |
          100%  |               100%   |           100%   |
                |                      |                  |
    --------------------     --------------------  --------------------
    |                  |     |                  |  |    JNF Holding   |
    |   Life Holding   |     | Inviva Securities|  |   Company, Inc.  |
    |Company, Inc. (DE)|     | Corporation (DE) |  |       (DE)       |
    --------------------     --------------------  --------------------
           |                                                   |
           |                                                   |
           |                                                   |
           |                                                   |
    100%   |                                           100%    |
           |                                                   |
 ------------------------------           -------------------------------------
 |                            |           |                                   |
 |The American Life Insurance |           | Jefferson National Life Insurance |
 | Company of New York (NY)   |           |            Company (TX)           |
 |                            |           |                                   |
 ------------------------------           -------------------------------------

ITEM 27. NUMBER OF CONTRACT OWNERS

     As of March 31, 2003 there were ____ owners of non-qualified contracts and ____ owners of qualified contracts.

ITEM 28. INDEMNIFICATION

     The Bylaws (Article VI) of the Company provide, in part, that: The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, "Agent") against expenses (including attorneys' fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Inviva Securities Corporation is the principal underwriter for the following investment companies (other than the Registrant):

American Separate Account 5                 Jefferson National Life Annuity Account H
Jefferson National Life Annuity Account C   Jefferson National Life Separate Account L
Jefferson National Life Annuity Account E   Jefferson National Life Advisor Variable Annuity Account
Jefferson National Life Annuity Account F
Jefferson National Life Annuity Account G

(b) Inviva Securities Corporation ("ISC") is the principal underwriter for the Contracts. The following persons are the officers and directors of ISC. The principal business address for each officer and director of ISC is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.


              NAME                            POSITIONS AND OFFICES
-------------------------------------------------------------------------------
        Craig A. Hawley                     President, General Counsel
                                                   and Secretary

          Shane Gleeson                               Director

          Bob Jefferson                               Director

      Edward J. O'Brien, IV                    Chief Financial Officer

(c)

   NAME OF PRINCIPAL     NET UNDERWRITING     COMPENSATION ON      BROKERAGE COMMISSIONS   COMPENSATION*
      UNDERWRITER          DISCOUNTS AND       REDEMPTION OR
                            COMMISSIONS        ANNUITIZATION
--------------------------------------------------------------------------------------------------------
Inviva Securities
Corporation              ____                 ____                 ____                    ____

*Fees paid by Inviva for serving as underwriter

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     Each account, book, or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder is maintained by Jefferson National Life Insurance Company c/o Inviva, Inc., 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

ITEM 31. MANAGEMENT SERVICES

     Not Applicable.

ITEM 32. UNDERTAKINGS

     (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     (d) Jefferson National Life Insurance Company (the "Company") hereby represents that the fees and charges deducted under the contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

     (e) The Securities and Exchange Commission (the "SEC") issued the American Council of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of
Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

          (1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

          (2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b)(11) in any sales literature used in connection with the offer in the contract;

          (3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

          (4) Obtain from each plan participant who purchases a Section
403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

     The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (1) - (4) above have been complied with.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant has duly caused this Post-Effective Amendment No. 5 to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Louisville, the State of Kentucky, on this 28th day of February 2003.

                                      JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
                                      (Registrant)

                                      JEFFERSON NATIONAL LIFE INSURANCE COMPANY
                                      (Depositor)

                                      By:   /s/ David Smilow
                                            -----------------------------------
                                            Name:    David Smilow
                                            Title:   Chairman of the Board and
                                                     Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                          TITLE                             DATE
-------------------------          --------------------------        ------------------
/s/ David Smilow                   Chairman of the Board and         February 28, 2003
-------------------------          Chief Executive Officer
Name: David Smilow

/s/ Tracey Hecht Smilow            Director                          February 28, 2003
-------------------------
Name: Tracey Hecht Smilow

/s/ Shane Gleeson                  Director                          February 28, 2003
-------------------------
Name: Shane Gleeson

/s/ Dean Kehler                    Director                          February 28, 2003
-------------------------
Name: Dean Kehler

/s/ Thomas Leaton                  Director                          February 28, 2003
-------------------------
Name: Thomas Leaton

/s/ Mark Singleton                 Chief Financial Officer           February 28, 2003
-------------------------
Name: Mark Singleton